UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------
                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21587

                            OLD MUTUAL ADVISOR FUNDS
               (Exact name of registrant as specified in charter)

                                    --------

                       4643 South Ulster Street, Suite 600
                                Denver, CO 80237
               (Address of principal executive offices) (Zip code)

                                David J. Bullock
              4643 South Ulster Street, Suite 600, Denver, CO 80237
                     (Name and address of agent for service)

                                   Copies to:
----------------------------------------- --------------------------------------
          Jay Baris, Esq.                                Andra Ozols
Kramer Levin Naftalis & Frankel LLP                Old Mutual Capital, Inc.
          919 Third Avenue                   4643 South Ulster Street, Suite 600
      New York, New York 10022                         Denver, CO 80237
           (212) 715-9100                               (888) 744-5050
----------------------------------------- --------------------------------------

       Registrant's telephone number, including area code: 1-303-770-7600

                     DATE OF FISCAL YEAR END: JULY 31, 2005

                     DATE OF REPORTING PERIOD: JULY 31, 2005

ITEM 1.  REPORTS TO STOCKHOLDERS.


2005 ANNUAL REPORT
     TO SHAREHOLDERS

       July 31, 2005




OLD MUTUAL ADVISOR FUNDS
--------------------------------------------------------------------------------

OLD MUTUAL ASSET ALLOCATION CONSERVATIVE PORTFOLIO

OLD MUTUAL ASSET ALLOCATION BALANCED PORTFOLIO

OLD MUTUAL ASSET ALLOCATION MODERATE GROWTH PORTFOLIO

OLD MUTUAL ASSET ALLOCATION GROWTH PORTFOLIO


OLD MUTUAL
ADVISOR FUNDS
[Logo omitted]



================================================================================


ACADIAN
[Logo omitted]

Analytic Investors
[Logo omitted]

BARROW, HANLEY, MEWHINNEY & STRAUSS, INC.
[Logo omitted]

CLAY FINLAY, INC.
[Logo omitted]

DWIGHT
Asset Management Company
[Logo omitted]

HEITMAN
A Real Estate Investment Management Firm
[Logo omitted]

IBBOTSON Associates
Advisors, LLC
[Logo omitted]

LIBERTY RIDGE
CAPITAL
[Logo omitted]

P I C
-----------
PROVIDENT
INVESTMENT
COUNSEL
[Logo omitted]

ROGGE
[Logo omitted]

THOMPSON, SIEGEL & WALMSLEY, INC.
Investment Counsel
[Logo omitted]

OLD MUTUAL ADVISOR FUNDS

                                                                                                          TABLE OF CONTENTS


About This Report .........................................................................................................  2

Message to Shareholders ...................................................................................................  3

Management Overview and Statements of Net Assets

    Old Mutual Asset Allocation Conservative Portfolio
         Institutional Class (OMCIX), Class A (OMCAX), Class C (OMCCX) ....................................................  4

    Old Mutual Asset Allocation Balanced Portfolio
         Institutional Class (OMBLX), Class A (OMABX), Class C (OMBCX) .................................................... 18

    Old Mutual Asset Allocation Moderate Growth Portfolio
         Institutional Class (OMMIX), Class A (OMMAX), Class C (OMMCX) .................................................... 35

    Old Mutual Asset Allocation Growth Portfolio
         Institutional Class (OMGIX), Class A (OMGAX), Class C (OMCGX) .................................................... 52


Portfolio Expenses Example ................................................................................................ 67

Statements of Operations .................................................................................................. 68

Statements of Changes in Net Assets ....................................................................................... 69

Financial Highlights ...................................................................................................... 70

Notes to Financial Statements ............................................................................................. 72

Report of Independent Registered Public Accounting Firm ................................................................... 80

Notice to Shareholders (Unaudited) ........................................................................................ 81

Proxy Voting and Portfolio Holdings ....................................................................................... 82

Activities and Composition of the Board of Trustees and Officers of the Trust ............................................. 83


OLD MUTUAL ADVISOR FUNDS

ABOUT THIS REPORT


HISTORICAL RETURNS

All total returns mentioned in this report account for the change in a Portfolio's per-share price and the reinvestment of any dividends and capital gain distributions. If your account is set up to receive Portfolio distributions in cash rather than reinvest them, your actual return may differ from these figures. The Portfolio's performance results do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance results represent past performance, and current performance may be higher or lower. Please call 1-888-744-5050 or visit www.oldmutualcapital.com for performance results current to the most recent month-end.

The since inception returns have not been annualized. Performance results for short periods of time may not be representative of longer-term results. Performance without loads assumes that no front-end or contingent deferred sales charge applied or the investment was not redeemed. Performance with loads assumes that a front-end or contingent deferred sales charge applied to the extent applicable. The Portfolios each offer Class A, Class C and Institutional shares. Class A shares have a current maximum up-front sales charge of 5.75% and are subject to an annual service fee of 0.25%. Class C shares are subject to aggregate annual distribution and service fees of 1.00% and will be subject to a contingent deferred sales charge of 1.00% if redeemed within the first 12 months of purchase. Institutional shares are only available to eligible shareholders. The returns may reflect fee waivers and/or reimbursements in effect for the period; absent such fee waivers and reimbursements, performance would have been lower.

PORTFOLIO DATA

This report reflects views, opinions and portfolio holdings as of July 31, 2005, the end of the report period and are subject to change. The information is not a complete analysis of every aspect of any sector, industry, security or the Portfolios.

Opinions and forecasts regarding industries, companies and/or themes, and Portfolio composition and holdings, are subject to change at any time based on market and other conditions, and should not be construed as a recommendation of any specific security or as investment advice. Percentage holdings as of July 31, 2005 are included in each Portfolio's Statement of Net Assets. There is no assurance that the securities purchased remain in the Portfolio or that securities sold have not been repurchased.

There are risks associated with mutual fund investing, including the risk of loss of principal. There is no assurance that the investment process will consistently lead to successful results. There are also risks associated with small- and mid-cap investing, including limited product lines, less liquidity and small market share. Investments in foreign securities may entail unique risks, including political, market, and currency risks. Investing in fixed income securities such as bonds involves interest rate risk. When interest rates rise, the value of fixed income securities generally decreases. High-yield bonds involve a greater risk of default and price volatility than U.S. Government and other higher-quality bonds.

COMPARATIVE INDICES

The comparative indices discussed in this report are meant to provide a basis for judging a Portfolios' performance against specific securities indices. Each index shown accounts for both changes in security price and reinvestment of dividends and distributions, but does not reflect the cost of managing a mutual fund. The Portfolios may significantly differ in holdings and composition from an index. Individuals cannot invest directly in an index.

   o The unmanaged Standard & Poor's 500 (S&P 500) Index is a market value-weighted index of large-cap common stocks considered representative of the broad market.

   o The unmanaged Lehman Brothers (LB) U.S. Aggregate Bond Index is a widely recognized measure of the aggregate bond market. The unmanaged index is market value-weighted inclusive of accrued interest.

Index returns and statistical data included in this report are provided by Bloomberg, FactSet and Lehman Brothers.

                                                        OLD MUTUAL ADVISOR FUNDS

                                                         MESSAGE TO SHAREHOLDERS

DEAR SHAREHOLDER:


As we mark the close of the first fiscal year for the Old Mutual Advisor Funds, we consider the events and milestones that have influenced our performance. It was not an easy year for the financial markets and the Portfolios faced a multitude of challenges. However, aided by their adherence to the principles of asset allocation and risk management, the Portfolios performed as designed. They posted strong returns for the period and we are pleased with their results.

Over the past year, oil created a slippery slope against which the financial markets struggled to climb. Other market dynamics, like the flattening yield curve and the red-hot housing market, created a perplexing environment that was difficult to navigate at times. Despite these obstacles, the domestic economy continued to exhibit steady growth, buoyed by extraordinarily resilient consumers, a long-awaited increase in spending on the part of businesses, and an improved employment outlook.

We believe the experience and skill of the institutional managers who manage the investment allocations of the Portfolios were instrumental in overcoming the unique challenges that prevailed during the period. The success of their disciplines is evident in the Portfolio's performance, which is detailed in the pages that follow.

Looking forward, we are encouraged by signs of underlying strength in the economy and are optimistic about the prospects for continued growth. The recent surge in domestic consumption and exports sets the stage for a possible future increase in economic growth. Businesses eventually will have to raise production in order to restock their shelves and catch up to spending and exports. While the Federal Reserve believes inflationary risks still outweigh the chance of an economic stall, many experts believe that we are nearing the end of the cycle of monetary tightening. We believe stabilization of interest rates could be beneficial for the stock market.

We also anticipate that the extended outperformance of some market segments and industry sectors, like value, energy and real estate, may be shifting to other areas, such as growth and technology. Periods of shifting market leadership provide opportunities for the Portfolios and their dynamic, active approach particularly with the help of Ibbotson Associates, an industry leader that provides proprietary analysis and asset allocation guidance to the Portfolios.

Delivering solid investment performance to shareholders is one of our top priorities, matched only by our desire to also provide first class customer service. Over the past year, we have expanded our operations and product offerings with teams of experienced customer service and investment professionals. Our newly enhanced website boasts helpful features for investors, including account access. And we have just added the Old Mutual Copper Rock Emerging Growth Fund, a small-cap growth option managed by a seasoned investment team, to the Old Mutual lineup to broaden access to important investment choices. Our ultimate goal is to construct a world-class center of performance and service excellence and I am confident we are well on our way to achieving that objective.

It has been a positive year for the Portfolios and we are equally optimistic about the prospects for the year ahead. We thank you for your investment in the Old Mutual Advisor Funds.


Sincerely,


/S/Signature

David J. Bullock
[Photo omitted]

PRESIDENT
OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL ASSET ALLOCATION CONSERVATIVE PORTFOLIO


PORTFOLIO PROFILE

For the 10-month period ended July 31, 2005, the Old Mutual Asset Allocation Conservative Portfolio (Institutional Class) gained 6.60% at net asset value. By comparison, the Portfolio's benchmarks, the S&P 500 and the Lehman Brothers U.S. Aggregate Bond Index, gained 12.37% and 2.56% for the same period, respectively. Performance for all share classes is included on the following page.

FACTORS CONTRIBUTING TO PORTFOLIO PERFORMANCE

During the period, the Portfolio was managed to a target allocation of approximately 70% fixed-income and 30% equities. The fixed-income portion of the Portfolio was heavily tilted towards investment-grade core bonds. These core bond positions included corporate bonds, mortgage-backed securities, and U.S. government and agency debt. Generally, the core bond positions were slightly overweighted toward the credit sector with specific overweights in stable sectors such as Utilities and Energy. The Portfolio's position in short-term corporate bonds provided solid performance while holdings in international bonds and high-yield bonds made only minor performance contributions for the period. U.S. Treasury note positions also detracted from performance.

The primary factor behind the Portfolio's performance was its ability to capture solid upside in its equity holdings, primarily in the domestic large-cap and international equity categories. Domestic large-cap holdings had the largest positive contribution to overall returns, including positions in ConocoPhillips, Allstate and Wendy's International. In the international equity space, the Portfolio's position in the communication and distribution services industries significantly contributed to performance while the position in the transportation industry had a negative impact on returns. Most notably, automobile leasing company Sumisho Auto Leasing (Japan), negatively impacted returns and was sold from the Portfolio.

MARKET FACTORS AND ENVIRONMENT

The Federal Reserve continued its tightening of monetary policy during the period. By the end of June, the Federal Funds rate had been raised for the ninth straight time, increasing by 0.25% to 3.25%. This proved to be the largest factor affecting the fixed-income markets during the period. The long end of the bond market, which typically reacts to inflation expectations, rallied during the period based on the belief that the Federal Reserve is anticipatory in its move to contain inflation. Short-term fixed income, which is usually more responsive to changes in the Federal Funds rate, continued its yield-curve flattening trend. The Federal Reserve has reasserted its intentions of increasing rates at a "measured" pace and commented that "although energy prices have risen further, the expansion remains firm and labor market conditions continue to improve gradually."

Equity markets generally showed resilience during the period and were able to post gains, despite record oil prices, rising interest rates, and ongoing concerns about the health of the economy. As the economy and earnings growth stabilize and interest rates increase, value stocks are expected to outperform growth stocks. However, value stocks have been outpacing growth stocks by an average of 15% per year over the past five years. This has driven the current relative market valuation towards favoring growth stocks. Although we continue to overweight value stocks, we are keeping a close watch on growth versus value indicators.

Rising short-term interest rates and inflationary pressures will eventually result in increasing yields for long-term bonds. As a result, we continue to overweight short-term fixed income and underweight long-term bonds.

                                                        OLD MUTUAL ADVISOR FUNDS

                              OLD MUTUAL ASSET ALLOCATION CONSERVATIVE PORTFOLIO


ASSET CLASS WEIGHTINGS AS OF JULY 31, 2005

[Pie chart omitted -- plot points are as follows:]

Common Stock                              23%
Residential Mortgages-Agency              18%
Corporate Bonds                           18%
Repurchase Agreements                     17%
U.S. Treasury Obligations                 10%
Foreign Common Stock                       6%
Foreign Bonds                              4%
Asset-Backed Securities                    2%
Mortgage Related                           1%
U.S. Government Obligations                1%


% of Total Portfolio Investments


                        TOTAL RETURN AS OF JULY 31, 2005

                                               Since
                                            Inception*
--------------------------------------------------------------------------------
   Institutional Class                         6.60%
--------------------------------------------------------------------------------
   Class A with front-end load                 0.25%
--------------------------------------------------------------------------------
   Class A without load                        6.36%
--------------------------------------------------------------------------------
   Class C with deferred sales load            4.75%
--------------------------------------------------------------------------------
   Class C without deferred sales load         5.75%
--------------------------------------------------------------------------------
   S&P 500 Index                              12.37%
--------------------------------------------------------------------------------
   Lehman Brothers U.S. Aggregate Bond Index   2.56%
--------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. Information about these performance results and the comparative indices can be found on page 2.

* Not annualized, inception date 9/30/04

                              PORTFOLIO PERFORMANCE

[Line chart omitted -- plot points are as follows:]

                                                                      Old Mutual
                            Old Mutual          Old Mutual              Asset
                              Asset                Asset             Allocation
                            Allocation          Allocation          Conservative                                Lehman
                           Conservative        Conservative          Portfolio,                                Brothers
                            Portfolio,          Portfolio,         Institutional            S&P 500         U.S. Aggregate
                              Class A            Class C                Class                Index               Index
---------------------------------------------------------------------------------------------------------------------------
9/30/2004                     $ 9425              $10000                $10000               $10000              $10000
10/31/2004                      9472               10050                 10050                10153               10084
11/30/2004                      9613               10190                 10210                10564               10003
12/31/2004                      9772               10356                 10380                10923               10095
1/31/2005                       9734               10306                 10340                10657               10159
2/28/2005                       9838               10416                 10450                10881               10099
3/31/2005                       9754               10321                 10357                10688               10048
4/30/2005                       9726               10291                 10338                10485               10183
5/31/2005                       9850               10401                 10469                10818               10293
6/30/2005                       9929               10484                 10559                10834               10350
7/31/2005                      10025               10475                 10660                11237               10256


PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. The graph above compares an investment made in each of the Portfolio's Class shares on the inception date of 9/30/04 to an investment made in unmanaged securities indices on that date. The performance of the Portfolio's Class A shares shown in the line graph takes into account the maximum initial sales charge. Performance for the Portfolio's Class C shares assumes payment of a contingent deferred sales load, which is charged on investments held less than one year. The Portfolio's performance in this chart and the performance table assumes reinvestment of dividends and capital gain distributions but does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.

OLD MUTUAL ADVISOR FUNDS

STATEMENT OF NET ASSETS
-------------------------------------------------------------
As of July 31, 2005

OLD MUTUAL ASSET ALLOCATION CONSERVATIVE PORTFOLIO

                                                    Market
Description                             Shares    Value (000)
-------------------------------------------------------------
COMMON STOCK -- 24.0%
BASIC MATERIALS -- 0.9%
AGRICULTURAL CHEMICALS -- 0.2%
Agrium                                  1,300  $           30
Potash Corporation of Saskatchewan         70               7
                                               --------------
                                                           37
-------------------------------------------------------------
CHEMICALS-DIVERSIFIED -- 0.3%
Dow Chemical                              475              23
Lyondell Chemical                         719              20
Nova Chemicals                            500              17
                                               --------------
                                                           60
-------------------------------------------------------------
CHEMICALS-PLASTICS -- 0.0%
Spartech                                  135               3
                                               --------------
                                                            3
-------------------------------------------------------------
CHEMICALS-SPECIALTY -- 0.0%
Eastman Chemical                           60               3
Hercules*                                  53               1
                                               --------------
                                                            4
-------------------------------------------------------------
COAL -- 0.0%
Peabody Energy                            160              10
                                               --------------
                                                           10
-------------------------------------------------------------
INDUSTRIAL GASES -- 0.1%
Air Products & Chemicals                   80               5
Praxair                                   140               7
                                               --------------
                                                           12
-------------------------------------------------------------
METAL-COPPER -- 0.1%
Phelps Dodge                              250              27
                                               --------------
                                                           27
-------------------------------------------------------------
PAPER & RELATED PRODUCTS -- 0.1%
Domtar                                    345               3
Smurfit-Stone Container*                  690               8
                                               --------------
                                                           11
-------------------------------------------------------------
STEEL-PRODUCERS -- 0.1%
Nucor                                     400              22
                                               --------------
                                                           22
                                               --------------
TOTAL BASIC MATERIALS (COST $171)                         186
                                               --------------
-------------------------------------------------------------
CONSUMER CYCLICAL -- 2.7%
APPAREL MANUFACTURERS -- 0.2%
Coach*                                    220               8
Polo Ralph Lauren                         320              16
VF                                         74               4
                                               --------------
                                                           28
-------------------------------------------------------------
ATHLETIC FOOTWEAR -- 0.0%
Nike, Cl B                                 80               7
                                               --------------
                                                            7
-------------------------------------------------------------
AUDIO/VIDEO PRODUCTS -- 0.0%
Dolby Laboratories, Cl A*                 230               4
                                               --------------
                                                            4
-------------------------------------------------------------


                                                    Market
Description                             Shares    Value (000)
-------------------------------------------------------------
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL -- 0.0%
BorgWarner                                130  $            8
                                               --------------
                                                            8
-------------------------------------------------------------
BROADCAST SERVICES/PROGRAMMING -- 0.1%
Citadel Broadcasting*                     405               5
Liberty Global, Cl A*                     122               6
                                               --------------
                                                           11
-------------------------------------------------------------
BUILDING-RESIDENTIAL/COMMERCIAL -- 0.3%
DR Horton                                 666              27
KB Home                                   228              19
Pulte Homes                               110              10
                                               --------------
                                                           56
-------------------------------------------------------------
CASINO SERVICES -- 0.2%
Harrah's Entertainment                    300              24
International Game Technology             335               9
Scientific Games, Cl A*                   260               7
                                               --------------
                                                           40
-------------------------------------------------------------
CRUISE LINES -- 0.2%
Carnival                                  676              35
Royal Caribbean Cruises                   151               7
                                               --------------
                                                           42
-------------------------------------------------------------
DISTRIBUTION/WHOLESALE -- 0.0%
CDW                                       125               8
                                               --------------
                                                            8
-------------------------------------------------------------
ENTERTAINMENT SOFTWARE -- 0.2%
Activision*                             1,749              35
Electronic Arts*                          100               6
                                               --------------
                                                           41
-------------------------------------------------------------
GOLF -- 0.0%
Callaway Golf                             280               4
                                               --------------
                                                            4
-------------------------------------------------------------
HOTELS & MOTELS -- 0.1%
Fairmont Hotels & Resorts                 130               4
Marriott International, Cl A              140              10
Starwood Hotels & Resorts Worldwide        70               4
                                               --------------
                                                           18
-------------------------------------------------------------
MOTORCYCLE/MOTOR SCOOTER -- 0.0%
Harley-Davidson                           120               6
                                               --------------
                                                            6
-------------------------------------------------------------
MULTIMEDIA -- 0.2%
EW Scripps, Cl A                          200              10
Walt Disney                               930              24
                                               --------------
                                                           34
-------------------------------------------------------------
PUBLISHING-NEWSPAPERS -- 0.1%
Gannett                                   189              14
                                               --------------
                                                           14
-------------------------------------------------------------

                                     OLD MUTUAL ADVISOR FUNDS

                                      STATEMENT OF NET ASSETS
-------------------------------------------------------------
                                          As of July 31, 2005

           OLD MUTUAL ASSET ALLOCATION CONSERVATIVE PORTFOLIO

                                                     Market
Description                             Shares    Value (000)
-------------------------------------------------------------
PUBLISHING-PERIODICALS -- 0.0%
Reader's Digest                           190  $            3
                                               --------------
                                                            3
-------------------------------------------------------------
RADIO -- 0.0%
Westwood One*                             190               4
                                               --------------
                                                            4
-------------------------------------------------------------
RETAIL-APPAREL/SHOE -- 0.1%
Ross Stores                               230               6
Urban Outfitters*                          70               4
                                               --------------
                                                           10
-------------------------------------------------------------
RETAIL-ARTS & CRAFTS -- 0.1%
Michaels Stores                           500              20
                                               --------------
                                                           20
-------------------------------------------------------------
RETAIL-BEDDING -- 0.0%
Bed Bath & Beyond*                         80               4
                                               --------------
                                                            4
-------------------------------------------------------------
RETAIL-BUILDING PRODUCTS -- 0.2%
Home Depot                                158               7
Lowe's                                    320              21
                                               --------------
                                                           28
-------------------------------------------------------------
RETAIL-DISCOUNT -- 0.1%
Costco Wholesale                           30               1
Dollar General                            568              12
Target                                     80               5
                                               --------------
                                                           18
-------------------------------------------------------------
RETAIL-DRUG STORE -- 0.1%
CVS                                       370              11
Walgreen                                  100               5
                                               --------------
                                                           16
-------------------------------------------------------------
RETAIL-JEWELRY -- 0.0%
Tiffany                                   140               5
                                               --------------
                                                            5
-------------------------------------------------------------
RETAIL-MAJOR DEPARTMENT STORE -- 0.1%
JC Penney Holding                         471              26
                                               --------------
                                                           26
-------------------------------------------------------------
RETAIL-OFFICE SUPPLIES -- 0.1%
OfficeMax                                 235               7
Staples                                   310               7
                                               --------------
                                                           14
-------------------------------------------------------------
RETAIL-PET FOOD & SUPPLIES -- 0.0%
Petco Animal Supplies*                    200               6
                                               --------------
                                                            6
-------------------------------------------------------------
RETAIL-REGIONAL DEPARTMENT STORE -- 0.1%
Kohl's*                                   180              10
                                               --------------
                                                           10
-------------------------------------------------------------


                                                     Market
Description                             Shares    Value (000)
-------------------------------------------------------------
RETAIL-RESTAURANTS -- 0.1%
Darden Restaurants                        182  $            7
PF Chang's China Bistro*                   90               5
Starbucks*                                 60               3
Wendy's International                     218              11
                                               --------------
                                                           26
-------------------------------------------------------------
TELEVISION -- 0.0%
Univision Communications, Cl A*           200               6
                                               --------------
                                                            6
-------------------------------------------------------------
TOYS -- 0.1%
Mattel                                  1,061              20
                                               --------------
                                                           20
                                               --------------
TOTAL CONSUMER CYCLICAL (COST $490)                       537
                                               --------------
-------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 1.5%
AGRICULTURAL OPERATIONS -- 0.1%
Monsanto                                  150              10
Tejon Ranch*                              140               9
                                               --------------
                                                           19
-------------------------------------------------------------
BEVERAGES-NON-ALCOHOLIC -- 0.0%
PepsiCo                                    80               4
                                               --------------
                                                            4
-------------------------------------------------------------
BREWERY -- 0.1%
Molson Coors Brewing, Cl B                300              19
                                               --------------
                                                           19
-------------------------------------------------------------
COSMETICS & TOILETRIES -- 0.1%
Gillette                                   57               3
Procter & Gamble                          120               7
                                               --------------
                                                           10
-------------------------------------------------------------
FOOD-DAIRY PRODUCTS -- 0.2%
Dean Foods*                             1,023              37
                                               --------------
                                                           37
-------------------------------------------------------------
FOOD-FLOUR & GRAIN -- 0.1%
Archer-Daniels-Midland                    735              17
                                               --------------
                                                           17
-------------------------------------------------------------
FOOD-MEAT PRODUCTS -- 0.1%
Smithfield Foods*                       1,050              27
                                               --------------
                                                           27
-------------------------------------------------------------
FOOD-MISCELLANEOUS/DIVERSIFIED -- 0.1%
ConAgra Foods                             577              13
                                               --------------
                                                           13
-------------------------------------------------------------
FOOD-RETAIL -- 0.0%
Whole Foods Market                         30               4
                                               --------------
                                                            4
-------------------------------------------------------------
OFFICE SUPPLIES & FORMS -- 0.0%
Avery Dennison                            115               6
                                               --------------
                                                            6
-------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

STATEMENT OF NET ASSETS
-------------------------------------------------------------
As of July 31, 2005

 OLD MUTUAL ASSET ALLOCATION CONSERVATIVE PORTFOLIO

                                                     Market
Description                             Shares    Value (000)
-------------------------------------------------------------
POULTRY -- 0.1%
Pilgrim's Pride                           500  $           19
                                               --------------
                                                           19
-------------------------------------------------------------
TOBACCO -- 0.6%
Altria Group                              910              61
Imperial Tobacco ADR                      577              30
UST                                       649              30
                                               --------------
                                                          121
                                               --------------
TOTAL CONSUMER NON-CYCLICAL (COST $286)                   296
                                               --------------
-------------------------------------------------------------
ENERGY -- 3.0%
COAL -- 0.2%
Arch Coal                                  60               3
Consol Energy                             500              34
                                               --------------
                                                           37
-------------------------------------------------------------
OIL & GAS DRILLING -- 0.6%
ENSCO International                       170               7
GlobalSantaFe                             115               5
Nabors*                                   620              40
Precision Drilling*                       400              17
Pride International*                      965              25
Rowan*                                    180               6
Todco, Cl A*                              125               4
Transocean*                               100               6
                                               --------------
                                                          110
-------------------------------------------------------------
OIL COMPANIES-EXPLORATION &
   PRODUCTION -- 0.2%
Newfield Exploration*                     600              25
Noble Energy                               10               1
Pogo Producing                             60               3
Ultra Petroleum*                          180               7
Unocal                                     14               1
XTO Energy                                144               5
                                               --------------
                                                           42
-------------------------------------------------------------
OIL COMPANIES-INTEGRATED -- 1.2%
BP ADR                                    559              37
Chevron                                   535              31
ConocoPhillips                            786              49
Exxon Mobil                               976              58
Marathon Oil                              225              13
Occidental Petroleum                      658              54
                                               --------------
                                                          242
-------------------------------------------------------------
OIL-FIELD SERVICES -- 0.1%
BJ Services                               170              10
Schlumberger                               70               6
Tidewater                                  90               4
Weatherford International*                 60               4
                                               --------------
                                                           24
-------------------------------------------------------------
OIL FIELD MACHINERY & EQUIPMENT -- 0.2%
Cooper Cameron*                           300              21
National Oilwell Varco*                   200              10
Smith International                       130               9
                                               --------------
                                                           40
-------------------------------------------------------------


                                                     Market
Description                             Shares    Value (000)
-------------------------------------------------------------
OIL REFINING & MARKETING -- 0.1%
-------------------------------------------------------------
Valero Energy                             300  $           25
                                               --------------
                                                           25
-------------------------------------------------------------
PIPELINES -- 0.4%
El Paso                                   485               6
National Fuel Gas                         700              21
Questar                                   500              35
Williams                                  265               6
                                               --------------
                                                           68
                                               --------------
TOTAL ENERGY (COST $492)                                  588
                                               --------------
-------------------------------------------------------------
FINANCIAL -- 4.7%
COMMERCIAL BANKS-EASTERN US -- 0.1%
Commerce Bancorp                          450              15
                                               --------------
                                                           15
-------------------------------------------------------------
COMMERCIAL BANKS-SOUTHERN US -- 0.1%
Colonial BancGroup                      1,200              28
                                               --------------
                                                           28
-------------------------------------------------------------
COMMERCIAL BANKS-WESTERN US -- 0.0%
UCBH Holdings                             200               4
                                               --------------
                                                            4
-------------------------------------------------------------
FINANCE-CONSUMER LOANS -- 0.2%
SLM                                       839              43
                                               --------------
                                                           43
-------------------------------------------------------------
FINANCE-CREDIT CARD -- 0.4%
Capital One Financial                     150              13
MBNA                                    1,396              35
Providian Financial*                    1,288              24
                                               --------------
                                                           72
-------------------------------------------------------------
FINANCE-INVESTMENT BANKER/BROKER -- 0.4%
Bear Stearns                              208              21
Citigroup                                 749              33
Goldman Sachs Group                       150              16
Lehman Brothers Holdings                   33               3
                                               --------------
                                                           73
-------------------------------------------------------------
FINANCE-MORTGAGE LOAN/BANKER -- 0.1%
Countrywide Financial                     661              24
                                               --------------
                                                           24
-------------------------------------------------------------
FINANCIAL GUARANTEE INSURANCE -- 0.1%
MGIC Investment                           305              21
                                               --------------
                                                           21
-------------------------------------------------------------
INSURANCE BROKERS -- 0.1%
Brown & Brown                             500              22
                                               --------------
                                                           22
-------------------------------------------------------------
INVESTMENT MANAGEMENT/ADVISORY SERVICES -- 0.0%
Federated Investors, Cl B                 140               4
                                               --------------
                                                            4
-------------------------------------------------------------

                                     OLD MUTUAL ADVISOR FUNDS

                                      STATEMENT OF NET ASSETS
-------------------------------------------------------------
                                          As of July 31, 2005

 OLD MUTUAL ASSET ALLOCATION CONSERVATIVE PORTFOLIO

                                                    Market
Description                             Shares    Value (000)
-------------------------------------------------------------
LIFE/HEALTH INSURANCE -- 0.4%
Cigna                                     619  $           66
UnumProvident                             475               9
                                               --------------
                                                           75
-------------------------------------------------------------
MULTI-LINE INSURANCE -- 0.8%
ACE                                        34               2
Allmerica Financial*                      125               5
Allstate                                  595              36
American International Group               40               2
Assurant                                   60               2
Hartford Financial Services Group         309              25
Metlife                                   487              24
XL Capital, Cl A                          775              56
                                               --------------
                                                          152
-------------------------------------------------------------
PROPERTY/CASUALTY INSURANCE -- 0.3%
Fidelity National Financial               125               5
Safeco                                    500              28
WR Berkley                                600              22
                                               --------------
                                                           55
-------------------------------------------------------------
REAL ESTATE MANAGEMENT/SERVICES -- 0.1%
CB Richard Ellis Group, Cl A*             285              13
                                               --------------
                                                           13
-------------------------------------------------------------
REAL ESTATE OPERATION/DEVELOPMENT -- 0.0%
St. Joe                                    40               3
                                               --------------
                                                            3
-------------------------------------------------------------
REINSURANCE -- 0.3%
Aspen Insurance Holdings                  165               5
Axis Capital Holdings                     245               7
OdysseyRe Holdings                        115               3
PartnerRe                                 400              26
RenaissanceRe Holdings                    500              22
                                               --------------
                                                           63
-------------------------------------------------------------
REITS-HOTELS -- 0.0%
Host Marriott                             420               8
                                               --------------
                                                            8
-------------------------------------------------------------
REITS-OFFICE PROPERTY -- 0.2%
American Financial Realty Trust           500               7
Boston Properties                         400              31
                                               --------------
                                                           38
-------------------------------------------------------------
REITS-REGIONAL MALLS -- 0.1%
CBL & Associates Properties               500              23
Simon Property Group                       35               3
                                               --------------
                                                           26
-------------------------------------------------------------
REITS-WAREHOUSE/INDUSTRIAL -- 0.1%
Catellus Development                      700              25
                                               --------------
                                                           25
-------------------------------------------------------------
S&L/THRIFTS-EASTERN US -- 0.0%
NewAlliance Bancshares                    420               6
                                               --------------
                                                            6
-------------------------------------------------------------


                                                    Market
Description                             Shares    Value (000)
-------------------------------------------------------------
S&L/THRIFTS-WESTERN US -- 0.3%
Washington Federal                      1,040  $           24
Washington Mutual                         737              32
                                               --------------
                                                           56
-------------------------------------------------------------
SUPER-REGIONAL BANKS-US -- 0.6%
Bank of America                           889              39
Wachovia                                  472              24
Wells Fargo                               825              50
                                               --------------
                                                          113
                                               --------------
TOTAL FINANCIAL (COST $881)                               939
                                               --------------
-------------------------------------------------------------
HEALTH CARE -- 3.7%
DIAGNOSTIC EQUIPMENT -- 0.1%
Cytyc*                                    460              12
Gen-Probe*                                213               9
                                               --------------
                                                           21
-------------------------------------------------------------
DISPOSABLE MEDICAL PRODUCTS -- 0.1%
C.R. Bard                                 150              10
                                               --------------
                                                           10
-------------------------------------------------------------
HEALTH CARE COST CONTAINMENT -- 0.1%
McKesson                                  248              11
                                               --------------
                                                           11
-------------------------------------------------------------
MEDICAL INSTRUMENTS -- 0.2%
Boston Scientific*                        150               4
Guidant                                   117               8
Medtronic                                  40               2
St. Jude Medical*                         560              27
                                               --------------
                                                           41
-------------------------------------------------------------
MEDICAL LABS & TESTING SERVICES -- 0.2%
Covance*                                  500              25
Quest Diagnostics                         130               7
                                               --------------
                                                           32
-------------------------------------------------------------
MEDICAL PRODUCTS -- 0.7%
Baxter International                      682              27
Becton Dickinson                          135               7
Biomet                                    115               4
Cooper                                     90               6
Henry Schein*                             115               5
Johnson & Johnson                       1,010              65
Stryker                                    70               4
Varian Medical Systems*                    60               2
Zimmer Holdings*                          240              20
                                               --------------
                                                          140
-------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETIC -- 0.3%
Amgen*                                    100               8
Charles River Laboratories International* 180               9
Genentech*                                290              26
Genzyme*                                   90               7
Protein Design Labs*                      403               9
                                               --------------
                                                           59
-------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

STATEMENT OF NET ASSETS
-------------------------------------------------------------
As of July 31, 2005

OLD MUTUAL ASSET ALLOCATION CONSERVATIVE PORTFOLIO

                                                     Market
Description                             Shares    Value (000)
-------------------------------------------------------------
MEDICAL-DRUGS -- 0.5%
Abbott Laboratories                        70  $            3
Angiotech Pharmaceuticals*                420               6
Bristol-Myers Squibb                      832              21
Pfizer                                  1,454              38
Schering-Plough                         1,115              23
Sepracor*                                  60               3
Wyeth                                     258              12
                                               --------------
                                                          106
-------------------------------------------------------------
MEDICAL-GENERIC DRUGS -- 0.1%
Barr Pharmaceuticals*                      45               2
Teva Pharmaceutical ADR                   280               9
Watson Pharmaceuticals*                    75               2
                                               --------------
                                                           13
-------------------------------------------------------------
MEDICAL-HMO -- 0.6%
Aetna                                      75               6
Pacificare Health Systems*                360              28
UnitedHealth Group                        688              36
WellPoint*                                754              53
                                               --------------
                                                          123
-------------------------------------------------------------
MEDICAL-HOSPITALS -- 0.2%
Community Health Systems*                 600              23
Tenet Healthcare*                         180               2
Triad Hospitals*                          190              10
                                               --------------
                                                           35
-------------------------------------------------------------
MEDICAL-OUTPATIENT/HOME MEDICAL -- 0.0%
Lincare Holdings*                         135               5
                                               --------------
                                                            5
-------------------------------------------------------------
MEDICAL-WHOLESALE DRUG DISTRIBUTORS -- 0.3%
AmerisourceBergen                         400              29
Cardinal Health                           492              29
                                               --------------
                                                           58
-------------------------------------------------------------
OPTICAL SUPPLIES -- 0.1%
Alcon                                     200              23
                                               --------------
                                                           23
-------------------------------------------------------------
PHARMACY SERVICES -- 0.1%
Caremark Rx*                              270              12
                                               --------------
                                                           12
-------------------------------------------------------------
RESPIRATORY PRODUCTS -- 0.0%
Resmed*                                    90               6
                                               --------------
                                                            6
-------------------------------------------------------------
THERAPEUTICS -- 0.1%
CV Therapeutics*                          140               4
Gilead Sciences*                          440              20
Vicuron Pharmaceuticals*                  185               5
                                               --------------
                                                           29
-------------------------------------------------------------
VETERINARY DIAGNOSTICS -- 0.0%
VCA Antech*                               310               7
                                               --------------
                                                            7
                                               --------------
TOTAL HEALTH CARE (COST $659)                             731
                                               --------------
-------------------------------------------------------------


                                                     Market
Description                             Shares    Value (000)
-------------------------------------------------------------
INDUSTRIAL -- 2.2%
AEROSPACE/DEFENSE -- 0.2%
Lockheed Martin                           474  $           29
Rockwell Collins                          280              14
                                               --------------
                                                           43
-------------------------------------------------------------
AEROSPACE/DEFENSE-EQUIPMENT -- 0.1%
Alliant Techsystems*                      360              26
                                               --------------
                                                           26
-------------------------------------------------------------
AIRLINES -- 0.1%
Southwest Airlines                        820              12
                                               --------------
                                                           12
-------------------------------------------------------------
BUILDING PRODUCTS-AIR & HEATING -- 0.0%
York International                         35               2
                                               --------------
                                                            2
-------------------------------------------------------------
BUILDING PRODUCTS-CEMENT/AGGREGATE -- 0.2%
Lafarge North America                     400              28
                                               --------------
                                                           28
-------------------------------------------------------------
CONTAINERS-PAPER/PLASTIC -- 0.1%
Sealed Air*                               400              21
                                               --------------
                                                           21
-------------------------------------------------------------
DIVERSIFIED MANUFACTURING OPERATIONS -- 0.4%
Brink's                                   140               5
Danaher                                    40               2
Dover                                     165               7
General Electric                          230               8
Honeywell International                   321              13
ITT                                        90               9
Trinity                                   100               4
Tyco International                        679              21
                                               --------------
                                                           69
-------------------------------------------------------------
ELECTRIC PRODUCTS-MISCELLANEOUS -- 0.1%
Emerson Electric                          380              25
                                               --------------
                                                           25
-------------------------------------------------------------
ELECTRONIC MEASURING INSTRUMENTS -- 0.1%
Flir Systems*                             230               8
                                               --------------
                                                            8
-------------------------------------------------------------
ENGINES-INTERNAL COMBUSTION -- 0.0%
Cummins                                    84               7
                                               --------------
                                                            7
-------------------------------------------------------------
GOLD MINING -- 0.1%
Goldcorp                                1,500              24
                                               --------------
                                                           24
-------------------------------------------------------------
HAZARDOUS WASTE DISPOSAL -- 0.0%
Stericycle*                                90               5
                                               --------------
                                                            5
-------------------------------------------------------------
IDENTIFICATION SYSTEMS/DEVELOPMENT -- 0.0%
Symbol Technologies                       330               4
                                               --------------
                                                            4
-------------------------------------------------------------

                                     OLD MUTUAL ADVISOR FUNDS

                                      STATEMENT OF NET ASSETS
-------------------------------------------------------------
                                          As of July 31, 2005

           OLD MUTUAL ASSET ALLOCATION CONSERVATIVE PORTFOLIO

                                                    Market
Description                            Shares     Value (000)
-------------------------------------------------------------
INDUSTRIAL AUTOMATION/ROBOT -- 0.1%
Rockwell Automation                       160  $            8
                                               --------------
                                                            8
-------------------------------------------------------------
INSTRUMENTS-SCIENTIFIC -- 0.0%
Applera Corp - Applied
   Biosystems Group                       190               4
                                               --------------
                                                            4
-------------------------------------------------------------
MACHINERY-CONSTRUCTION & MINING -- 0.2%
Caterpillar                               204              11
Terex*                                    500              24
                                               --------------
                                                           35
-------------------------------------------------------------
MACHINERY-FARM -- 0.1%
CNH Global                              1,100              23
                                               --------------
                                                           23
-------------------------------------------------------------
MACHINERY-PRINT TRADE -- 0.0%
Zebra Technologies, Cl A*                 105               4
                                               --------------
                                                            4
-------------------------------------------------------------
METAL PROCESSORS & FABRICATORS -- 0.1%
Precision Castparts                       110              10
                                               --------------
                                                           10
-------------------------------------------------------------
POWER CONVERSION/SUPPLY
   EQUIPMENT -- 0.2%
American Power Conversion               1,634              46
                                               --------------
                                                           46
-------------------------------------------------------------
TOOLS-HAND HELD -- 0.1%
Stanley Works                             507              25
                                               --------------
                                                           25
-------------------------------------------------------------
TRANSPORT-EQUIPMENT & LEASING -- 0.0%
GATX                                      105               4
                                               --------------
                                                            4
                                               --------------
TOTAL INDUSTRIAL (COST $391)                              433
                                               --------------
-------------------------------------------------------------
SERVICES -- 0.9%
ADVERTISING AGENCIES -- 0.0%
Interpublic Group*                        420               5
                                               --------------
                                                            5
-------------------------------------------------------------
ADVERTISING SERVICES -- 0.0%
Getty Images*                             110               9
                                               --------------
                                                            9
-------------------------------------------------------------
COMMERCIAL SERVICES -- 0.1%
Alliance Data Systems*                    210               9
ChoicePoint*                              200               9
Quanta Services*                          695               7
                                               --------------
                                                           25
-------------------------------------------------------------
COMMERCIAL SERVICES-FINANCE -- 0.1%
Paychex                                   290              10
                                               --------------
                                                           10
-------------------------------------------------------------


                                                    Market
Description                            Shares     Value (000)
-------------------------------------------------------------
COMPUTER SERVICES -- 0.3%
Anteon International*                     200  $            9
Cognizant Technology
   Solutions, Cl A*                       670              33
DST Systems*                              105               5
Manhattan Associates*                     310               7
                                               --------------
                                                           54
-------------------------------------------------------------
E-COMMERCE/SERVICES -- 0.1%
eBay*                                     280              12
Monster Worldwide*                        290               9
                                               --------------
                                                           21
-------------------------------------------------------------
HUMAN RESOURCES -- 0.0%
Hewitt, Cl A*                             220               6
                                               --------------
                                                            6
-------------------------------------------------------------
RENTAL AUTO/EQUIPMENT -- 0.1%
Rent-A-Center*                            600              13
                                               --------------
                                                           13
-------------------------------------------------------------
SCHOOLS -- 0.1%
Apollo Group, Cl A*                       210              16
Education Management*                     160               5
                                               --------------
                                                           21
-------------------------------------------------------------
TELEPHONE-INTEGRATED -- 0.1%
AT&T                                       43               1
Verizon Communications                    457              15
                                               --------------
                                                           16
                                               --------------
TOTAL SERVICES (COST $167)                                180
                                               --------------
-------------------------------------------------------------
TECHNOLOGY -- 3.0%
APPLICATIONS SOFTWARE -- 0.2%
Citrix Systems*                           205               5
Infosys Technologies ADR                  120               8
Intuit*                                    80               4
Microsoft                                 300               8
Satyam Computer Services ADR              315               9
                                               --------------
                                                           34
-------------------------------------------------------------
CELLULAR TELECOMMUNICATIONS -- 0.2%
Nextel Communications, Cl A*              365              13
Nextel Partners, Cl A*                    220               5
NII Holdings*                             211              16
                                               --------------
                                                           34
-------------------------------------------------------------
COMPUTER AIDED DESIGN -- 0.0%
Autodesk                                  230               8
                                               --------------
                                                            8
-------------------------------------------------------------
COMPUTERS -- 0.2%
Apple Computer*                           180               7
Dell*                                     120               5
International Business Machines           392              33
                                               --------------
                                                           45
-------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

STATEMENT OF NET ASSETS
-------------------------------------------------------------
As of July 31, 2005

OLD MUTUAL ASSET ALLOCATION CONSERVATIVE PORTFOLIO

                                                    Market
Description                             Shares    Value (000)
-------------------------------------------------------------
COMPUTERS-MEMORY DEVICES -- 0.1%
EMC*                                      390  $            5
Network Appliance*                        300               8
                                               --------------
                                                           13
-------------------------------------------------------------
DATA PROCESSING/MANAGEMENT -- 0.1%
Dun & Bradstreet*                          75               5
MoneyGram International                   190               4
NAVTEQ*                                   190               8
SEI Investments                           150               6
                                               --------------
                                                           23
-------------------------------------------------------------
DECISION SUPPORT SOFTWARE -- 0.1%
Cognos*                                   230               9
                                               --------------
                                                            9
-------------------------------------------------------------
ELECTRONIC COMPONENTS-MISCELLANEOUS -- 0.1%
Celestica*                                390               5
Flextronics International*                350               5
Gentex                                    340               6
Jabil Circuit*                            238               7
                                               --------------
                                                           23
-------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 0.6%
ATI Technologies*                         745               9
Broadcom, Cl A*                           570              24
Fairchild Semiconductor
   International*                         115               2
Intel                                     702              19
International Rectifier*                  150               7
Intersil, Cl A                            130               3
MEMC Electronic Materials*              1,300              22
Nvidia*                                   350               9
QLogic*                                   500              16
Xilinx                                     70               2
                                               --------------
                                                          113
-------------------------------------------------------------
ELECTRONIC DESIGN AUTOMATION -- 0.0%
Cadence Design Systems*                   230               4
                                               --------------
                                                            4
-------------------------------------------------------------
ELECTRONIC FORMS -- 0.0%
Adobe Systems                             130               4
                                               --------------
                                                            4
-------------------------------------------------------------
ENTERPRISE SOFTWARE/SERVICES -- 0.2%
MicroStrategy, Cl A*                       60               4
Oracle*                                 2,041              28
SAP ADR                                   330              14
                                               --------------
                                                           46
-------------------------------------------------------------
INTERNET INFRASTRUCTURE EQUIPMENT -- 0.1%
Avocent*                                  280              10
                                               --------------
                                                           10
-------------------------------------------------------------
INTERNET SECURITY -- 0.2%
Symantec*                               1,132              25
VeriSign*                                 190               5
                                               --------------
                                                           30
-------------------------------------------------------------


                                                    Market
Description                             Shares    Value (000)
-------------------------------------------------------------
NETWORKING PRODUCTS -- 0.1%
Cisco Systems*                            645  $           12
Juniper Networks*                          90               2
                                               --------------
                                                           14
-------------------------------------------------------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 0.0%
Maxim Integrated Products                  60               2
United Microelectronics ADR               980               4
                                               --------------
                                                            6
-------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT -- 0.0%
Applied Materials*                        120               2
                                               --------------
                                                            2
-------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT -- 0.1%
Comverse Technology*                      321               8
Scientific-Atlanta                        100               4
                                               --------------
                                                           12
-------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 0.2%
Amdocs*                                 1,470              44
                                               --------------
                                                           44
-------------------------------------------------------------
WEB HOSTING/DESIGN -- 0.0%
Macromedia*                               168               7
                                               --------------
                                                            7
-------------------------------------------------------------
WEB PORTALS/ISP -- 0.2%
Google, Cl A*                              85              24
Yahoo!*                                   620              21
                                               --------------
                                                           45
-------------------------------------------------------------
WIRELESS EQUIPMENT -- 0.3%
Motorola                                  769              17
Nokia ADR                               1,703              27
Qualcomm                                  460              18
                                               --------------
                                                           62
                                               --------------
TOTAL TECHNOLOGY (COST $533)                              588
                                               --------------
-------------------------------------------------------------
TRANSPORTATION -- 0.6%
TRANSPORT-MARINE -- 0.1%
Overseas Shipholding Group                400              25
                                               --------------
                                                           25
-------------------------------------------------------------
TRANSPORT-RAIL -- 0.3%
Burlington Northern Santa Fe              434              23
Canadian Pacific Railway                  600              23
CSX                                        16               1
Norfolk Southern                          371              14
                                               --------------
                                                           61
-------------------------------------------------------------
TRANSPORT-SERVICES -- 0.0%
Ryder System                              151               6
United Parcel Service, Cl B                57               4
                                               --------------
                                                           10
-------------------------------------------------------------

                                     OLD MUTUAL ADVISOR FUNDS

                                      STATEMENT OF NET ASSETS
-------------------------------------------------------------
                                          As of July 31, 2005

           OLD MUTUAL ASSET ALLOCATION CONSERVATIVE PORTFOLIO

                                     Shares/Face    Market
Description                         Amount (000)  Value (000)
-------------------------------------------------------------
TRANSPORT-TRUCK -- 0.2%
CNF                                       125  $            6
JB Hunt Transport Services              1,250              25
                                               --------------
                                                           31
                                               --------------
TOTAL TRANSPORTATION (COST $117)                          127
                                               --------------
-------------------------------------------------------------
UTILITIES -- 0.8%
ELECTRIC-GENERATION -- 0.0%
AES*                                      370               6
                                               --------------
                                                            6
-------------------------------------------------------------
ELECTRIC-INTEGRATED -- 0.6%
Alliant Energy                            115               3
Centerpoint Energy                         48               1
Duke Energy                               794              24
Entergy                                   462              36
OGE Energy                              1,000              30
Public Service Enterprise Group            72               5
TXU                                       233              20
                                               --------------
                                                          119
-------------------------------------------------------------
INDEPENDENT POWER PRODUCER -- 0.1%
Reliant Energy*                           565               7
                                               --------------
                                                            7
-------------------------------------------------------------
POWER CONVERSION/SUPPLY EQUIPMENT -- 0.1%
American Electric Power                   485              19
                                               --------------
                                                           19
                                               --------------
TOTAL UTILITIES (COST $131)                               151
                                               --------------
TOTAL COMMON STOCK (COST $4,318)                        4,756
                                               --------------
-------------------------------------------------------------
CORPORATE BONDS -- 17.5%
Advanta Capital Trust, Ser B
   8.990%, 12/17/26                       $15              15
Allegheny Energy Supply 144A
   8.250%, 04/15/12                        30              34
Allied Waste North America, Ser B
   8.875%, 04/01/08                        40              42
Alltel
   4.656%, 05/17/07                        75              75
Alrosa Finance 144A
   8.875%, 11/17/14                        30              34
America Movil
   6.375%, 03/01/35                        30              29
American General Finance, Ser G MTN
   5.375%, 09/01/09                        25              26
Amgen
   4.000%, 11/18/09                        35              34
AT&T Wireless Services
   8.750%, 03/01/31                        30              41
   8.125%, 05/01/12                        30              35
Bank One
   5.900%, 11/15/11                        60              63
Baxter International
   5.250%, 05/01/07                        40              40
BCPLU Crystal US Holdings 144A
   9.625%, 06/15/14                        30              34
-------------------------------------------------------------


                                        Face         Market
Description                         Amount (000)  Value (000)
-------------------------------------------------------------
CORPORATE BONDS -- CONTINUED
BP Amoco
   8.500%, 04/01/12                       $50   $          61
Broder Brothers, Ser B
   11.250%, 10/15/10                       20              20
Capital One Financial
   4.800%, 02/21/12                        30              29
Carnival
   3.750%, 11/15/07                        35              34
Chesapeake Energy
   6.875%, 01/15/16                        15              16
Clayton William Energy 144A
   7.750%, 08/01/13                        40              40
Comcast
   7.625%, 02/15/08                        20              21
   5.300%, 01/15/14                        60              61
Consolidated Natural Gas
   6.875%, 10/15/26                        35              40
Countrywide Home Loan MTN
   3.250%, 05/21/08                        50              48
DaimlerChrysler
   4.750%, 01/15/08                        30              30
Dynegy Holdings 144A
   10.125%, 07/15/13                       30              34
Echostar DBS
   6.625%, 10/01/14                        18              18
Fedex
   9.650%, 06/15/12                        40              51
Fidelity National Financial
   7.300%, 08/15/11                        25              27
FPL Group Capital, Ser A
   4.086%, 02/16/07                        10              10
General Cable
   9.500%, 11/15/10                        30              31
General Electric Capital, Ser A MTN
   6.875%, 11/15/10                        65              71
General Motors Acceptance
   7.000%, 02/01/12                        35              34
General Nutrition Center
   8.625%, 01/15/11                        35              33
Georgia Power, Ser J
   4.875%, 07/15/07                        40              40
Greenbrier Companies 144A
   8.375%, 05/15/15                        30              31
HCA
   6.375%, 01/15/15                        25              26
Hewlett-Packard
   5.750%, 12/15/06                        50              51
HLI Operating
   10.500%, 06/15/10                       30              30
HSBC Finance
   4.750%, 04/15/10                        45              45
Hudbay Mining and Smelting 144A
   9.625%, 01/15/12                        30              30
Intelsat Bermuda 144A (B)
   8.695%, 01/15/12                        28              29
J.B. Poindexter
   8.750%, 03/15/14                        40              36
-------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

STATEMENT OF NET ASSETS
-------------------------------------------------------------
As of July 31, 2005

OLD MUTUAL ASSET ALLOCATION CONSERVATIVE PORTFOLIO

                                        Face         Market
Description                         Amount (000)  Value (000)
-------------------------------------------------------------
CORPORATE BONDS -- CONTINUED
J.C. Penney
   8.125%, 04/01/27                       $30 $            32
John Deere Capital, Ser D MTN
   4.400%, 07/15/09                        45              45
K. Hovnanian
   8.875%, 04/01/12                        30              33
Kinder Morgan
   6.500%, 09/01/12                        45              49
Liberty Media
   8.500%, 07/15/29                        35              36
Lockheed Martin
   7.200%, 05/01/36                        60              75
Marathon Oil
   5.375%, 06/01/07                        50              51
Merrill Lynch, Ser C MTN
   4.250%, 02/08/10                        50              49
Metlife
   5.000%, 06/15/15                        35              35
MGM Mirage
   5.875%, 02/27/14                        35              34
Midamerican Energy Holdings
   5.875%, 10/01/12                        35              36
   3.500%, 05/15/08                        45              43
Motorola
   8.000%, 11/01/11                        40              46
   4.608%, 11/16/07                        35              35
Navistar International 144A
   6.250%, 03/01/12                        30              30
Neenah Paper 144A
   7.375%, 11/15/14                        38              37
PNC Funding
   4.200%, 03/10/08                        45              45
Prudential Financial MTN
   3.750%, 05/01/08                        10              10
Prudential Financial, Ser B MTN
   5.100%, 09/20/14                        30              30
PSE&G Power
   6.950%, 06/01/12                        70              78
PXRE
   8.850%, 02/15/27                        25              33
Quality Distributors
   9.000%, 11/15/10                        30              28
Qwest
   9.125%, 03/15/12                        50              55
Reed Elsevier Capital
   6.125%, 08/01/06                        60              61
Rogers Cable
   6.750%, 03/15/15                        20              21
Rogers Wireless
   8.000%, 12/15/12                        20              22
Schering-Plough
   6.750%, 12/01/33                        40              47
SLM, Ser A MTN
   4.500%, 07/26/10                        50              49
   3.950%, 08/15/08                        35              34
Solo Cup
   8.500%, 02/15/14                        36              34
Southern Company Capital Funding, Ser A
   5.300%, 02/01/07                        15              15
-------------------------------------------------------------


                                        Face         Market
Description                         Amount (000)  Value (000)
-------------------------------------------------------------
CORPORATE BONDS -- CONTINUED
Sprint Capital
   6.000%, 01/15/07                    $   45 $            46
Stater Brothers Holdings
   8.125%, 06/15/12                        35              35
STATS ChipPAC
   6.750%, 11/15/11                        20              19
Texas Industries 144A
   7.250%, 07/15/13                        50              53
TFM 144A
   9.375%, 05/01/12                        25              27
Time Warner
   7.625%, 04/15/31                        30              37
Town Sports International
   9.625%, 04/15/11                        20              21
Toys R Us
   7.875%, 04/15/13                        30              27
Universal City Florida
   7.960%, 05/01/10                        20              21
Univision Communications
   3.875%, 10/15/08                        45              43
Uno Restaurant 144A
   10.000%, 02/15/11                       25              24
Verizon Wireless Capital
   5.375%, 12/15/06                        55              56
Washington Mutual Financial
   6.875%, 05/15/11                        35              39
WCI Communities
   10.625%, 02/15/11                       30              32
Wellpoint
   5.000%, 12/15/14                        30              30
   3.750%, 12/14/07                        30              29
Weyerhaeuser
   5.950%, 11/01/08                        30              31
Wyeth
   5.500%, 02/01/14                        45              47
Xcel Energy
   7.000%, 12/01/10                        50              55
XL Capital
   5.250%, 09/15/14                        40              40
                                               --------------
TOTAL CORPORATE BONDS (COST $3,469)                     3,469
                                               --------------
-------------------------------------------------------------
U.S. GOVERNMENT AGENCY
   MORTGAGE-BACKED OBLIGATIONS -- 19.7%
Federal Home Loan Mortgage Corporation
   6.000%, 08/01/29                        32              33
   6.000%, 03/01/33                       130             133
   6.000%, 10/01/34                       116             118
   5.500%, 09/01/17                        32              33
   5.500%, 09/01/19                        47              47
   5.500%, 10/01/34                        89              89
   5.500%, 01/01/35                       188             189
   5.500%, 02/01/35                       196             197
   5.500%, 03/01/35                        72              73
   5.500%, 06/01/35                       353             355
   5.000%, 07/01/19                       150             150
   5.000%, 05/01/20                       406             408
-------------------------------------------------------------

                                     OLD MUTUAL ADVISOR FUNDS

                                      STATEMENT OF NET ASSETS
-------------------------------------------------------------
                                          As of July 31, 2005

           OLD MUTUAL ASSET ALLOCATION CONSERVATIVE PORTFOLIO

                                     Face Amount    Market
Description                         (000)/Shares  Value (000)
-------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   OBLIGATIONS -- CONTINUED
Federal National Mortgage Association
   6.500%, 03/01/35                      $194  $          201
   6.000%, 09/01/34                       197             202
   6.000%, 12/01/34                       155             158
   6.000%, 12/01/34                       102             105
   5.500%, 03/01/20                        93              95
   5.500%, 07/01/33                       429             431
   5.500%, 10/01/34                        26              26
   5.500%, 06/01/35                       358             360
   5.000%, 10/01/19                        47              47
Federal National Mortgage Association TBA
   5.000%, 08/01/34                       200             197
Government National Mortgage Association
   6.000%, 11/15/33                       121             124
   6.000%, 12/15/34                        21              21
   5.500%, 01/20/35                        95              96
                                               --------------
TOTAL U.S. GOVERNMENT AGENCY
   MORTGAGE-BACKED OBLIGATIONS (COST $3,917)            3,888
                                               --------------
-------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 9.8%
U.S. Treasury Bond
   7.500%, 11/15/16                       100             128
   5.375%, 02/15/31                       170             193
U.S. Treasury Note
   5.750%, 08/15/10                       330             354
   4.125%, 05/15/15                       620             612
   3.375%, 09/15/09                       575             559
   3.375%, 02/15/08                       100              98
                                               --------------
TOTAL U.S. TREASURY OBLIGATIONS (COST $1,954)           1,944
                                               --------------
-------------------------------------------------------------
FOREIGN COMMON STOCK -- 6.4%
AUSTRALIA -- 0.6%
Australia & New Zealand Banking Group   1,000              16
Babcock & Brown*                          400               5
BHP Billiton                            1,799              26
Commonwealth Bank of Australia            150               4
Insurance Australia Group               3,800              18
QBE Insurance Group                       650               8
Rinker Group                            1,500              17
Suncorp-Metway                          1,000              16
Telstra                                 1,700               7
Woolworths                                200               3
Zinifex*                                2,200               5
                                               --------------
TOTAL AUSTRALIA                                           125
                                               --------------
-------------------------------------------------------------
AUSTRIA -- 0.1%
Andritz                                   100              10
Telekom Austria*                          200               4
                                               --------------
TOTAL AUSTRIA                                              14
                                               --------------
-------------------------------------------------------------
BELGIUM -- 0.1%
Dexia*                                    625              14
Fortis                                    200               6
                                               --------------
TOTAL BELGIUM                                              20
                                               --------------
-------------------------------------------------------------
CANADA -- 0.2%
Canadian Natural Resource                 200               8
Dofasco                                    35               1
EnCana                                    200               8
-------------------------------------------------------------

                                                    Market
Description                             Shares    Value (000)
-------------------------------------------------------------
CANADA -- CONTINUED
Gerdau Ameristeel                         300  $            2
IPSCO                                      90               5
Metro, Cl A                               100               3
Nova Chemicals Incorporated               100               4
PetroKazakhstan, Cl A                     100               4
TELUS                                     100               3
                                               --------------
TOTAL CANADA                                               38
                                               --------------
-------------------------------------------------------------
DENMARK -- 0.1%
Auriga Industries, Cl B                   200               6
Jyske Bank*                               400              19
                                               --------------
TOTAL DENMARK                                              25
                                               --------------
-------------------------------------------------------------
FINLAND -- 0.1%
Nokia                                     550               9
Rautaruukki                               400               7
                                               --------------
TOTAL FINLAND                                              16
                                               --------------
-------------------------------------------------------------
FRANCE -- 0.4%
BNP Paribas                               200              15
France Telecom*                           100               3
Societe Generale                          290              32
Total                                      44              11
Ubisoft Entertainment*                    185              10
                                               --------------
TOTAL FRANCE                                               71
                                               --------------
-------------------------------------------------------------
GERMANY -- 0.4%
Allianz                                    45               6
BASF                                      104               7
Continental                               190              15
E.ON                                      276              26
Freenet.de*                                54               1
Mobilcom                                  282               7
Muenchener Rueckversicherungs              85              10
Schering                                  158              10
                                               --------------
TOTAL GERMANY                                              82
                                               --------------
-------------------------------------------------------------
GREECE -- 0.0%
Intracom                                  200               1
                                               --------------
TOTAL GREECE                                                1
                                               --------------
-------------------------------------------------------------
HONG KONG -- 0.0%
Vtech Holdings                          4,000              11
                                               --------------
TOTAL HONG KONG                                            11
                                               --------------
-------------------------------------------------------------
ITALY -- 0.3%
Banca Intesa                            2,500              12
ENI                                     1,500              43
                                               --------------
TOTAL ITALY                                                55
                                               --------------
-------------------------------------------------------------
JAPAN -- 1.7%
Bosch Auto Systems                      1,015               6
Canon                                     600              30
Chubu Electric Power                    1,500              36
Eizo Nanao                                200               7
en-japan                                    1               5
Fujitsu Frontech                          200               2
Glory                                   1,300              21
Honda Motor                               700              36
-------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

STATEMENT OF NET ASSETS
-------------------------------------------------------------
As of July 31, 2005

OLD MUTUAL ASSET ALLOCATION CONSERVATIVE PORTFOLIO

                                                     Market
Description                             Shares    Value (000)
-------------------------------------------------------------
JAPAN -- CONTINUED
Kawasaki Kisen Kaisha                   2,600  $           16
Komatsu                                 2,000              19
Marubeni                                4,000              15
Mitsubishi                                500               7
Mitsui OSK Lines                        3,800              24
Mizohu Financial                            6              27
Nippon Steel                              700               2
Nippon Yusen KK                         2,000              12
Nissin Kogyo                              100               4
Ricoh Leasing                             100               2
Santen Pharmaceutical                     250               6
Tokyo Steel Manufacturing                 100               1
Toyota Tsusho                           1,000              16
Yamaha Motor                            1,800              34
                                               --------------
TOTAL JAPAN                                               328
                                               --------------
-------------------------------------------------------------
NETHERLANDS -- 0.1%
Boskalis Westminster                      102               4
ING Groep                                 480              14
Royal KPN                                 300               3
TNT                                       300               8
                                               --------------
TOTAL NETHERLANDS                                          29
                                               --------------
-------------------------------------------------------------
NEW ZEALAND -- 0.2%
Fletcher Building                       5,885              29
Telecom Corporation of New Zealand      3,140              14
                                               --------------
TOTAL NEW ZEALAND                                          43
                                               --------------
-------------------------------------------------------------
NORWAY -- 0.1%
Statoil                                   900              19
                                               --------------
TOTAL NORWAY                                               19
                                               --------------
-------------------------------------------------------------
PORTUGAL -- 0.0%
Banco Comercial Portugues*              2,000               5
                                               --------------
TOTAL PORTUGAL                                              5
                                               --------------
-------------------------------------------------------------
SPAIN -- 0.3%
Banco Bilbao Vizcaya Argentaria           950              16
Banco Santander Central Hispano         2,007              25
Gestevision Telecinco                     500              12
Telefonica                                312               5
                                               --------------
TOTAL SPAIN                                                58
                                               --------------
-------------------------------------------------------------
SWEDEN -- 0.1%
TeliaSonera                             2,400              12
                                               --------------
TOTAL SWEDEN                                               12
                                               --------------
-------------------------------------------------------------
SWITZERLAND -- 0.3%
Credit Suisse Group                       640              27
Syngenta                                   50               5
UBS                                        60               5
Xstrata*                                  800              17
Zurich Financial                           80              14
                                               --------------
TOTAL SWITZERLAND                                          68
                                               --------------
-------------------------------------------------------------
UNITED KINGDOM -- 1.3%
Alliance Unichem                          640               9
Antofagasta                               229               5
Ashtead*                                7,906              15
-------------------------------------------------------------


                                    Shares/Face      Market
Description                        Amount (000)   Value (000)
-------------------------------------------------------------
UNITED KINGDOM -- CONTINUED
AstraZeneca                               400  $           18
Barclays                                  900               9
British American Tobacco                  200               4
Corus Group*                            8,300               7
Gallaher Group                            169               3
HBOS                                    1,330              20
HSBC Holdings                             600              10
International Power                     2,100               8
Lloyds TSB Group                          200               2
Next                                      153               4
O2                                      5,445              13
Rio Tinto                                 200               7
Royal Bank of Scotland                    815              24
Royal Dutch Shell, Cl A*                  400              12
Royal Dutch Shell, Cl B*                  948              30
SABMiller                                 800              14
Shire Pharmaceuticals                     400               5
Standard Chartered                        400               8
Tesco                                   1,600               9
Vodafone Group                          2,100               5
                                               --------------
TOTAL UNITED KINGDOM                                      241
                                               --------------
TOTAL FOREIGN COMMON STOCK (COST $1,184)                1,261
                                               --------------
-------------------------------------------------------------
FOREIGN BONDS -- 3.8%
European Investment Bank (JPY)
   1.400%, 06/20/17                     7,000              62
Netherlands Government (EUR)
   4.250%, 07/15/13                       466             611
U.K. Treasury Bond (GBP)
   4.250%, 03/07/36                        50              87
                                               --------------
TOTAL FOREIGN BONDS (COST $784)                           760
                                               --------------
-------------------------------------------------------------
ASSET-BACKED SECURITIES -- 1.7%
HOME EQUITY LOANS -- 1.7%
Citigroup Commercial Mortgage,
   Ser 2004-C2, Cl A3
   4.380%, 10/15/41                       $65              64
GE Capital Commercial Mortgage,
   Ser 2004-C3, Cl A3(B)
   4.865%, 07/10/39                        45              45
JP Morgan Chase CMO,
   Ser 2005-lDP1, Cl A2
   4.625%, 03/15/46                        85              85
JP Morgan Chase Commercial Mortgage,
   Ser 2004-CBX, Cl A4
   4.529%, 01/12/37                        55              54
Residential Asset Mortgage Program,
   Ser 2004-RS12, Cl AI2
   3.767%, 02/25/27                        25              25
Wachovia Bank Commercial Mortgage Trust,
   Ser 2003-c5, Cl A2
   3.989%, 06/15/35                        70              66
                                               --------------
                                                          339
                                               --------------
TOTAL ASSET-BACKED SECURITIES (COST $343)                 339
                                               --------------
-------------------------------------------------------------

                                     OLD MUTUAL ADVISOR FUNDS

                                      STATEMENT OF NET ASSETS
-------------------------------------------------------------
                                          As of July 31, 2005

           OLD MUTUAL ASSET ALLOCATION CONSERVATIVE PORTFOLIO

                                    Face Amount     Market
Description                        (000)/Shares   Value (000)
-------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.7%
Federal Home Loan Mortgage Corporation
   5.875%, 03/21/11                   $    60  $           64
Federal National Mortgage Association
   5.125%, 01/02/14                        65              66
                                               --------------
TOTAL U.S. GOVERNMENT AGENCY
   OBLIGATIONS (COST $132)                                130
                                               --------------
-------------------------------------------------------------
INVESTMENT COMPANY -- 0.1%
INDEX FUND-SMALL CAP -- 0.1%
SPDR, Trust Ser 1                         150              19
                                               --------------
TOTAL INVESTMENT COMPANY (COST $18)                        19
                                               --------------
-------------------------------------------------------------
FOREIGN PREFERRED STOCK -- 0.0%
GERMANY -- 0.0%
Porsche*                                    4               3
                                               --------------
TOTAL FOREIGN PREFERRED STOCK (COST $3)                     3
                                               --------------
-------------------------------------------------------------
MORTGAGE RELATED -- 0.7%
Banc of America CMO,
   Ser 2003-2, Cl A2
   4.342%, 03/11/41                   $    20              20
Countrywide Home Loans CMO,
   Ser 2004-18, Cl A1
   6.000%, 10/25/34                        90              91
TXU Electric Delivery Transition ABS,
   Ser 2004-1, Cl A2
   4.810%, 11/17/14                        30              30
                                               --------------
TOTAL MORTGAGE RELATED (COST $141)                        141
                                               --------------
-------------------------------------------------------------
REPURCHASE AGREEMENT -- 17.0%
Deutsche Bank 3.29%, dated 07/29/05,
   to be repurchased on 08/01/05,
   repurchase price $3,371,744
   (collateralized by a U.S.
   Government obligation, par value
   $3,439,000, 3.125%, 11/30/09;
   total market value $3,438,352)(A)   $3,371           3,371
                                               --------------
TOTAL REPURCHASE AGREEMENT (COST $3,371)                3,371
                                               --------------
TOTAL INVESTMENTS -- 101.4% (COST $19,634)              20,08
                                               --------------
-------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (1.4%)
Foreign Currency (Cost $252)                   $          252
Receivable for Fund Shares Sold                           117
Payable for Investment Advisory Fees                      (21)
Payable for Administration Fees                            (2)
Payable for Distribution Fees                              (8)
Payable for Insurance Expense to Affiliates               (48)
Payable for Investment Securities Purchased              (781)
Other Assets and Liabilities, Net                         201
                                               --------------
TOTAL OTHER ASSETS AND LIABILITIES                       (290)
                                               --------------
NET ASSETS -- 100.0%                           $       19,791
                                               ==============
-------------------------------------------------------------


Description                                       Value (000)
-------------------------------------------------------------
NET ASSETS:
Paid-in-capital ($0.001 par value)             $       19,273
Undistributed net investment income                         8
Accumulated net realized gain on investments               71
Unrealized appreciation on investments                    447
Unrealized depreciation on forward foreign
   currency contracts                                      (8)
                                               --------------
NET ASSETS                                     $       19,791
                                               ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL CLASS
   ($5,193,345 /  492,787 SHARES)                      $10.54
                                                       ======
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A
   ($6,683,856 / 634,840 SHARES)                       $10.53
                                                       ======
MAXIMUM OFFERING
   PRICE PER SHARE -- CLASS A
   ($10.53/94.25%)                                     $11.17
                                                       ======
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS C+
   ($7,913,568 / 753,651 SHARES)                       $10.50
                                                       ======

* Non-income producing security.

+ Class C shares have a contingent deferred sales charge. For a description of a possible sales charge, please see the Portfolio's prospectus.

144A -- Security sold within the terms of a private placement memorandum, which is exempt from registration under Section 3A-4, 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other accredited investors. On July 31, 2005, the value of these securities amounted to $437,000, representing 2.2% of the net assets of the Portfolio.

(A) -- Tri-party repurchase agreement

(B) -- Variable rate security - the rate reported is the rate as of July 31, 2005.

ABS -- Asset-Backed Security

ADR -- American Depositary Receipt

Cl -- Class

CMO -- Collateralized Mortgage Obligation

EUR -- Euro

GBP -- British Pound

JPY -- Japanese Yen

MTN -- Medium Term Note

REITs -- Real Estate Investment Trust

Ser -- Series

SPDR -- Standard & Poor's 500 Composite Index Depository Receipt

TBA -- Security traded under delayed delivery commitments settling after July 31, 2005. Income on this security will not be earned until settlement date.

Cost figures are shown with "000's" omitted.


The accompanying notes are an integral part of the financial statements.

            OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL ASSET ALLOCATION BALANCED PORTFOLIO

PORTFOLIO PROFILE

For the 10-month period ended July 31, 2005, the Old Mutual Asset Allocation Balanced Portfolio (Institutional Class) gained 11.15% at net asset value. By comparison, the Portfolio's benchmarks, the S&P 500 and the Lehman Brothers U.S. Aggregate Bond Index, gained 12.37% and 2.56% for the same period, respectively. Performance for all share classes is included on the following page.

FACTORS CONTRIBUTING TO PORTFOLIO PERFORMANCE

The Portfolio's tilt toward large-cap equity securities and its ability to capture solid upside from both domestic and foreign equity holdings contributed to its performance during the period. Domestic large-cap value holdings were the top contributors to overall returns. Specific large-cap value stocks that enhanced Portfolio performance included securities in the Energy sector such as ConocoPhillips, Valero Energy and Occidental Petroleum. The large-cap growth category also contributed to overall gains, aided by holdings such as TXU (an Energy company) and Altria Group (parent company of numerous consumer packaged goods companies). The Portfolio's holdings in developed foreign markets also contributed positively to performance, most notably securities from the United Kingdom and Germany. However, issuers such as telecommunications company TeliaSonera (Sweden) and Glory, Ltd. (Japan), a money handling company, detracted from returns and were sold from the Portfolio.

The Portfolio's position in real estate securities, including Simon Property, Boston Properties and Host Marriott, were also positive contributors. We believe that rising interest rates will result in a downward adjustment in the housing and real estate market and the Portfolio's target allocation to real estate securities was reduced in March. We continue to underweight the category relative to the benchmarks.

The Portfolio's fixed-income positions had a relatively neutral effect on returns during the period as a result of weakness in the fixed-income markets. Underlying this weakness were external factors ranging from the Federal Reserve's continued move to a less accommodating monetary policy, as well as inflation fears and slowing economic growth, both of which were related to the rising cost of oil.

MARKET FACTORS AND ENVIRONMENT

The financial markets posted generally positive results during the period in spite of mixed economic news. For example, equity markets generally showed resilience during the period and were able to post gains, despite record oil prices, rising interest rates, and ongoing concerns about the health of the economy.

At the end of the second quarter the Federal Reserve raised interest rates for the ninth straight time, increasing the Federal Funds rate by 0.25% to 3.25%. The Federal Reserve reasserted its intentions of increasing interest rates at a "measured" pace and commented that "although energy prices have risen further, the expansion remains firm and labor market conditions continue to improve gradually."

INVESTMENT OUTLOOK

As the economy and earnings growth stabilize and interest rates increase, value stocks are expected to perform better than growth stocks in the short-term. However, value has outperformed growth stocks over the past five years. This has driven current relative market valuation towards favoring growth stocks. Although we continue to overweight value stocks, we are keeping a close watch on growth versus value indicators. If the economy continues to grow at a strong rate, we expect to decrease our weighting of value stocks.

Rising short-term interest rates and inflationary pressures will eventually result in increasing yields for long-term bonds. As a result, we continue to overweight short-term fixed income and underweight long-term bonds.

                                                        OLD MUTUAL ADVISOR FUNDS

                                  OLD MUTUAL ASSET ALLOCATION BALANCED PORTFOLIO

ASSET CLASS WEIGHTINGS AS OF JULY 31, 2005

[Pie chart omitted -- plot points are as follows:]

Common Stock                                         47%
Repurchase Agreement                                 13%
Foreign Common Stock                                 11%
Corporate Bonds                                      10%
Residential Mortgages-Agency                         10%
U.S. Treasury Obligations                             6%
Foreign Bonds                                         2%
Asset-Backed Securities                               1%

% of Total Portfolio Investments


                        TOTAL RETURN AS OF JULY 31, 2005

                                           Since
                                         Inception*
--------------------------------------------------------------------------------
   InstitutionalClass                         11.15%
--------------------------------------------------------------------------------
   Class A with front-end load                 4.45%
--------------------------------------------------------------------------------
   Class A without load                       10.83%
--------------------------------------------------------------------------------
   Class C with deferred sales load            9.31%
--------------------------------------------------------------------------------
   Class C without deferred sales load        10.31%
--------------------------------------------------------------------------------
   S&P 500 Index                              12.37%
--------------------------------------------------------------------------------
   Lehman Brothers U.S. Aggregate Bond Index   2.56%
--------------------------------------------------------------------------------


PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. Information about these performance results and the comparative indices can be found on page 2.

* Not annualized, inception date 9/30/04

PORTFOLIO PERFORMANCE

[Line chart omitted -- plot points are as follows:]

                                                                      Old Mutual
                            Old Mutual          Old Mutual              Asset
                              Asset                Asset             Allocation
                            Allocation          Allocation            Balanced                                  Lehman
                             Balanced            Balanced            Portfolio,                                Brothers
                            Portfolio,          Portfolio,         Institutional            S&P 500         U.S. Aggregate
                              Class A            Class C               Class                 Index                Index
---------------------------------------------------------------------------------------------------------------------------
9/30/2004                     $ 9425              $10000                $10000               $10000              $10000
10/31/2004                      9491               10060                 10070                10153               10084
11/30/2004                      9812               10400                 10420                10564               10003
12/31/2004                     10056               10662                 10682                10923               10095
1/31/2005                       9914               10502                 10531                10657               10159
2/28/2005                      10122               10723                 10751                10881               10099
3/31/2005                       9997               10580                 10621                10688               10048
4/30/2005                       9846               10410                 10471                10485               10183
5/31/2005                      10054               10630                 10691                10818               10293
6/30/2005                      10201               10781                 10853                10834               10350
7/31/2005                      10445               10931                 11115                11237               10256


PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. The graph above compares an investment made in each of the Portfolio's Class shares on the inception date of 9/30/04 to an investment made in unmanaged securities indices on that date. The performance of the Portfolio's Class A shares shown in the line graph takes into account the maximum initial sales charge. Performance for the Portfolio's Class C shares assumes the payment of a contingent deferred sales load, which is charged on investments held less than one year. The Portfolio's performance in this chart and the performance table assumes reinvestment of dividends and capital gain distributions but does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.

OLD MUTUAL ADVISOR FUNDS

STATEMENT OF NET ASSETS
-------------------------------------------------------------
As of July 31, 2005

OLD MUTUAL ASSET ALLOCATION BALANCED PORTFOLIO

                                                     Market
Description                            Shares     Value (000)
-------------------------------------------------------------
COMMON STOCK -- 46.9%
BASIC MATERIALS -- 1.7%
AGRICULTURAL CHEMICALS -- 0.2%
Agrium                                  3,700  $           85
Potash Corporation of Saskatchewan        230              24
                                               --------------
                                                          109
-------------------------------------------------------------
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS -- 0.0%
USG*                                      250              12
                                               --------------
                                                           12
-------------------------------------------------------------
CHEMICALS-DIVERSIFIED -- 0.5%
Dow Chemical                            1,939              93
Lyondell Chemical                       3,085              86
Nova Chemicals                          1,450              51
Olin                                    3,455              63
                                               --------------
                                                          293
-------------------------------------------------------------
CHEMICALS-PLASTICS -- 0.0%
Spartech                                1,370              26
                                               --------------
                                                           26
-------------------------------------------------------------
CHEMICALS-SPECIALTY -- 0.1%
Eastman Chemical                          207              11
Hercules*                               1,400              20
                                               --------------
                                                           31
-------------------------------------------------------------
COAL -- 0.1%
Peabody Energy                            500              33
                                               --------------
                                                           33
-------------------------------------------------------------
CONTAINERS-METAL/GLASS -- 0.0%
Crown Holdings*                           750              12
                                               --------------
                                                           12
-------------------------------------------------------------
DIVERSIFIED MINERALS -- 0.1%
Cia Vale do Rio Doce ADR                1,200              39
                                               --------------
                                                           39
-------------------------------------------------------------
INDUSTRIAL GASES -- 0.1%
Air Products & Chemicals                  205              13
Airgas                                    550              16
Praxair                                   490              24
                                               --------------
                                                           53
-------------------------------------------------------------
METAL-COPPER -- 0.1%
Phelps Dodge                              660              70
                                               --------------
                                                           70
-------------------------------------------------------------
PAPER & RELATED PRODUCTS -- 0.2%
Domtar                                    620               4
Neenah Paper                            1,810              60
Schweitzer-Mauduit International          300               8
Smurfit-Stone Container*                1,750              21
                                               --------------
                                                           93
-------------------------------------------------------------
PETROCHEMICALS -- 0.1%
Reliance GDR 144A                       1,700              55
                                               --------------
                                                           55
-------------------------------------------------------------

                                                     Market
Description                            Shares     Value (000)
-------------------------------------------------------------
STEEL-PRODUCERS -- 0.2%
Nucor                                   1,150  $           64
POSCO                                     600              30
Schnitzer Steel, Cl A                     250               7
                                               --------------
                                                          101
                                               --------------
TOTAL BASIC MATERIALS (COST $863)                         927
                                               --------------
-------------------------------------------------------------
CONSUMER CYCLICAL -- 6.1%
APPAREL MANUFACTURERS -- 0.3%
Carter's*                                 510              31
Coach*                                  1,080              38
Polo Ralph Lauren                       1,010              50
VF                                        259              15
                                               --------------
                                                          134
-------------------------------------------------------------
ATHLETIC FOOTWEAR -- 0.1%
Nike, Cl B                                410              34
                                               --------------
                                                           34
-------------------------------------------------------------
AUDIO/VIDEO PRODUCTS -- 0.0%
Dolby Laboratories, Cl A*                 700              13
                                               --------------
                                                           13
-------------------------------------------------------------
AUTO-CARS/LIGHT TRUCKS -- 0.1%
Tata Motors ADR                         4,900              56
                                               --------------
                                                           56
-------------------------------------------------------------
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL -- 0.0%
BorgWarner                                380              22
                                               --------------
                                                           22
-------------------------------------------------------------
BROADCAST SERVICES/PROGRAMMING -- 0.1%
Citadel Broadcasting*                     910              11
Liberty Global, Cl A*                     402              19
Nexstar Broadcasting Group, Cl A*       6,325              36
                                               --------------
                                                           66
-------------------------------------------------------------
BUILDING-RESIDENTIAL/COMMERCIAL -- 0.4%
DR Horton                               1,900              78
KB Home                                 1,027              84
Pulte Homes                               390              37
                                               --------------
                                                          199
-------------------------------------------------------------
CABLE TV -- 0.3%
Insight Communications, Cl A*           3,230              38
Mediacom Communications, Cl A*         18,930             132
                                               --------------
                                                          170
-------------------------------------------------------------
CASINO SERVICES -- 0.3%
Harrah's Entertainment                    900              71
International Game Technology           1,220              33
Scientific Games, Cl A*                 1,710              47
                                               --------------
                                                          151
-------------------------------------------------------------
CRUISE LINES -- 0.4%
Carnival                                3,248             170
Royal Caribbean Cruises                   460              21
                                               --------------
                                                          191
-------------------------------------------------------------

                                     OLD MUTUAL ADVISOR FUNDS

                                      STATEMENT OF NET ASSETS
-------------------------------------------------------------
                                          As of July 31, 2005

               OLD MUTUAL ASSET ALLOCATION BALANCED PORTFOLIO


                                                     Market
Description                            Shares     Value (000)
-------------------------------------------------------------
DISTRIBUTION/WHOLESALE -- 0.1%
CDW                                       335  $           21
Nuco2*                                    200               5
                                               --------------
                                                           26
-------------------------------------------------------------
ENTERTAINMENT SOFTWARE -- 0.3%
Activision*                             5,096             104
Electronic Arts*                          490              28
THQ*                                      450              16
                                               --------------
                                                          148
-------------------------------------------------------------
FOOD-RETAIL -- 0.1%
Cia Brasileira de Distribuicao Grupo
   Pao de Acucar ADR                    1,100              24
                                               --------------
                                                           24
-------------------------------------------------------------
GAMBLING (NON-HOTEL) -- 0.0%
Isle of Capri Casinos*                    350              10
                                               --------------
                                                           10
-------------------------------------------------------------
GOLF -- 0.0%
Callaway Golf                             525               8
                                               --------------
                                                            8
-------------------------------------------------------------
HOTELS & MOTELS -- 0.3%
Fairmont Hotels & Resorts                 375              12
Jameson Inns*                          21,165              50
Lodgian*                                2,895              30
Marriott International, Cl A              440              30
Orient Express Hotels, Cl A               118               4
Starwood Hotels & Resorts Worldwide       886              56
                                               --------------
                                                          182
-------------------------------------------------------------
MOTORCYCLE/MOTOR SCOOTER -- 0.1%
Harley-Davidson                           420              22
                                               --------------
                                                           22
-------------------------------------------------------------
MULTIMEDIA -- 0.3%
Entravision Communications, Cl A*       6,270              54
EW Scripps, Cl A                          580              29
Walt Disney                             3,554              91
                                               --------------
                                                          174
-------------------------------------------------------------
PUBLISHING-BOOKS -- 0.1%
Scholastic*                             1,485              55
                                               --------------
                                                           55
-------------------------------------------------------------
PUBLISHING-NEWSPAPERS -- 0.2%
Gannett                                   987              72
Journal Register*                       2,845              53
                                               --------------
                                                          125
-------------------------------------------------------------
PUBLISHING-PERIODICALS -- 0.1%
Reader's Digest                         4,735              77
                                               --------------
                                                           77
-------------------------------------------------------------
RADIO -- 0.4%
Cumulus Media, Cl A*                    3,330              42
Emmis Communications, Cl A*             1,875              39
Radio One, Cl A*                        3,630              48
-------------------------------------------------------------


                                                     Market
Description                            Shares     Value (000)
-------------------------------------------------------------
RADIO -- CONTINUED
Radio One, Cl D*                        2,225  $           29
Spanish Broadcasting System, Cl A*      5,085              44
Westwood One*                             450               9
                                               --------------
                                                          211
-------------------------------------------------------------
RETAIL-APPAREL/SHOE -- 0.2%
Charming Shoppes*                       1,600              19
Childrens Place Retail Stores*            400              18
JoS A Bank Clothiers*                     400              18
Ross Stores                               730              19
Urban Outfitters*                         220              14
                                               --------------
                                                           88
-------------------------------------------------------------
RETAIL-ARTS & CRAFTS -- 0.1%
Michaels Stores                         1,400              57
                                               --------------
                                                           57
-------------------------------------------------------------
RETAIL-BEDDING -- 0.0%
Bed Bath & Beyond*                        410              19
                                               --------------
                                                           19
-------------------------------------------------------------
RETAIL-BUILDING PRODUCTS -- 0.2%
Home Depot                                712              31
Lowe's                                  1,220              81
                                               --------------
                                                          112
-------------------------------------------------------------
RETAIL-DISCOUNT -- 0.2%
Costco Wholesale                          205              10
Dollar General                          2,961              60
Target                                    390              23
                                               --------------
                                                           93
-------------------------------------------------------------
RETAIL-DRUG STORE -- 0.1%
CVS                                     1,300              40
Walgreen                                  540              26
                                               --------------
                                                           66
-------------------------------------------------------------
RETAIL-HYPERMARKETS -- 0.1%
Wal-Mart de Mexico ADR, Cl V            1,600              71
                                               --------------
                                                           71
-------------------------------------------------------------
RETAIL-JEWELRY -- 0.0%
Tiffany                                   470              16
                                               --------------
                                                           16
-------------------------------------------------------------
RETAIL-MAJOR DEPARTMENT STORE -- 0.2%
JC Penney Holding                       2,288             128
                                               --------------
                                                          128
-------------------------------------------------------------
RETAIL-OFFICE SUPPLIES -- 0.1%
OfficeMax                                 585              17
Staples                                 1,605              37
                                               --------------
                                                           54
-------------------------------------------------------------
RETAIL-PAWN SHOPS -- 0.0%
Cash America International                500              11
Ezcorp, Cl A*                             550               9
                                               --------------
                                                           20
-------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

STATEMENT OF NET ASSETS
-------------------------------------------------------------
As of July 31, 2005

OLD MUTUAL ASSET ALLOCATION BALANCED PORTFOLIO

                                                     Market
Description                            Shares     Value (000)
-------------------------------------------------------------
RETAIL-PET FOOD & SUPPLIES -- 0.0%
Petco Animal Supplies*                    580  $           16
                                               --------------
                                                           16
-------------------------------------------------------------
RETAIL-PETROLEUM PRODUCTS -- 0.0%
World Fuel Services                       800              20
                                               --------------
                                                           20
-------------------------------------------------------------
RETAIL-REGIONAL DEPARTMENT STORE -- 0.1%
Kohl's*                                   610              34
                                               --------------
                                                           34
-------------------------------------------------------------
RETAIL-RESTAURANTS -- 0.3%
Darden Restaurants                      1,304              45
Lone Star Steakhouse & Saloon             440              13
O'Charleys*                               450               8
PF Chang's China Bistro*                  290              17
Starbucks*                                310              16
Wendy's International                   1,135              59
                                               --------------
                                                          158
-------------------------------------------------------------
RETAIL-VIDEO RENTAL -- 0.1%
Blockbuster, Cl A                       6,595              57
Movie Gallery                             650              16
                                               --------------
                                                           73
-------------------------------------------------------------
TELEVISION -- 0.2%
Sinclair Broadcast Group, Cl A         10,795              97
Univision Communications, Cl A*           425              12
                                               --------------
                                                          109
-------------------------------------------------------------
THEATERS -- 0.0%
Carmike Cinemas                           200               6
                                               --------------
                                                            6
-------------------------------------------------------------
TOYS -- 0.2%
Mattel                                  5,536             103
                                               --------------
                                                          103
                                               --------------
TOTAL CONSUMER CYCLICAL (COST $3,080)                   3,341
                                               --------------
-------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 2.7%
AGRICULTURAL OPERATIONS -- 0.3%
Delta & Pine Land                       1,525              41
Monsanto                                  510              34
Tejon Ranch*                            1,145              70
                                               --------------
                                                          145
-------------------------------------------------------------
BEVERAGES-NON-ALCOHOLIC -- 0.1%
PepsiCo                                   430              24
                                               --------------
                                                           24
-------------------------------------------------------------
BREWERY -- 0.3%
Grupo Modelo ADR, Cl C                  1,200              40
Molson Coors Brewing, Cl B                900              56
Quilmes ADR                             2,200              68
                                               --------------
                                                          164
-------------------------------------------------------------


                                                     Market
Description                            Shares     Value (000)
-------------------------------------------------------------
CONSUMER PRODUCTS-MISCELLANEOUS -- 0.1%
Helen of Troy*                          2,020  $           47
                                               --------------
                                                           47
-------------------------------------------------------------
COSMETICS & TOILETRIES -- 0.1%
Gillette                                  285              15
Procter & Gamble                          931              52
                                               --------------
                                                           67
-------------------------------------------------------------
FOOD-DAIRY PRODUCTS -- 0.2%
Dean Foods*                             3,426             122
                                               --------------
                                                          122
-------------------------------------------------------------
FOOD-FLOUR & GRAIN -- 0.1%
Archer-Daniels-Midland                  2,734              63
                                               --------------
                                                           63
-------------------------------------------------------------
FOOD-MEAT PRODUCTS -- 0.1%
Smithfield Foods*                       2,850              74
                                               --------------
                                                           74
-------------------------------------------------------------
FOOD-MISCELLANEOUS/DIVERSIFIED -- 0.1%
ConAgra Foods                           3,008              68
                                               --------------
                                                           68
-------------------------------------------------------------
FOOD-RETAIL -- 0.1%
Whole Foods Market                        170              23
                                               --------------
                                                           23
-------------------------------------------------------------
OFFICE SUPPLIES & FORMS -- 0.0%
Avery Dennison                            205              12
                                               --------------
                                                           12
-------------------------------------------------------------
POULTRY -- 0.1%
Pilgrim's Pride                         1,450              55
Sanderson Farms                           350              15
                                               --------------
                                                           70
-------------------------------------------------------------
TOBACCO -- 1.1%
Altria Group                            4,455             298
Imperial Tobacco Group ADR              3,009             157
UST                                     3,384             156
                                               --------------
                                                          611
                                               --------------
TOTAL CONSUMER NON-CYCLICAL (COST $1,446)               1,490
                                               --------------
-------------------------------------------------------------
ENERGY -- 5.0%
COAL -- 0.2%
Arch Coal                                 150               8
Consol Energy                           1,450              98
                                               --------------
                                                          106
-------------------------------------------------------------
OIL & GAS DRILLING -- 0.6%
Atwood Oceanics*                          420              29
ENSCO International                       520              21
GlobalSantaFe                             235              11
Nabors*                                 1,850             121
Precision Drilling*                     1,100              46
-------------------------------------------------------------

                                     OLD MUTUAL ADVISOR FUNDS

                                      STATEMENT OF NET ASSETS
-------------------------------------------------------------
                                          As of July 31, 2005

               OLD MUTUAL ASSET ALLOCATION BALANCED PORTFOLIO

                                                     Market
Description                            Shares     Value (000)
-------------------------------------------------------------
OIL & GAS DRILLING -- CONTINUED
Pride International*                    2,740  $           71
Rowan*                                    480              17
Todco, Cl A*                              370              11
Transocean*                               320              18
                                               --------------
                                                          345
-------------------------------------------------------------
OIL COMPANIES-EXPLORATION & PRODUCTION -- 0.5%
Berry Petroleum, Cl A                     350              20
Houston Exploration*                      200              12
Meridian Resource*                      4,375              22
Newfield Exploration*                   1,700              72
Noble Energy                               10               1
NovaTek GDR 144A*                         800              16
Penn Virginia                             300              16
Pogo Producing                             75               4
PTT Exploration and
   Production ADR                       1,200              25
Stone Energy*                             755              40
Ultra Petroleum*                          570              22
Unit*                                     250              12
Unocal                                     65               4
                                               --------------
                                                          266
-------------------------------------------------------------
OIL COMPANIES-INTEGRATED -- 2.5%
BP ADR                                  2,914             192
Chevron                                 2,703             157
China Petroleum & Chemical ADR          1,100              48
ConocoPhillips                          4,102             257
Exxon Mobil                             4,249             250
LUKOIL ADR                              1,400              58
Marathon Oil                            1,175              68
Occidental Petroleum                    3,709             305
Petroleo Brasileiro ADR                   900              47
                                               --------------
                                                        1,382
-------------------------------------------------------------
OIL FIELD MACHINERY & EQUIPMENT -- 0.2%
Cooper Cameron*                           900              64
Maverick Tube*                            350              12
National Oilwell Varco*                   620              32
Smith International                       450              30
                                               --------------
                                                          138
-------------------------------------------------------------
OIL-FIELD SERVICES -- 0.4%
BJ Services                               580              35
Cal Dive International*                   545              32
Core Laboratories*                      1,155              37
Schlumberger                              340              29
Tidewater                                 220               9
W-H Energy Services*                    1,495              47
Weatherford International*                 75               5
                                               --------------
                                                          194
-------------------------------------------------------------
OIL REFINING & MARKETING -- 0.2%
Giant*                                    350              14
Tesoro*                                   350              17
Valero Energy                             900              74
                                               --------------
                                                          105
-------------------------------------------------------------


                                                     Market
Description                            Shares     Value (000)
-------------------------------------------------------------
PIPELINES -- 0.4%
China Gas Holdings ADR*                   400  $           34
El Paso                                 1,400              17
National Fuel Gas                       2,050              62
Questar                                 1,450             102
Williams                                  700              15
                                               --------------
                                                          230
                                               --------------
TOTAL ENERGY (COST $2,379)                              2,766
                                               --------------
-------------------------------------------------------------
FINANCIAL -- 10.3%
COMMERCIAL BANKS NON-US -- 0.2%
ABSA Group ADR                            600              17
Bank Hapoalim GDR                       2,000              34
Kookmin Bank ADR                          600              31
                                               --------------
                                                           82
-------------------------------------------------------------
COMMERCIAL BANKS-CENTRAL US -- 0.0%
Texas Regional Bancshares, Cl A           250               8
Wintrust Financial                        250              13
                                               --------------
                                                           21
-------------------------------------------------------------
COMMERCIAL BANKS-EASTERN US -- 0.1%
Commerce Bancorp                        1,345              46
Signature Bank*                         1,035              31
                                               --------------
                                                           77
-------------------------------------------------------------
COMMERCIAL BANKS-SOUTHERN US -- 0.2%
Colonial BancGroup                      3,400              79
Oriental Financial Group                  630              10
                                               --------------
                                                           89
-------------------------------------------------------------
COMMERCIAL BANKS-WESTERN US -- 0.1%
CVB Financial                             550              12
Hanmi Financial                           650              12
UCBH Holdings                           1,410              26
                                               --------------
                                                           50
-------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 0.0%
E. Sun Financial Holdings GDR*          1,100              22
                                               --------------
                                                           22
-------------------------------------------------------------
FINANCE-CONSUMER LOANS -- 0.6%
Asta Funding                              400              10
Collegiate Funding Services LLC*        6,590              98
Portfolio Recovery Associates*            800              34
SLM                                     3,898             201
World Acceptance*                         400              11
                                               --------------
                                                          354
-------------------------------------------------------------
FINANCE-CREDIT CARD -- 0.6%
Capital One Financial                     520              43
MBNA                                    7,230             182
Metris*                                   970              14
Providian Financial*                    4,638              88
                                               --------------
                                                          327
-------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

STATEMENT OF NET ASSETS
-------------------------------------------------------------
As of July 31, 2005

OLD MUTUAL ASSET ALLOCATION BALANCED PORTFOLIO

                                                     Market
Description                            Shares     Value (000)
-------------------------------------------------------------
FINANCE-INVESTMENT BANKER/BROKER -- 0.6%
Bear Stearns                              812  $           83
Citigroup                               4,239             185
GFI Group*                                320              11
Goldman Sachs Group                       660              71
Lehman Brothers Holdings                   40               4
                                               --------------
                                                          354
-------------------------------------------------------------
FINANCE-MORTGAGE LOAN/BANKER -- 0.2%
Countrywide Financial                   2,543              92
                                               --------------
                                                           92
-------------------------------------------------------------
FINANCE-OTHER SERVICES -- 0.2%
Asset Acceptance Capital*               2,240              61
MarketAxess Holdings*                   4,905              54
                                               --------------
                                                          115
-------------------------------------------------------------
FINANCIAL GUARANTEE INSURANCE -- 0.2%
MGIC Investment                         1,593             109
                                               --------------
                                                          109
-------------------------------------------------------------
INSURANCE BROKERS -- 0.2%
Brown & Brown                           1,400              61
Hilb Rogal & Hobbs                        400              13
USI Holdings*                           4,505              58
                                               --------------
                                                          132
-------------------------------------------------------------
INVESTMENT MANAGEMENT/ADVISORY SERVICES -- 0.1%
Affiliated Managers Group*                680              49
Federated Investors, Cl B                 450              14
                                               --------------
                                                           63
-------------------------------------------------------------
LIFE/HEALTH INSURANCE -- 0.7%
Ceres Group*                              850               5
China Life Insurance ADR*               1,100              33
Cigna                                   2,437             260
KMG America*                            6,640              65
UnumProvident                           1,335              26
                                               --------------
                                                          389
-------------------------------------------------------------
MULTI-LINE INSURANCE -- 1.3%
ACE                                       357              16
Allmerica Financial*                      925              36
Allstate                                3,102             190
American International Group              220              13
Assurant                                  125               5
Hartford Financial Services Group       1,614             130
Metlife                                 2,272             112
XL Capital, Cl A                        2,990             215
                                               --------------
                                                          717
-------------------------------------------------------------
PROPERTY/CASUALTY INSURANCE -- 0.4%
EMC Insurance Group                     2,065              39
Fidelity National Financial               260              10
FPIC Insurance Group*                     300              10
Philadelphia Consolidated Holding*        200              16
PMA Capital, Cl A*                      1,150              11
Safeco                                  1,450              80
Selective Insurance Group                 350              17
WR Berkley                              1,700              64
                                               --------------
                                                          247
-------------------------------------------------------------


                                                     Market
Description                            Shares     Value (000)
-------------------------------------------------------------
REAL ESTATE MANAGEMENT/SERVICES -- 0.2%
CB Richard Ellis Group, Cl A*           1,255  $           58
Jones Lang LaSalle*                       300              14
Trammell Crow*                          1,225              31
                                               --------------
                                                          103
-------------------------------------------------------------
REAL ESTATE OPERATION/DEVELOPMENT -- 0.1%
Brookfield Properties                     887              26
St. Joe                                   105               8
                                               --------------
                                                           34
-------------------------------------------------------------
REINSURANCE -- 0.4%
Aspen Insurance Holdings                  455              13
Axis Capital Holdings                     710              20
OdysseyRe Holdings                        245               6
PartnerRe                               1,150              75
PXRE Group                              2,000              51
RenaissanceRe Holdings                  1,450              65
                                               --------------
                                                          230
-------------------------------------------------------------
REITS-APARTMENTS -- 0.2%
AvalonBay Communities                     270              24
BRE Properties, Cl A                      289              13
Camden Property Trust                     328              18
Equity Residential                        811              33
GMH Communities Trust                     443               6
Home Properties                           326              15
                                               --------------
                                                          109
-------------------------------------------------------------
REITS-DIVERSIFIED -- 0.1%
Correctional Properties Trust             200               6
Digital Realty Trust                      236               4
Mission West Properties                   209               2
Spirit Finance                            834              10
Washington Real Estate
   Investment Trust                       175               6
                                               --------------
                                                           28
-------------------------------------------------------------
REITS-HEALTH CARE -- 0.0%
Ventas                                    413              13
                                               --------------
                                                           13
-------------------------------------------------------------
REITS-HOTELS -- 0.4%
Ashford Hospitality Trust               3,500              42
DiamondRock Hospitality                 3,355              40
Host Marriott                           1,976              37
LaSalle Hotel Properties                  718              25
MeriStar Hospitality*                  11,440             102
                                               --------------
                                                          246
-------------------------------------------------------------
REITS-MANUFACTURED HOMES -- 0.0%
Equity Lifestyle Properties               172               8
                                               --------------
                                                            8
-------------------------------------------------------------
REITS-MORTGAGE -- 0.1%
HomeBanc                                8,150              74
                                               --------------
                                                           74
-------------------------------------------------------------

                                     OLD MUTUAL ADVISOR FUNDS

                                      STATEMENT OF NET ASSETS
-------------------------------------------------------------
                                          As of July 31, 2005

               OLD MUTUAL ASSET ALLOCATION BALANCED PORTFOLIO

                                                     Market
Description                            Shares     Value (000)
-------------------------------------------------------------
REITS-OFFICE PROPERTY -- 0.6%
Alexandria Real Estate Equities           155  $           12
American Financial Realty Trust         1,320              19
Arden Realty                              319              13
BioMed Realty Trust                       284               7
Boston Properties                       1,596             122
Capital Automotive                        666              26
Corporate Office Properties Trust         300              10
HRPT Properties Trust                     528               7
Liberty Property Trust                    559              25
Mack-Cali Realty                          272              13
Parkway Properties                        300              16
Vornado Realty Trust                      375              33
                                               --------------
                                                          303
-------------------------------------------------------------
REITS-REGIONAL MALLS -- 0.3%
CBL & Associates Properties             1,354              62
General Growth Properties                 279              13
Mills                                     142               9
Simon Property Group                    1,197              96
                                               --------------
                                                          180
-------------------------------------------------------------
REITS-SHOPPING CENTERS -- 0.2%
Developers Diversified Realty             122               6
Equity One                                336               8
Kimco Realty                              198              13
Pan Pacific Retail Properties             340              24
Realty Income                             329               8
Regency Centers                           317              19
Tanger Factory Outlet Centers             288               8
Weingarten Realty Investors               298              12
                                               --------------
                                                           98
-------------------------------------------------------------
REITS-STORAGE -- 0.1%
Public Storage                            438              29
U-Store-It Trust                          156               3
                                               --------------
                                                           32
-------------------------------------------------------------
REITS-WAREHOUSE/INDUSTRIAL -- 0.2%
Catellus Development                    2,100              76
EastGroup Properties                      170               7
Prologis                                   47               2
                                               --------------
                                                           85
-------------------------------------------------------------
S&L/THRIFTS-CENTRAL US -- 0.1%
Franklin Bank*                          2,555              47
                                               --------------
                                                           47
-------------------------------------------------------------
S&L/THRIFTS-EASTERN US -- 0.1%
Dime Community Bancshares                 550               9
NewAlliance Bancshares                  3,245              47
WSFS Financial                            100               6
                                               --------------
                                                           62
-------------------------------------------------------------
S&L/THRIFTS-SOUTHERN US -- 0.1%
BankAtlantic Bancorp, Cl A              1,515              27
Ocwen Financial*                          650               5
                                               --------------
                                                           32
-------------------------------------------------------------


                                                     Market
Description                            Shares     Value (000)
-------------------------------------------------------------
S&L/THRIFTS-WESTERN US -- 0.4%
Washington Federal                      2,940  $           68
Washington Mutual                       3,807             162
                                               --------------
                                                          230
-------------------------------------------------------------
SUPER-REGIONAL BANKS-US -- 1.0%
Bank of America                         4,471             195
Wachovia                                1,302              65
Wells Fargo                             4,413             271
                                               --------------
                                                          531
                                               --------------
TOTAL FINANCIAL (COST $5,253)                           5,685
                                               --------------
-------------------------------------------------------------
HEALTH CARE -- 6.4%
DIAGNOSTIC EQUIPMENT -- 0.1%
Cytyc*                                  1,380              35
Gen-Probe*                                660              29
                                               --------------
                                                           64
-------------------------------------------------------------
DISPOSABLE MEDICAL PRODUCTS -- 0.1%
C.R. Bard                                 470              31
ICU Medical*                              630              21
                                               --------------
                                                           52
-------------------------------------------------------------
HEALTH CARE COST CONTAINMENT -- 0.1%
McKesson                                1,824              82
                                               --------------
                                                           82
-------------------------------------------------------------
MEDICAL INSTRUMENTS -- 0.4%
Boston Scientific*                        710              21
Guidant                                   573              39
Medtronic                                 220              12
St. Jude Medical*                       2,090              99
Symmetry Medical*                       2,060              51
                                               --------------
                                                          222
-------------------------------------------------------------
MEDICAL LABS & TESTING SERVICES -- 0.1%
Covance*                                1,400              69
Quest Diagnostics                         380              20
                                               --------------
                                                           89
-------------------------------------------------------------
MEDICAL PRODUCTS -- 1.0%
Baxter International                    3,557             140
Becton Dickinson                          365              20
Biomet                                    245               9
Cooper                                    280              19
Henry Schein*                             215               9
Johnson & Johnson                       4,276             274
Stryker                                   350              19
Varian Medical Systems*                   280              11
Zimmer Holdings*                          940              78
                                               --------------
                                                          579
-------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETIC -- 0.6%
Amgen*                                    490              39
Applera Corp - Celera Genomics Group*   4,205              52
Charles River Laboratories International* 560              27
Enzon Pharmaceuticals*                  3,040              24
-------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

STATEMENT OF NET ASSETS
-------------------------------------------------------------
As of July 31, 2005

OLD MUTUAL ASSET ALLOCATION BALANCED PORTFOLIO

                                                     Market
Description                            Shares     Value (000)
-------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETIC -- CONTINUED
Genentech*                              1,120  $          100
Genzyme*                                  410              30
Georgia Gulf                              250               8
Protein Design Labs*                    1,260              29
                                               --------------
                                                          309
-------------------------------------------------------------
MEDICAL-DRUGS -- 1.1%
Abbott Laboratories                       350              16
Angiotech Pharmaceuticals*              4,790              65
Bristol-Myers Squibb                    4,340             108
Pfizer                                  7,540             200
Priority Healthcare, Cl B*              1,495              41
Schering-Plough                         5,815             121
Sepracor*                                 130               7
Wyeth                                   1,347              62
                                               --------------
                                                          620
-------------------------------------------------------------
MEDICAL-GENERIC DRUGS -- 0.4%
Barr Pharmaceuticals*                     160               8
Perrigo                                 3,690              51
Teva Pharmaceutical ADR                 4,810             151
Watson Pharmaceuticals*                   185               6
                                               --------------
                                                          216
-------------------------------------------------------------
MEDICAL-HMO -- 0.9%
Pacificare Health Systems*              1,240              94
Sierra Health Services*                   200              13
UnitedHealth Group                      2,556             134
WellPoint*                              3,701             260
                                               --------------
                                                          501
-------------------------------------------------------------
MEDICAL-HOSPITALS -- 0.2%
Community Health Systems*               1,700              65
Tenet Healthcare*                         475               6
Triad Hospitals*                          520              26
                                               --------------
                                                           97
-------------------------------------------------------------
MEDICAL-NURSING HOMES -- 0.1%
Genesis HealthCare*                       795              36
                                               --------------
                                                           36
-------------------------------------------------------------
MEDICAL-OUTPATIENT/HOME MEDICAL -- 0.0%
Amedisys*                                 450              18
Lincare Holdings*                         300              12
                                               --------------
                                                           30
-------------------------------------------------------------
MEDICAL-WHOLESALE DRUG DISTRIBUTORS -- 0.4%
AmerisourceBergen                       1,141              82
Cardinal Health                         2,257             134
                                               --------------
                                                          216
-------------------------------------------------------------
OPTICAL SUPPLIES -- 0.2%
Alcon                                     790              91
                                               --------------
                                                           91
-------------------------------------------------------------
PHARMACY SERVICES -- 0.2%
Accredo Health*                         1,075              48
Caremark Rx*                            1,160              52
                                               --------------
                                                          100
-------------------------------------------------------------


                                                     Market
Description                            Shares     Value (000)
-------------------------------------------------------------
RESPIRATORY PRODUCTS -- 0.1%
Resmed*                                   280  $           19
Respironics*                              700              26
                                               --------------
                                                           45
-------------------------------------------------------------
THERAPEUTICS -- 0.3%
CV Therapeutics*                        1,630              46
Gilead Sciences*                        1,670              75
QLT*                                    3,670              31
Vicuron Pharmaceuticals*                  480              14
                                               --------------
                                                          166
-------------------------------------------------------------
VETERINARY DIAGNOSTICS -- 0.1%
VCA Antech*                             1,470              35
                                               --------------
                                                           35
                                               --------------
TOTAL HEALTH CARE (COST $3,233)                         3,550
                                               --------------
-------------------------------------------------------------
INDUSTRIAL -- 4.6%
AEROSPACE/DEFENSE -- 0.5%
Armor Holdings*                         1,280              52
Curtiss-Wright                            200              12
Lockheed Martin                         2,163             135
Rockwell Collins                          910              45
Teledyne Technologies*                  1,220              46
                                               --------------
                                                          290
-------------------------------------------------------------
AEROSPACE/DEFENSE-EQUIPMENT -- 0.2%
Alliant Techsystems*                      980              71
BE Aerospace*                           1,980              35
                                               --------------
                                                          106
-------------------------------------------------------------
AIRLINES -- 0.1%
Southwest Airlines                      2,540              36
                                               --------------
                                                           36
-------------------------------------------------------------
BATTERIES/BATTERY SYSTEMS -- 0.1%
Greatbatch*                             3,005              73
                                               --------------
                                                           73
-------------------------------------------------------------
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS -- 0.1%
Dycom Industries*                         555              14
Insituform Technologies, Cl A*          1,885              36
                                               --------------
                                                           50
-------------------------------------------------------------
BUILDING PRODUCTS-AIR & HEATING -- 0.0%
York International                        220               9
                                               --------------
                                                            9
-------------------------------------------------------------
BUILDING PRODUCTS-CEMENT/AGGREGATE -- 0.2%
Lafarge North America                   1,150              80
Texas Industries                          200              15
                                               --------------
                                                           95
-------------------------------------------------------------
BUILDING-HEAVY CONSTRUCTION -- 0.1%
Chicago Bridge & Iron                   1,000              28
Washington Group International*           560              30
                                               --------------
                                                           58
-------------------------------------------------------------

                                     OLD MUTUAL ADVISOR FUNDS

                                      STATEMENT OF NET ASSETS
-------------------------------------------------------------
                                          As of July 31, 2005

               OLD MUTUAL ASSET ALLOCATION BALANCED PORTFOLIO

                                                     Market
Description                            Shares     Value (000)
-------------------------------------------------------------
CONTAINERS-PAPER/PLASTIC -- 0.1%
Sealed Air*                             1,150  $           61
                                               --------------
                                                           61
-------------------------------------------------------------
DIVERSIFIED MANUFACTURING OPERATIONS -- 0.6%
Actuant, Cl A*                            250              12
Brink's                                 1,375              50
Danaher                                   170               9
Dover                                     330              13
ESCO Technologies*                        100              11
General Electric                        1,100              38
Honeywell International                 1,677              66
ITT                                       320              34
Trinity                                   270              10
Tyco International                      3,084              94
                                               --------------
                                                          337
-------------------------------------------------------------
ELECTRIC PRODUCTS-MISCELLANEOUS -- 0.5%
Emerson Electric                        1,984             131
LG Electronics GDR 144A*                1,500              28
Samsung Electronics GDR 144A              320              88
                                               --------------
                                                          247
-------------------------------------------------------------
ELECTRONIC MEASURING INSTRUMENTS -- 0.1%
Flir Systems*                           1,260              42
                                               --------------
                                                           42
-------------------------------------------------------------
ELECTRONICS-MILITARY -- 0.1%
EDO                                       620              19
Engineered Support Systems                425              16
                                               --------------
                                                           35
-------------------------------------------------------------
ENGINEERING/R&D SERVICES -- 0.1%
Shaw Group*                             1,740              33
                                               --------------
                                                           33
-------------------------------------------------------------
ENGINES-INTERNAL COMBUSTION -- 0.0%
Cummins                                   208              18
                                               --------------
                                                           18
-------------------------------------------------------------
FILTRATION/SEPARATION PRODUCTS -- 0.0%
Clarcor                                   450              14
                                               --------------
                                                           14
-------------------------------------------------------------
GOLD MINING -- 0.2%
AngloGold Ashanti ADR                   1,600              55
Goldcorp                                4,250              69
Royal Gold                                350               7
                                               --------------
                                                          131
-------------------------------------------------------------
HAZARDOUS WASTE DISPOSAL -- 0.1%
American Ecology                        1,480              28
Stericycle*                               290              17
                                               --------------
                                                           45
-------------------------------------------------------------
IDENTIFICATION SYSTEMS/DEVELOPMENT -- 0.0%
Symbol Technologies                       810               9
                                               --------------
                                                            9
-------------------------------------------------------------


                                                     Market
Description                            Shares     Value (000)
-------------------------------------------------------------
INDUSTRIAL AUTOMATION/ROBOT -- 0.1%
Rockwell Automation                       510  $           26
                                               --------------
                                                           26
-------------------------------------------------------------
INSTRUMENTS-SCIENTIFIC -- 0.0%
Applera Corp - Applied Biosystems Group   790              17
                                               --------------
                                                           17
-------------------------------------------------------------
MACHINERY-CONSTRUCTION & MINING -- 0.3%
Caterpillar                             1,072              58
Joy Global                                650              26
Terex*                                  1,400              68
                                               --------------
                                                          152
-------------------------------------------------------------
MACHINERY-FARM -- 0.1%
CNH Global                              3,150              66
                                               --------------
                                                           66
-------------------------------------------------------------
MACHINERY-GENERAL INDUSTRY -- 0.1%
Wabtec                                  2,110              52
                                               --------------
                                                           52
-------------------------------------------------------------
MACHINERY-PRINT TRADE -- 0.0%
Zebra Technologies, Cl A*                 280              11
-------------------------------------------------------------
                                                           11
-------------------------------------------------------------
METAL PROCESSORS & FABRICATORS -- 0.1%
Precision Castparts                       330              30
                                               --------------
                                                           30
-------------------------------------------------------------
NON-HAZARDOUS WASTE DISPOSAL -- 0.1%
WCA Waste*                              6,540              55
                                               --------------
                                                           55
-------------------------------------------------------------
POWER CONVERSION/SUPPLY EQUIPMENT -- 0.3%
American Power Conversion               6,156             173
                                               --------------
                                                          173
-------------------------------------------------------------
TOOLS-HAND HELD -- 0.2%
Stanley Works                           2,642             129
                                               --------------
                                                          129
-------------------------------------------------------------
TRANSPORT-EQUIPMENT & LEASING -- 0.1%
GATX                                    2,030              77
                                               --------------
                                                           77
-------------------------------------------------------------
WIRE & CABLE PRODUCTS -- 0.1%
General Cable*                          2,795              46
                                               --------------
                                                           46
                                               --------------
TOTAL INDUSTRIAL (COST $2,284)                          2,523
                                               --------------
-------------------------------------------------------------
SERVICES -- 1.8%
ADVERTISING AGENCIES -- 0.0%
Interpublic Group*                        970              12
                                               --------------
                                                           12
-------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

STATEMENT OF NET ASSETS
-------------------------------------------------------------
As of July 31, 2005

OLD MUTUAL ASSET ALLOCATION BALANCED PORTFOLIO

                                                     Market
Description                            Shares     Value (000)
-------------------------------------------------------------
ADVERTISING SERVICES -- 0.1%
Getty Images*                             450  $           36
                                               --------------
                                                           36
-------------------------------------------------------------
COMMERCIAL SERVICES -- 0.1%
Alliance Data Systems*                    590              25
ChoicePoint*                              520              23
Quanta Services*                        1,460              15
                                               --------------
                                                           63
-------------------------------------------------------------
COMMERCIAL SERVICES-FINANCE -- 0.1%
Paychex                                   910              32
Wright Express*                         2,245              47
                                               --------------
                                                           79
-------------------------------------------------------------
COMPUTER SERVICES -- 0.4%
Anteon International*                     630              30
Cognizant Technology Solutions, Cl A*   2,440             120
DST Systems*                              250              13
Manhattan Associates*                   2,240              46
                                               --------------
                                                          209
-------------------------------------------------------------
E-COMMERCE/SERVICES -- 0.2%
eBay*                                   1,460              61
Monster Worldwide*                        900              27
                                               --------------
                                                           88
-------------------------------------------------------------
ELECTRIC-INTEGRATED -- 0.0%
El Paso Electric*                         600              13
                                               --------------
                                                           13
-------------------------------------------------------------
HUMAN RESOURCES -- 0.1%
Hewitt, Cl A*                             610              17
Medical Staffing Network Holdings*      5,505              31
                                               --------------
                                                           48
-------------------------------------------------------------
RENTAL AUTO/EQUIPMENT -- 0.1%
Aaron Rents                               900              22
Dollar Thrifty Automotive Group*          300              10
Rent-A-Center*                          1,750              37
                                               --------------
                                                           69
-------------------------------------------------------------
RESEARCH & DEVELOPMENT -- 0.1%
Pharmaceutical Product Development*       350              20
PRA International*                      1,855              56
                                               --------------
                                                           76
-------------------------------------------------------------
SCHOOLS -- 0.2%
Apollo Group, Cl A*                       880              66
Education Management*                     490              17
                                               --------------
                                                           83
-------------------------------------------------------------
TELEPHONE-INTEGRATED -- 0.4%
AT&T                                      205               4
Tele Norte Leste Participacoes ADR      1,800              28
Telefonos de Mexico SA de CV ADR, Cl A  1,600              31
Valor Communications Group              3,930              55
Verizon Communications                  2,382              82
                                               --------------
                                                          200
                                               --------------
TOTAL SERVICES (COST $907)                                976
                                               --------------
-------------------------------------------------------------


                                                     Market
Description                            Shares     Value (000)
-------------------------------------------------------------
TECHNOLOGY -- 5.9%
APPLICATIONS SOFTWARE -- 0.4%
Citrix Systems*                           640  $           15
Infosys Technologies ADR                  620              44
Intuit*                                   235              11
Microsoft                               1,450              37
Quest Software*                         1,230              18
Satyam Computer Services ADR            2,525              72
                                               --------------
                                                          197
-------------------------------------------------------------
B2B/E-COMMERCE -- 0.0%
webMethods*                             3,625              22
                                               --------------
                                                           22
-------------------------------------------------------------
CELLULAR TELECOMMUNICATIONS -- 0.4%
China Mobile Hong Kong ADR              1,800              36
Mobile Telesystems ADR                  1,400              50
Nextel Communications, Cl A*            1,668              58
Nextel Partners, Cl A*                    670              17
NII Holdings*                             660              49
                                               --------------
                                                          210
-------------------------------------------------------------
COMPUTER AIDED DESIGN -- 0.2%
Ansys*                                    450              16
Autodesk                                1,250              43
Parametric Technology*                  4,240              29
                                               --------------
                                                           88
-------------------------------------------------------------
COMPUTERS -- 0.2%
Apple Computer*                           910              39
Dell*                                     600              24
International Business Machines           835              70
                                               --------------
                                                          133
-------------------------------------------------------------
COMPUTERS-INTEGRATED SYSTEMS -- 0.0%
MTS Systems                               650              26
                                               --------------
                                                           26
-------------------------------------------------------------
COMPUTERS-MEMORY DEVICES -- 0.2%
EMC*                                    1,940              27
Maxtor*                                 2,935              17
Network Appliance*                      1,080              28
Western Digital*                        1,350              20
                                               --------------
                                                           92
-------------------------------------------------------------
DATA PROCESSING/MANAGEMENT -- 0.2%
Dun & Bradstreet*                         205              13
MoneyGram International                 2,840              60
NAVTEQ*                                   600              26
SEI Investments                           375              15
                                               --------------
                                                          114
-------------------------------------------------------------
DECISION SUPPORT SOFTWARE -- 0.1%
Cognos*                                   780              30
NetIQ*                                  2,340              27
                                               --------------
                                                           57
-------------------------------------------------------------
ELECTRONIC COMPONENTS-MISCELLANEOUS -- 0.4%
Celestica*                              1,045              12
CTS                                     2,055              26
-------------------------------------------------------------

                                     OLD MUTUAL ADVISOR FUNDS

                                      STATEMENT OF NET ASSETS
-------------------------------------------------------------
                                          As of July 31, 2005

               OLD MUTUAL ASSET ALLOCATION BALANCED PORTFOLIO

                                                     Market
Description                            Shares     Value (000)
-------------------------------------------------------------
ELECTRONIC COMPONENTS-MISCELLANEOUS -- CONTINUED
Flextronics International*                765  $           10
Gentex                                  1,050              19
Hon Hai Precision GDR 144A              5,800              65
Jabil Circuit*                            740              23
LG Philips LCD ADR*                     2,400              55
NAM TAI Electronics                       300               7
Sypris Solutions                          350               5
                                               --------------
                                                          222
-------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 0.9%
ATI Technologies*                       2,140              27
Broadcom, Cl A*                         2,210              95
Fairchild Semiconductor International*    220               4
Integrated Silicon Solutions*           3,360              29
Intel                                   3,653              99
International Rectifier*                  460              22
Intersil, Cl A                            300               6
MEMC Electronic Materials*              3,700              63
National Semiconductor                    525              13
Nvidia*                                 1,090              29
Omnivision Technologies*                1,340              19
QLogic*                                 1,400              43
Xilinx                                    360              10
Zoran*                                  1,460              21
                                               --------------
                                                          480
-------------------------------------------------------------
ELECTRONIC DESIGN AUTOMATION -- 0.0%
Cadence Design Systems*                   655              11
                                               --------------
                                                           11
-------------------------------------------------------------
ELECTRONIC FORMS -- 0.0%
Adobe Systems                             400              12
                                               --------------
                                                           12
-------------------------------------------------------------
ENTERPRISE SOFTWARE/SERVICES -- 0.5%
Informatica*                            5,800              61
MicroStrategy, Cl A*                      205              16
Oracle*                                 8,525             116
SAP ADR                                 1,150              49
SSA Global Technologies*                1,200              16
                                               --------------
                                                          258
-------------------------------------------------------------
IDENTIFICATION SYSTEMS/DEVELOPMENT -- 0.0%
Fargo Electronics*                        750              13
                                               --------------
                                                           13
-------------------------------------------------------------
INTERNET APPLICATION SOFTWARE -- 0.0%
Verity*                                 2,485              25
                                               --------------
                                                           25
-------------------------------------------------------------
INTERNET INFRASTRUCTURE EQUIPMENT -- 0.1%
Avocent*                                  755              26
                                               --------------
                                                           26
-------------------------------------------------------------
INTERNET INFRASTRUCTURE SOFTWARE -- 0.1%
Radware*                                3,700              63
                                               --------------
                                                           63
-------------------------------------------------------------


                                                     Market
Description                            Shares     Value (000)
-------------------------------------------------------------
INTERNET SECURITY -- 0.2%
Symantec*                               4,292  $           95
VeriSign*                                 580              15
                                               --------------
                                                          110
-------------------------------------------------------------
NETWORKING PRODUCTS -- 0.2%
Cisco Systems*                          3,905              75
Foundry Networks*                       3,600              42
Juniper Networks*                         460              11
                                               --------------
                                                          128
-------------------------------------------------------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 0.2%
Maxim Integrated Products                 215               9
Standard Microsystems*                    895              23
Taiwan Semiconductor Manufacturing ADR  3,780              32
United Microelectronics ADR             8,695              34
                                               --------------
                                                           98
-------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT -- 0.0%
Applied Materials*                        590              11
                                               --------------
                                                           11
-------------------------------------------------------------
SOFTWARE TOOLS -- 0.0%
Borland Software*                       3,680              25
                                               --------------
                                                           25
-------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT -- 0.1%
Comtech Telecommunications*               250               9
Comverse Technology*                      990              25
Scientific-Atlanta                        420              16
                                               --------------
                                                           50
-------------------------------------------------------------
TELECOMMUNICATIONS SERVICES -- 0.4%
Amdocs*                                 4,200             125
Iowa Telecommunications Services        2,025              38
Telekomunikasi Indonesia ADR*           1,700              39
                                               --------------
                                                          202
-------------------------------------------------------------
TELEPHONE-INTEGRATED -- 0.1%
Philippine Long Distance Telephone ADR* 1,400              41
                                               --------------
                                                           41
-------------------------------------------------------------
WEB HOSTING/DESIGN -- 0.0%
Macromedia*                               530              21
                                               --------------
                                                           21
-------------------------------------------------------------
WEB PORTALS/ISP -- 0.4%
Google, Cl A*                             355             102
Yahoo!*                                 2,790              93
                                               --------------
                                                          195
-------------------------------------------------------------
WIRELESS EQUIPMENT -- 0.6%
Motorola                                4,569              97
Nokia ADR                               8,884             141
Qualcomm                                2,000              79
                                               --------------
                                                          317
                                               --------------
TOTAL TECHNOLOGY (COST $2,937)                          3,247
                                               --------------
-------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

STATEMENT OF NET ASSETS
-------------------------------------------------------------
As of July 31, 2005

OLD MUTUAL ASSET ALLOCATION BALANCED PORTFOLIO

                                                     Market
Description                            Shares     Value (000)
-------------------------------------------------------------
TRANSPORTATION -- 1.0%
AIRLINES -- 0.0%
Skywest                                   580  $           12
                                               --------------
                                                           12
-------------------------------------------------------------
TRANSPORT-MARINE -- 0.2%
CP Ships                                1,195              21
General Maritime*                         450              18
Kirby*                                    200              10
Overseas Shipholding Group              1,150              71
                                               --------------
                                                          120
-------------------------------------------------------------
TRANSPORT-RAIL -- 0.5%
Burlington Northern Santa Fe            2,264             123
Canadian Pacific Railway                1,700              66
CSX                                       149               7
Norfolk Southern                        2,043              76
                                               --------------
                                                          272
-------------------------------------------------------------
TRANSPORT-SERVICES -- 0.1%
Offshore Logistics*                       450              16
Ryder System                              421              17
United Parcel Service, Cl B               266              19
                                               --------------
                                                           52
-------------------------------------------------------------
TRANSPORT-TRUCK -- 0.2%
Celadon Group*                            250               5
CNF                                       350              18
JB Hunt Transport Services              3,760              74
US Xpress, Cl A*                          250               3
                                               --------------
                                                          100
                                               --------------
TOTAL TRANSPORTATION (COST $517)                          556
                                               --------------
-------------------------------------------------------------
UTILITIES -- 1.4%
ELECTRIC-GENERATION -- 0.0%
AES*                                      814              13
                                               --------------
                                                           13
-------------------------------------------------------------
ELECTRIC-INTEGRATED -- 1.0%
Alliant Energy                            215               6
Duke Energy                             4,140             122
Entergy                                 2,407             188
MGE Energy                                405              15
OGE Energy                              2,900              88
Pike Electric                             500               7
Public Service Enterprise Group           257              17
TXU                                     1,240             108
                                               --------------
                                                          551
-------------------------------------------------------------
ENERGY-ALTERNATE SOURCES -- 0.0%
Headwaters*                               300              13
                                               --------------
                                                           13
-------------------------------------------------------------
GAS-DISTRIBUTION -- 0.1%
Energen                                   800              28
UGI                                     1,000              29
                                               --------------
                                                           57
-------------------------------------------------------------


                                                     Market
Description                            Shares     Value (000)
-------------------------------------------------------------
INDEPENDENT POWER PRODUCER -- 0.0%
Reliant Energy*                         1,420  $           19
                                               --------------
                                                           19
-------------------------------------------------------------
POWER CONVERSION/SUPPLY EQUIPMENT -- 0.3%
American Electric Power                 2,529              98
Delta Electronics GDR                   3,600              31
                                               --------------
                                                          129
                                               --------------
TOTAL UTILITIES (COST $692)                               782
                                               --------------
TOTAL COMMON STOCK (COST $23,577)                      25,843
                                               --------------
-------------------------------------------------------------
FOREIGN COMMON STOCK -- 10.8%
AUSTRALIA -- 1.1%
Aristocrat Leisure                        700               7
Australia & New Zealand
   Banking Group                       10,500             171
Babcock & Brown*                        3,500              41
BHP Billiton                            5,450              80
Commonwealth Bank of Australia            300               9
Insurance Australia Group               2,827              13
Macarthur Coal                            900               5
Macquarie Bank                            500              24
Rinker Group                           14,700             169
Telstra                                 3,600              14
Westpac Banking                         3,900              58
                                               --------------
TOTAL AUSTRALIA                                           591
                                               --------------
-------------------------------------------------------------
AUSTRIA -- 0.2%
Andritz                                   200              19
EVN*                                      900              68
OMV*                                      230              11
Telekom Austria*                          500              10
                                               --------------
TOTAL AUSTRIA                                             108
                                               --------------
-------------------------------------------------------------
BELGIUM -- 0.4%
Belgacom                                  200               7
Dexia*                                  2,500              57
Fortis                                  5,700             167
                                               --------------
TOTAL BELGIUM                                             231
                                               --------------
-------------------------------------------------------------
CANADA -- 0.5%
Canadian National Railway                 400              26
Canadian Natural Resource                 800              33
Dofasco                                   100               3
EnCana                                  1,600              66
Gerdau Ameristeel                         500               3
IPSCO                                     669              36
Metro, Cl A                               700              18
National Bank of Canada                   300              14
Petro-Canada                              500              36
PetroKazakhstan, Cl A                     300              13
Teck Cominco, Cl B                        600              23
                                               --------------
TOTAL CANADA                                              271
                                               --------------
-------------------------------------------------------------
DENMARK -- 0.2%
DSV                                        37               4
Jyske Bank*                             1,900              89
                                               --------------
TOTAL DENMARK                                              93
                                               --------------
-------------------------------------------------------------

                                     OLD MUTUAL ADVISOR FUNDS

                                      STATEMENT OF NET ASSETS
-------------------------------------------------------------
                                          As of July 31, 2005

               OLD MUTUAL ASSET ALLOCATION BALANCED PORTFOLIO

                                                     Market
Description                            Shares     Value (000)
-------------------------------------------------------------
FINLAND -- 0.3%
Nokia                                   5,500  $           88
Rautaruukki                               800              14
Sampo, Cl A                             2,800              43
                                               --------------
TOTAL FINLAND                                             145
                                               --------------
-------------------------------------------------------------
FRANCE -- 0.7%
BNP Paribas                             1,200              87
France Telecom*                           600              18
Lafarge                                    70               7
Societe Generale                          215              24
Total                                     231              58
Ubisoft Entertainment*                    700              39
Vivendi Universal                       5,750             183
                                               --------------
TOTAL FRANCE                                              416
                                               --------------
-------------------------------------------------------------
GERMANY -- 0.7%
Adidas-Salomon                            165              30
Allianz                                   459              58
Balda                                     129               1
BASF                                      211              15
Continental                             1,655             129
Deutsche Boerse                           342              30
E.ON                                      155              14
Mobilcom                                  937              24
Muenchener Rueckversicherungs             404              47
Schering                                  680              43
Techem*                                   139               6
                                               --------------
TOTAL GERMANY                                             397
                                               --------------
-------------------------------------------------------------
HONG KONG -- 0.1%
ASM Pacific Technology                  1,000               5
Orient Overseas International           2,200              10
Television Broadcasts                   6,000              36
Vtech Holdings                          4,000              11
                                               --------------
TOTAL HONG KONG                                            62
                                               --------------
-------------------------------------------------------------
ITALY -- 0.4%
Banca Intesa                            5,400              26
Capitalia                              10,600              62
ENI                                     5,000             142
                                               --------------
TOTAL ITALY                                               230
                                               --------------
-------------------------------------------------------------
JAPAN -- 2.3%
Bosch Auto Systems                      3,034              17
Canon                                   1,300              64
Century Leasing System                    900              10
Chubu Electric Power                    3,700              90
Daito Trust Construction                  400              15
en-japan                                   10              54
Fujitsu Frontech                          400               4
Japan Tobacco                              10             143
JFE Holdings                            2,500              65
Kawasaki Kisen Kaisha                  10,700              66
Mitsubishi                              1,700              24
Mitsui OSK Lines                       27,500             177
Mizohu Financial                           26             118
Nippon Yusen KK                        21,000             122
NTT DoCoMo                                  9              14
Pacific Metals                          3,000              12
Point                                     300              13
-------------------------------------------------------------


                                                     Market
Description                            Shares     Value (000)
-------------------------------------------------------------
JAPAN -- CONTINUED
Santen Pharmaceutical                     400  $            9
Sumitomo Mitsui Financial                   5              33
Tokyo Steel Manufacturing                 200               2
Toshiba TEC*                            2,000               9
Toyota Tsusho                           3,000              49
Yamaha Motor                            9,200             171
                                               --------------
TOTAL JAPAN                                             1,281
                                               --------------
-------------------------------------------------------------
NETHERLANDS -- 0.2%
Aegon                                     650               9
Boskalis Westminster                      205               8
ING Groep                               2,200              67
Royal KPN                                 300               3
TNT                                       600              15
                                               --------------
TOTAL NETHERLANDS                                         102
                                               --------------
-------------------------------------------------------------
NEW ZEALAND -- 0.3%
Fletcher Building                      31,059             155
                                               --------------
TOTAL NEW ZEALAND                                         155
                                               --------------
-------------------------------------------------------------
NORWAY -- 0.2%
Statoil                                 4,800             104
                                               --------------
TOTAL NORWAY                                              104
                                               --------------
-------------------------------------------------------------
SPAIN -- 0.8%
Banco Bilbao Vizcaya Argentaria           860              15
Banco Santander Central Hispano        14,228             177
Gestevision Telecinco                   1,700              40
Repsol YPF                              6,600             185
                                               --------------
TOTAL SPAIN                                               417
                                               --------------
-------------------------------------------------------------
SWITZERLAND -- 0.4%
Credit Suisse Group                     2,760             116
Syngenta                                  100              11
Xstrata*                                1,000              21
Zurich Financial                          510              91
                                               --------------
TOTAL SWITZERLAND                                         239
                                               --------------
-------------------------------------------------------------
UNITED KINGDOM -- 2.0%
Alliance Unichem                        2,200              32
Antofagasta                             2,200              52
AstraZeneca                             2,200              99
Aviva                                     300               4
BHP Billiton                            3,200              45
British Sky Broadcasting                2,900              27
Corus Group*                           29,400              24
Hanson                                  3,824              39
HBOS                                    6,800             104
HSBC Holdings                             900              15
International Power                     7,500              28
Lloyds TSB Group                       10,500              89
Next                                      610              17
O2 40,400                                  99
Royal Bank of Scotland                  3,425             102
Royal Dutch Shell, Cl B*                5,000             159
SABMiller                               3,000              52
Scottish & Southern Energy              3,100              53
Scottish Power                            500               4
Shire Pharmaceuticals                     400               5
Tesco                                   4,600              26
-------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

STATEMENT OF NET ASSETS
-------------------------------------------------------------
As of July 31, 2005

OLD MUTUAL ASSET ALLOCATION BALANCED PORTFOLIO

                                   Shares/Face       Market
Description                        Amount (000)   Value (000)
-------------------------------------------------------------
UNITED KINGDOM -- CONTINUED
Ultra Electronics Holdings                700  $           11
Vodafone Group                         11,964              31
                                               --------------
TOTAL UNITED KINGDOM                                    1,117
                                               --------------
TOTAL FOREIGN COMMON STOCK (COST $5,600)                5,959
                                               --------------
-------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- 10.7% Federal Home Loan Mortgage Corporation
   6.000%, 08/01/29                    $   42              43
   6.000%, 08/01/34                        46              47
   6.000%, 10/01/34                       172             176
   5.500%, 09/01/17                       100             103
   5.500%, 09/01/19                        91              93
   5.500%, 10/01/34                       107             107
   5.500%, 01/01/35                        48              48
   5.500%, 02/01/35                       263             264
   5.500%, 03/01/35                        97              97
   5.500%, 06/01/35                       502             505
   5.000%, 02/01/19                        30              30
   5.000%, 07/01/19                        94              94
   5.000%, 05/01/20                       496             497
Federal National Mortgage Association
   6.500%, 03/01/35                       365             378
   6.000%, 09/01/34                       363             371
   6.000%, 12/01/34                       167             170
   6.000%, 12/01/34                       156             159
   5.500%, 03/01/20                       116             118
   5.500%, 07/01/33                       716             720
   5.500%, 10/01/34                        40              40
   5.500%, 03/01/35                       291             292
   5.500%, 06/01/35                       507             510
   5.000%, 10/01/19                       140             141
Federal National Mortgage Association TBA
   5.000%, 08/01/34                       600             591
Government National Mortgage Association
   6.000%, 12/15/34                        41              43
   6.000%, 02/20/35                        93              96
   5.500%, 01/20/35                       143             144
                                               --------------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   OBLIGATIONS (COST $5,919)                            5,877
                                               --------------
-------------------------------------------------------------
CORPORATE BONDS -- 9.8%
Advanta Capital Trust, Ser B
   8.990%, 12/17/26                        20              20
Allegheny Energy Supply 144A
   8.250%, 04/15/12                        50              56
Allied Waste North America, Ser B
   8.875%, 04/01/08                        70              74
Alltel
   4.656%, 05/17/07                       115             115
Alrosa Finance 144A
   8.875%, 11/17/14                        50              57
America Movil
   6.375%, 03/01/35                        50              49
American General Finance, Ser G MTN
   5.375%, 09/01/09                        50              51
Amgen
   4.000%, 11/18/09                        60              59
AT&T Wireless Services
   8.750%, 03/01/31                        40              55
   8.125%, 05/01/12                        40              47
-------------------------------------------------------------


                                       Face          Market
Description                        Amount (000)   Value (000)
-------------------------------------------------------------
CORPORATE BONDS -- CONTINUED
Bank One
   5.900%, 11/15/11                $       90  $           95
Baxter International
   5.250%, 05/01/07                        65              66
BCPLU Crystal US Holdings 144A
   9.625%, 06/15/14                        50              56
BP Amoco
   8.500%, 04/01/12                        80              97
Broder Brothers, Ser B
   11.250%, 10/15/10                       27              27
Capital One Financial
   4.800%, 02/21/12                        40              39
Carnival
   3.750%, 11/15/07                        70              69
Chesapeake Energy
   6.875%, 01/15/16                        35              36
Clayton William Energy 144A
   7.750%, 08/01/13                        60              60
Comcast
   7.625%, 02/15/08                        30              32
   5.300%, 01/15/14                        95              96
Consolidated Natural Gas
   6.875%, 10/15/26                        50              57
Countrywide Home Loan MTN
   3.250%, 05/21/08                        70              67
DaimlerChrysler
   4.750%, 01/15/08                        45              45
Dynegy Holdings 144A
   10.125%, 07/15/13                       50              57
Echostar DBS
   6.625%, 10/01/14                        22              22
FedEx
   9.650%, 06/15/12                        60              76
Fidelity National Financial
   7.300%, 08/15/11                        25              27
FPL Group Capital, Ser A
   4.086%, 02/16/07                        10              10
General Cable
   9.500%, 11/15/10                        50              52
General Electric Capital, Ser A MTN
   6.875%, 11/15/10                        90              99
General Motors Acceptance
   7.000%, 02/01/12                        65              62
General Nutrition Center
   8.625%, 01/15/11                        50              47
Georgia Power, Ser J
   4.875%, 07/15/07                        65              66
Greenbrier Companies 144A
   8.375%, 05/15/15                        50              52
HCA
   6.375%, 01/15/15                        55              56
Hewlett-Packard
   5.750%, 12/15/06                        75              76
HLI Operating
   10.500%, 06/15/10                       50              50
HSBC Finance
   4.750%, 04/15/10                        65              65
Hudbay Mining and Smelting 144A
   9.625%, 01/15/12                        50              50
-------------------------------------------------------------

                                     OLD MUTUAL ADVISOR FUNDS

                                      STATEMENT OF NET ASSETS
-------------------------------------------------------------
                                          As of July 31, 2005

               OLD MUTUAL ASSET ALLOCATION BALANCED PORTFOLIO


                                       Face          Market
Description                        Amount (000)   Value (000)
-------------------------------------------------------------
CORPORATE BONDS -- CONTINUED
Intelsat Bermuda 144A (B)
   8.695%, 01/15/12                    $   30  $           31
J.B. Poindexter
   8.750%, 03/15/14                        60              55
J.C. Penney
   8.125%, 04/01/27                        50              53
John Deere Capital, Ser D MTN
   4.400%, 07/15/09                        75              74
K. Hovnanian
   8.875%, 04/01/12                        50              54
Kinder Morgan
   6.500%, 09/01/12                        60              65
Liberty Media
   8.500%, 07/15/29                        50              51
Lockheed Martin
   7.200%, 05/01/36                        90             112
Marathon Oil
   5.375%, 06/01/07                        80              81
Merrill Lynch, Ser C MTN
   4.250%, 02/08/10                        70              69
Metlife
   5.000%, 06/15/15                        55              55
MGM Mirage
   5.875%, 02/27/14                        55              54
Midamerican Energy Holdings
   5.875%, 10/01/12                        45              47
   3.500%, 05/15/08                        65              63
Motorola
   8.000%, 11/01/11                        65              76
   4.608%, 11/16/07                        55              55
Navistar International 144A
   6.250%, 03/01/12                        45              44
Neenah Paper 144A
   7.375%, 11/15/14                        52              51
PNC Funding
   4.200%, 03/10/08                        60              60
Prudential Financial MTN
   3.750%, 05/01/08                        10              10
Prudential Financial, Ser B MTN
   5.100%, 09/20/14                        50              50
PSE&G Power
   6.950%, 06/01/12                       110             122
PXRE
   8.850%, 02/15/27                        35              47
Quality Distributors
   9.000%, 11/15/10                        50              46
Qwest
   9.125%, 03/15/12                        80              88
Reed Elsevier Capital
   6.125%, 08/01/06                        65              66
Rogers Cable
   6.750%, 03/15/15                        30              31
Rogers Wireless
   8.000%, 12/15/12                        30              32
Schering-Plough
   6.750%, 12/01/33                        65              77
SLM, Ser A MTN
   4.500%, 07/26/10                        85              84
   3.950%, 08/15/08                        45              44
-------------------------------------------------------------


                                       Face          Market
Description                        Amount (000)   Value (000)
-------------------------------------------------------------
CORPORATE BONDS -- CONTINUED
Solo Cup
   8.500%, 02/15/14                  $     50  $           48
Southern Company Capital Funding, Ser A
   5.300%, 02/01/07                        20              20
Southern Peru Copper 144A
   6.375%, 07/27/15                       100             100
Sprint Capital
   6.000%, 01/15/07                        65              66
Stater Brothers Holdings
   8.125%, 06/15/12                        50              51
STATS ChipPAC
   6.750%, 11/15/11                        25              24
Texas Industries 144A
   7.250%, 07/15/13                        80              84
TFM 144A
   9.375%, 05/01/12                        50              54
Time Warner
   7.625%, 04/15/31                        50              62
Town Sports International
   9.625%, 04/15/11                        40              42
Toys R Us
   7.875%, 04/15/13                        50              44
Universal City Florida
   7.960%, 05/01/10                        30              32
Univision Communications
   3.875%, 10/15/08                        65              63
Uno Restaurant 144A
   10.000%, 02/15/11                       25              24
Verizon Wireless Capital
   5.375%, 12/15/06                        80              81
Washington Mutual Financial
   6.875%, 05/15/11                        55              61
WCI Communities
   10.625%, 02/15/11                       50              54
Wellpoint
   5.000%, 12/15/14                        50              50
   3.750%, 12/14/07                        40              39
Weyerhaeuser
   5.950%, 11/01/08                        45              47
Wyeth
   5.500%, 02/01/14                        70              72
Xcel Energy
   7.000%, 12/01/10                        85              93
XL Capital
   5.250%, 09/15/14                        60              59
                                               --------------
TOTAL CORPORATE BONDS (COST $5,404)                     5,409
                                               --------------
-------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 5.9%
U.S. Treasury Bond
   7.500%, 11/15/16                       100             128
   5.375%, 02/15/31                       200             227
U.S. Treasury Note
   5.750%, 08/15/10                       560             601
   4.125%, 05/15/15                     1,225           1,209
   3.375%, 09/15/09                       870             845
   3.375%, 02/15/08                       250             246
                                               --------------
TOTAL U.S. TREASURY OBLIGATIONS (COST $3,280)           3,256
                                               --------------
-------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

STATEMENT OF NET ASSETS
-------------------------------------------------------------
As of July 31, 2005

OLD MUTUAL ASSET ALLOCATION BALANCED PORTFOLIO

                                       Face          Market
Description                        Amount (000)   Value (000)
-------------------------------------------------------------
FOREIGN BONDS -- 1.9%
European Investment Bank (JPY)
   1.400%, 06/20/17                    $1,000  $           89
Netherlands Government (EUR)
   4.250%, 07/15/13                       639             838
U.K. Treasury Bond (GBP)
   4.250%, 03/07/36                        80             139
                                               --------------
TOTAL FOREIGN BONDS (COST $1,098)                       1,066
                                               --------------
-------------------------------------------------------------
ASSET-BACKED SECURITIES -- 0.8%
HOME EQUITY LOANS -- 0.8%
Citigroup Commercial Mortgage,
   Ser 2004-C2, Cl A3                      80              78
GE Capital Commercial Mortgage,
   Ser 2004-C3, Cl A3                      70              70
JP Morgan Chase CMO,
   Ser 2005-lDP1, Cl A2                   100             100
JP Morgan Chase Commercial Mortgage,
   Ser 2004-CBX, Cl A4                     70              69
Residential Asset Mortgage Program,
   Ser 2004-RS12, Cl AI2                   35              35
Wachovia Bank Commercial
   Mortgage Trust,
   Ser 2003-c5, Cl A2                      95              90
                                               --------------
                                                          442
                                               --------------
TOTAL ASSET-BACKED SECURITIES (COST $447)                 442
                                               --------------
-------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.4%
Federal Home Loan Mortgage Corporation
   5.875%, 03/21/11                       105             111
Federal National Mortgage Association
   5.125%, 01/02/14                       110             112
                                               --------------
TOTAL U.S. GOVERNMENT AGENCY
   OBLIGATIONS (COST $228)                                223
                                               --------------
-------------------------------------------------------------
MORTGAGE RELATED -- 0.3%
Banc of America CMO,
   Ser 2003-2, Cl A2
   4.342%, 03/11/41                        30              30
Countrywide Home Loans CMO,
   Ser 2004-18, Cl A1
   6.000%, 10/25/34                        90              91
TXU Electric Delivery Transition ABS,
   Ser 2004-1,  Cl A2
   4.810%, 11/17/14                        35              35
                                               --------------
TOTAL MORTGAGE RELATED (COST $156)                        156
                                               --------------
-------------------------------------------------------------
REPURCHASE AGREEMENT -- 13.0%
Deutsche Bank
   3.29%, dated 07/29/05, to be
   repurchased on 08/01/05, repurchase
   price $7,153,099 (collateralized
   by various U.S. Government
   obligations, par values ranging
   from $90,000 to $7,355,000,
   2.500% to 3.500%, 03/15/06
   to 12/12/08; total market
   value $7,294,755) (A)                7,153           7,153
                                               --------------
TOTAL REPURCHASE AGREEMENT (COST $7,153)                7,153
                                               --------------
TOTAL INVESTMENTS -- 100.5% (COST $52,862)             55,384
                                               --------------
-------------------------------------------------------------

Description                                       Value (000)
-------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.5%)
Foreign Currency (Cost $444)                   $          444
Receivable for Fund Shares Sold                           827
Payable for Administration Fees                            (5)
Payable for Distribution Fees                             (23)
Payable for Insurance Expense to Affiliates              (123)
Payable for Investment Advisory Fees                      (46)
Payable for Investment Securities Purchased            (1,634)
Other Assets and Liabilities, Net                         302
                                               --------------
TOTAL OTHER ASSETS AND LIABILITIES                       (258)
                                               --------------
NET ASSETS -- 100.0%                           $       55,126
                                               ==============
-------------------------------------------------------------
NET ASSETS:
Paid-in-Capital ($0.001 par value)             $       52,444
Distributions in excess of net
   investment income                                      (16)
Accumulated net realized gain on investments              190
Unrealized appreciation on investments                  2,522
Unrealized depreciation on forward foreign
   currency contracts                                     (14)
                                               --------------
NET ASSETS                                     $       55,126
                                               ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL CLASS
   ($11,302,613 / 1,024,135 SHARES)                    $11.04
                                                       ======
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A
   ($19,480,934 / 1,767,553 SHARES)                    $11.02
                                                       ======
MAXIMUM OFFERING
   PRICE PER SHARE -- CLASS A
   ($11.02/94.25%)                                     $11.69
                                                       ======
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS C+
   ($24,342,062 / 2,213,440 SHARES)                    $11.00
                                                       ======

* Non-income producing security.

+ Class C shares have a contingent deferred sales charge.
  For a description of a possible sales charge, please see the Portfolio's prospectus.

144A -- Security sold within the terms of a private placement memorandum, which is exempt from registration under
        Section 3A-4, 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other accredited investors. On July 31, 2005 the value of these securities amounted to $973,954, representing 1.8% of the net assets of the Portfolio.

(A) -- Tri-party repurchase agreement

(B) -- Variable rate security -- the rate reported is the rate as of July 31, 2005.

ABS -- Asset-Backed Security

ADR -- American Depositary Receipt

Cl -- Class

CMO -- Collateralized Mortgage Obligation

EUR -- Euro

GBP -- British Pound

GDR -- Global Depositary Receipt

JPY -- Japanese Yen

LLC -- Limited Liability Company

MTN -- Medium Term Note

REITs -- Real Estate Investment Trusts

Ser -- Series

TBA -- Security traded under delayed delivery commitments settling after July 31, 2005. Income on this security will not be earned until settlement date.

Cost figures are shown with "000's" omitted.

The accompanying notes are an integral part of the financial statements.

                                                        OLD MUTUAL ADVISOR FUNDS

                           OLD MUTUAL ASSET ALLOCATION MODERATE GROWTH PORTFOLIO

PORTFOLIO PROFILE

For the 10-month period ended July 31, 2005, the Old Mutual Asset Allocation Moderate Growth Portfolio (Institutional Class) gained 13.43% at net asset value. By comparison, the Portfolio's benchmarks, the S&P 500 and the Lehman Brothers U.S. Aggregate Bond Index, gained 12.37% and 2.56% for the same period, respectively. Performance for all share classes is included on the following page.

FACTORS CONTRIBUTING TO PORTFOLIO PERFORMANCE

Across the period the Portfolio was managed to a target allocation of approximately 80% in equities and 20% in fixed-income securities. The Portfolio's investments in international equities were the largest contributor to its strong returns. Securities in the energy and natural resources sectors (including Canadian Natural Resources LTD (Canada), Statoil ASA (Norway), and Royal Dutch Shell PLC (United Kingdom) made positive contributions to returns. Domestic positions in energy stocks also made significant contributions to returns; most notably, ConocoPhillips, Occidental Petroleum Corp, and Valero Energy Corp. The Portfolio was able to take advantage of the increase in the price of crude oil, which climbed above $60 per barrel during the period, hitting historical highs on numerous occasions.

The Portfolio's focus on large-cap securities in both the value and growth categories also contributed to returns. Small-cap growth stocks also had a positive effect. Among the Portfolio's meaningful stock contributors in the small-cap growth category were specialty apparel retailers, Carter's and Children's Place Retail Stores. Issuers such as Telecommunications company TeliaSonera (Sweden) and Glory, Ltd. (Japan), a money handling company, detracted from returns and were sold from the Portfolio.

At the end of the period, the Portfolio held approximately 7% of its assets in intermediate-term, investment-grade debt or core bonds. These core bond holdings, which include investment-grade corporate bonds, mortgage-backed securities, and U.S. government and agency debt, had a slightly negative effect on returns.

MARKET ENVIRONMENT

The economic environment in the United States during the period can be characterized by two primary factors: rising oil prices and the Federal Reserve ratcheting up short-term interest rates in an effort to contain inflation. Most equity indices posted gains during the period. A relatively healthy U.S. economy provided a boost to the rest of the world as U.S. consumer demand remained strong and the U.S. dollar strengthened versus the Euro and other foreign currencies.

INVESTMENT OUTLOOK

Although we continue to overweight value stocks in all market-cap areas, we are keeping a close watch on growth versus value indicators. Valuation spreads between growth and value have compressed and there may be a benefit from an inflow of liquidity into the growth style.

We also believe that rising interest rates will result in a downward adjustment in the housing and real estate market. As a result, we continue to underweight real estate securities.

OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL ASSET ALLOCATION MODERATE GROWTH PORTFOLIO

ASSET CLASS WEIGHTINGS AS OF JULY 31, 2005

[Pie chart omitted -- plot points are as follows:]

Common Stock                                         60%
Foreign Common Stock                                 16%
Repurchase Agreement                                  9%
Residential Mortgages-Agency                          6%
U.S. Treasury Obligations                             4%
Corporate Bonds                                       4%
Foreign Bonds                                         1%

% of Total Portfolio Investments


              TOTAL RETURN AS OF JULY 31, 2005

                                             Since
                                           Inception*
-------------------------------------------------------------
   Institutional Class                       13.43%
-------------------------------------------------------------
   Class A with front-end load                6.61%
-------------------------------------------------------------
   Class A without load                      13.11%
-------------------------------------------------------------
   Class C with deferred sales load          11.44%
-------------------------------------------------------------
   Class C without deferred sales load       12.44%
-------------------------------------------------------------
   S&P 500 Index                             12.37%
-------------------------------------------------------------
   Lehman Brothers U.S. Aggregate Bond Index  2.56%
-------------------------------------------------------------

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. Information about these performance results and the comparative indices can be found on page 2.

* Not annualized, inception date 9/30/04


                           PORTFOLIO PERFORMANCE

           [Line chart omitted -- plot points are as follows:]

                                                                     Old Mutual
                            Old Mutual          Old Mutual              Asset
                              Asset                Asset             Allocation
                            Allocation          Allocation            Moderate
                             Moderate            Moderate              Growth                                    Lehman
                              Growth              Growth             Portfolio,                                 Brothers
                            Portfolio,          Portfolio,         Institutional            S&P 500          U.S. Aggregate
                              Class A            Class C               Class                 Index               Index
------------------------------------------------------------------------------------------------------------------------------
9/30/2004                     $ 9425              $10000                $10000               $10000              $10000
10/31/2004                      9500               10070                 10080                10153               10084
11/30/2004                      9933               10530                 10550                10564               10003
12/31/2004                     10226               10835                 10862                10923               10095
1/31/2005                      10009               10594                 10632                10657               10159
2/28/2005                      10264               10864                 10912                10881               10099
3/31/2005                      10113               10704                 10752                10688               10048
4/30/2005                       9905               10465                 10532                10485               10183
5/31/2005                      10151               10715                 10792                10818               10293
6/30/2005                      10331               10904                 10982                10834               10350
7/31/2005                      10661               11144                 11343                11237               10256


PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. The graph above compares an investment made in each of the Portfolio's Class shares on the inception date of 9/30/04 to an investment made in unmanaged securities indices on that date. The performance of the Portfolio's Class A shares shown in the line graph takes into account the maximum initial sales charge. Performance for the Portfolio's Class C shares assumes the payment of a contingent deferred sales load, which is charged on investments held less than one year. The Portfolio's performance in this chart and the performance table assumes reinvestment of dividends and capital gain distributions but does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.

                                     OLD MUTUAL ADVISOR FUNDS

                                      STATEMENT OF NET ASSETS
 -------------------------------------------------------------
                                          As of July 31, 2005

        OLD MUTUAL ASSET ALLOCATION MODERATE GROWTH PORTFOLIO

                                                     Market
Description                            Shares     Value (000)
-------------------------------------------------------------
COMMON STOCK -- 58.6%
BASIC MATERIALS -- 2.1%
AGRICULTURAL CHEMICALS -- 0.2%
Agrium                                  4,200  $           96
Potash Corporation of Saskatchewan        225              24
                                               --------------
                                                          120
-------------------------------------------------------------
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS -- 0.0%
USG*                                      350              17
                                               --------------
                                                           17
-------------------------------------------------------------
CHEMICALS-DIVERSIFIED -- 0.6%
Dow Chemical                            1,459              70
Lyondell Chemical                       3,527              98
Nova Chemicals                          1,600              56
Olin                                    5,375              99
                                               --------------
                                                          323
-------------------------------------------------------------
CHEMICALS-PLASTICS -- 0.1%
Spartech                                2,025              38
                                               --------------
                                                           38
-------------------------------------------------------------
CHEMICALS-SPECIALTY -- 0.1%
Eastman Chemical                          175              10
Hercules*                               3,662              51
                                               --------------
                                                           61
-------------------------------------------------------------
COAL -- 0.1%
Peabody Energy                            500              33
                                               --------------
                                                           33
-------------------------------------------------------------
CONTAINERS-METAL/GLASS -- 0.0%
Crown Holdings*                         1,050              17
                                               --------------
                                                           17
-------------------------------------------------------------
DIVERSIFIED MINERALS -- 0.1%
Cia Vale do Rio Doce ADR                1,600              52
                                               --------------
                                                           52
-------------------------------------------------------------
INDUSTRIAL GASES -- 0.1%
Air Products & Chemicals                  245              15
Airgas                                    800              23
Praxair                                   580              29
                                               --------------
                                                           67
-------------------------------------------------------------
METAL-COPPER -- 0.1%
Phelps Dodge                              760              81
                                               --------------
                                                           81
-------------------------------------------------------------
PAPER & RELATED PRODUCTS -- 0.3%
Domtar                                  1,150               8
Neenah Paper                            2,810              93
Schweitzer-Mauduit International          400              10
Smurfit-Stone Container*                2,070              25
                                               --------------
                                                          136
-------------------------------------------------------------
PETROCHEMICALS -- 0.1%
Reliance GDR 144A                       2,100              68
                                               --------------
                                                           68
-------------------------------------------------------------


                                                     Market
Description                            Shares     Value (000)
-------------------------------------------------------------
RUBBER-TIRES -- 0.1%
Goodyear Tire & Rubber*                 1,531  $           27
                                               --------------
                                                           27
-------------------------------------------------------------
STEEL-PRODUCERS -- 0.2%
Nucor                                   1,350              75
POSCO                                     600              30
Schnitzer Steel, Cl A                     400              11
                                               --------------
                                                          116
                                               --------------
TOTAL BASIC MATERIALS (COST $1,086)                     1,156
                                               --------------
-------------------------------------------------------------
CONSUMER CYCLICAL -- 7.8%
APPAREL MANUFACTURERS -- 0.3%
Carter's*                                 830              51
Coach*                                  1,460              51
Polo Ralph Lauren                       1,160              57
                                               --------------
                                                          159
-------------------------------------------------------------
ATHLETIC FOOTWEAR -- 0.1%
Nike, Cl B                                550              46
                                               --------------
                                                           46
-------------------------------------------------------------
AUDIO/VIDEO PRODUCTS -- 0.0%
Dolby Laboratories, Cl A*                 700              13
                                               --------------
                                                           13
-------------------------------------------------------------
AUTO-CARS/LIGHT TRUCKS -- 0.1%
Tata Motors ADR                         6,600              75
                                               --------------
                                                           75
-------------------------------------------------------------
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL -- 0.0%
BorgWarner                                405              24
                                               --------------
                                                           24
-------------------------------------------------------------
BROADCAST SERVICES/PROGRAMMING -- 0.2%
Citadel Broadcasting*                   1,065              13
Liberty Global, Cl A*                     379              18
Nexstar Broadcasting Group, Cl A*       9,870              55
                                               --------------
                                                           86
-------------------------------------------------------------
BUILDING-RESIDENTIAL/COMMERCIAL -- 0.4%
DR Horton                               2,182              90
KB Home                                 1,147              94
Pulte Homes                               460              43
                                               --------------
                                                          227
-------------------------------------------------------------
CABLE TV -- 0.5%
Insight Communications, Cl A*           4,225              49
Mediacom Communications, Cl A*         29,475             206
                                               --------------
                                                          255
-------------------------------------------------------------
CASINO SERVICES -- 0.3%
Harrah's Entertainment                  1,000              79
International Game Technology           1,585              43
Scientific Games, Cl A*                 2,100              58
                                               --------------
                                                          180
-------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

STATEMENT OF NET ASSETS
-------------------------------------------------------------
As of July 31, 2005

OLD MUTUAL ASSET ALLOCATION MODERATE GROWTH PORTFOLIO

                                                     Market
Description                            Shares     Value (000)
-------------------------------------------------------------
CRUISE LINES -- 0.4%
Carnival                                3,818  $          200
Royal Caribbean Cruises                   455              21
                                               --------------
                                                          221
-------------------------------------------------------------
DISTRIBUTION/WHOLESALE -- 0.1%
CDW                                       375              23
Nuco2*                                    350               9
                                               --------------
                                                           32
-------------------------------------------------------------
ENTERTAINMENT SOFTWARE -- 0.3%
Activision*                             5,573             113
Electronic Arts*                          700              40
THQ*                                      650              23
                                               --------------
                                                          176
-------------------------------------------------------------
FOOD-RETAIL -- 0.0%
Cia Brasileira de Distribuicao Grupo
   Pao de Acucar ADR                    1,100              24
                                               --------------
                                                           24
-------------------------------------------------------------
GAMBLING (NON-HOTEL) -- 0.0%
Isle of Capri Casinos*                    550              15
                                               --------------
                                                           15
-------------------------------------------------------------
GOLF -- 0.0%
Callaway Golf                             580               9
                                               --------------
                                                            9
-------------------------------------------------------------
HOTELS & MOTELS -- 0.5%
Fairmont Hotels & Resorts                 415              13
Jameson Inns*                          27,170              64
Lodgian*                                4,325              45
Marriott International, Cl A              430              29
Orient Express Hotels, Cl A               212               7
Starwood Hotels & Resorts Worldwide     1,493              95
                                               --------------
                                                          253
-------------------------------------------------------------
MOTORCYCLE/MOTOR SCOOTER -- 0.1%
Harley-Davidson                           490              26
                                               --------------
                                                           26
-------------------------------------------------------------
MULTIMEDIA -- 0.4%
Entravision Communications, Cl A*       9,635              82
EW Scripps, Cl A                          610              31
Walt Disney                             3,846              99
                                               --------------
                                                          212
-------------------------------------------------------------
PUBLISHING-BOOKS -- 0.2%
Scholastic*                             2,330              86
                                               --------------
                                                           86
-------------------------------------------------------------
PUBLISHING-NEWSPAPERS -- 0.3%
Gannett                                 1,088              79
Journal Register*                       4,405              82
                                               --------------
                                                          161
-------------------------------------------------------------
PUBLISHING-PERIODICALS -- 0.2%
Reader's Digest                         7,175             117
                                               --------------
                                                          117
-------------------------------------------------------------


                                                     Market
Description                            Shares     Value (000)
-------------------------------------------------------------
RADIO -- 0.6%
Cumulus Media, Cl A*                    5,440  $           69
Emmis Communications, Cl A*             2,895              60
Radio One, Cl A*                        4,805              63
Radio One, Cl D*                        4,410              58
Spanish Broadcasting System, Cl A*      8,005              69
Westwood One*                             510              10
                                               --------------
                                                          329
-------------------------------------------------------------
RETAIL-APPAREL/SHOE -- 0.2%
Charming Shoppes*                       2,300              27
Childrens Place Retail Stores*            600              28
JoS A Bank Clothiers*                     600              27
Ross Stores                               720              19
Urban Outfitters*                         220              13
                                               --------------
                                                          114
-------------------------------------------------------------
RETAIL-ARTS & CRAFTS -- 0.1%
Michaels Stores                         1,600              66
                                               --------------
                                                           66
-------------------------------------------------------------
RETAIL-BEDDING -- 0.0%
Bed Bath & Beyond*                        550              25
                                               --------------
                                                           25
-------------------------------------------------------------
RETAIL-BUILDING PRODUCTS -- 0.4%
Home Depot                              2,394             104
Lowe's                                  1,520             101
                                               --------------
                                                          205
-------------------------------------------------------------
RETAIL-DISCOUNT -- 0.2%
Costco Wholesale                          225              11
Dollar General                          3,263              66
Target                                    530              31
                                               --------------
                                                          108
-------------------------------------------------------------
RETAIL-DRUG STORE -- 0.2%
CVS                                     1,520              47
Walgreen                                  730              35
                                               --------------
                                                           82
-------------------------------------------------------------
RETAIL-HYPERMARKETS -- 0.1%
Wal-Mart de Mexico ADR, Cl V            1,800              80
                                               --------------
                                                           80
-------------------------------------------------------------
RETAIL-JEWELRY -- 0.0%
Tiffany                                   525              18
                                               --------------
                                                           18
-------------------------------------------------------------
RETAIL-MAJOR DEPARTMENT STORE -- 0.2%
JC Penney Holding                       1,590              89
                                               --------------
                                                           89
-------------------------------------------------------------
RETAIL-OFFICE SUPPLIES -- 0.1%
OfficeMax                                 680              20
Staples                                 2,185              50
                                               --------------
                                                           70
-------------------------------------------------------------

                                     OLD MUTUAL ADVISOR FUNDS

                                      STATEMENT OF NET ASSETS
-------------------------------------------------------------
                                          As of July 31, 2005

        OLD MUTUAL ASSET ALLOCATION MODERATE GROWTH PORTFOLIO

                                                     Market
Description                            Shares     Value (000)
-------------------------------------------------------------
RETAIL-PAWN SHOPS -- 0.1%
Cash America International                650  $           14
Ezcorp, Cl A*                             850              14
                                               --------------
                                                           28
-------------------------------------------------------------
RETAIL-PET FOOD & SUPPLIES -- 0.0%
Petco Animal Supplies*                    625              17
                                               --------------
                                                           17
-------------------------------------------------------------
RETAIL-PETROLEUM PRODUCTS -- 0.0%
World Fuel Services                     1,050              26
                                               --------------
                                                           26
-------------------------------------------------------------
RETAIL-REGIONAL DEPARTMENT STORE -- 0.1%
Kohl's*                                   720              41
                                               --------------
                                                           41
-------------------------------------------------------------
RETAIL-RESTAURANTS -- 0.4%
Darden Restaurants                      1,550              54
Lone Star Steakhouse & Saloon             990              30
O'Charleys*                               600              11
PF Chang's China Bistro*                  300              17
Starbucks*                                420              22
Wendy's International                   1,280              66
                                               --------------
                                                          200
-------------------------------------------------------------
RETAIL-VIDEO RENTAL -- 0.2%
Blockbuster, Cl A                      10,450              90
Movie Gallery                             950              24
                                               --------------
                                                          114
-------------------------------------------------------------
TELEVISION -- 0.3%
Sinclair Broadcast Group, Cl A         17,550             158
Univision Communications, Cl A*           475              13
                                               --------------
                                                          171
-------------------------------------------------------------
THEATERS -- 0.0%
Carmike Cinemas                           350              11
                                               --------------
                                                           11
-------------------------------------------------------------
TOYS -- 0.2%
Mattel                                  6,100             114
                                               --------------
                                                          114
                                               --------------
TOTAL CONSUMER CYCLICAL (COST $4,006)                   4,305
                                               --------------
-------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 3.1%
AGRICULTURAL OPERATIONS -- 0.4%
Delta & Pine Land                       2,400              64
Monsanto                                  600              41
Tejon Ranch*                            1,610              99
                                               --------------
                                                          204
-------------------------------------------------------------
BEVERAGES-NON-ALCOHOLIC -- 0.1%
PepsiCo                                   590              32
                                               --------------
                                                           32
-------------------------------------------------------------


                                                     Market
Description                            Shares     Value (000)
-------------------------------------------------------------
BREWERY -- 0.4%
Grupo Modelo ADR, Cl C                  1,500  $           49
Molson Coors Brewing, Cl B              1,000              63
Quilmes ADR                             2,900              89
                                               --------------
                                                          201
-------------------------------------------------------------
CONSUMER PRODUCTS-MISCELLANEOUS -- 0.1%
Helen of Troy*                          3,150              74
                                               --------------
                                                           74
-------------------------------------------------------------
COSMETICS & TOILETRIES -- 0.1%
Gillette                                  276              15
Procter & Gamble                          810              45
                                               --------------
                                                           60
-------------------------------------------------------------
FOOD-DAIRY PRODUCTS -- 0.2%
Dean Foods*                             3,721             133
                                               --------------
                                                          133
-------------------------------------------------------------
FOOD-FLOUR & GRAIN -- 0.2%
Archer-Daniels-Midland                  4,371             100
                                               --------------
                                                          100
-------------------------------------------------------------
FOOD-MEAT PRODUCTS -- 0.1%
Smithfield Foods*                       3,200              84
                                               --------------
                                                           84
-------------------------------------------------------------
FOOD-MISCELLANEOUS/DIVERSIFIED -- 0.1%
ConAgra Foods                           3,314              75
                                               --------------
                                                           75
-------------------------------------------------------------
FOOD-RETAIL -- 0.1%
Whole Foods Market                        230              31
                                               --------------
                                                           31
-------------------------------------------------------------
OFFICE SUPPLIES & FORMS -- 0.0%
Avery Dennison                            225              13
                                               --------------
                                                           13
-------------------------------------------------------------
POULTRY -- 0.2%
Pilgrim's Pride                         1,700              64
Sanderson Farms                           600              26
                                               --------------
                                                           90
-------------------------------------------------------------
TOBACCO -- 1.1%
Altria Group                            4,780             320
Imperial Tobacco Group ADR              3,316             172
UST                                     3,729             172
                                               --------------
                                                          664
                                               --------------
TOTAL CONSUMER NON-CYCLICAL (COST $1,710)               1,761
                                               --------------
-------------------------------------------------------------
ENERGY -- 5.9%
COAL -- 0.2%
Arch Coal                                 170              10
Consol Energy                           1,600             108
                                               --------------
                                                          118
-------------------------------------------------------------
OIL & GAS DRILLING -- 0.7%
Atwood Oceanics*                          485              33
ENSCO International                       520              21
GlobalSantaFe                             280              13
-------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

STATEMENT OF NET ASSETS
-------------------------------------------------------------
As of July 31, 2005

OLD MUTUAL ASSET ALLOCATION MODERATE GROWTH PORTFOLIO

                                                     Market
Description                            Shares     Value (000)
-------------------------------------------------------------
OIL & GAS DRILLING -- CONTINUED
Nabors*                                 2,100  $          137
Precision Drilling*                     1,100              46
Pride International*                    3,100              81
Rowan*                                    545              19
Todco, Cl A*                              425              13
Transocean*                               320              18
                                               --------------
                                                          381
-------------------------------------------------------------
OIL COMPANIES-EXPLORATION & PRODUCTION -- 0.6%
Berry Petroleum, Cl A                     550              31
Houston Exploration*                      300              17
Meridian Resource*                      6,690              34
Newfield Exploration*                   2,000              85
Noble Energy                               10               1
NovaTek GDR 144A*                       1,000              20
Penn Virginia                             400              22
Pogo Producing                            105               6
PTT Exploration and Production ADR      1,600              33
Stone Energy*                           1,010              54
Ultra Petroleum*                          560              21
Unit*                                     400              19
Unocal                                     78               5
                                               --------------
                                                          348
-------------------------------------------------------------
OIL COMPANIES-INTEGRATED -- 2.9%
Amerada Hess                               82              10
BP ADR                                  3,211             211
Chevron                                 2,987             173
China Petroleum & Chemical ADR          1,300              56
ConocoPhillips                          4,520             283
Exxon Mobil                             4,768             280
LUKOIL ADR                              1,900              78
Marathon Oil                            1,295              76
Occidental Petroleum                    4,056             334
Petroleo Brasileiro ADR                 1,100              58
                                               --------------
                                                        1,559
-------------------------------------------------------------
OIL FIELD MACHINERY & EQUIPMENT -- 0.3%
Cooper Cameron*                         1,000              71
Maverick Tube*                            550              18
National Oilwell Varco*                   610              32
Smith International                       540              37
                                               --------------
                                                          158
-------------------------------------------------------------
OIL REFINING & MARKETING -- 0.2%
Giant*                                    450              18
Tesoro*                                   550              26
Valero Energy                           1,000              83
                                               --------------
                                                          127
-------------------------------------------------------------
OIL-FIELD SERVICES -- 0.5%
BJ Services                               670              41
Cal Dive International*                   820              48
Core Laboratories*                      1,850              60
Schlumberger                              460              38
Tidewater                                 250              10
W-H Energy Services*                    2,235              70
Weatherford International*                105               7
                                               --------------
                                                          274
-------------------------------------------------------------


                                                     Market
Description                            Shares     Value (000)
-------------------------------------------------------------
PIPELINES -- 0.5%
China Gas Holdings ADR*                   600  $           52
El Paso                                 1,605              19
National Fuel Gas                       2,250              69
Questar                                 1,600             112
Williams                                  815              17
                                               --------------
                                                          269
                                               --------------
TOTAL ENERGY (COST $2,827)                              3,234
                                               --------------
-------------------------------------------------------------
FINANCIAL -- 13.4%
COMMERCIAL BANKS NON-US -- 0.2%
ABSA Group ADR                            500              14
Bank Hapoalim GDR                       2,500              42
Kookmin Bank ADR                          900              47
                                               --------------
                                                          103
-------------------------------------------------------------
COMMERCIAL BANKS-CENTRAL US -- 0.1%
Texas Regional Bancshares, Cl A           350              10
Wintrust Financial                        350              19
                                               --------------
                                                           29
-------------------------------------------------------------
COMMERCIAL BANKS-EASTERN US -- 0.2%
Commerce Bancorp                        1,555              53
Signature Bank*                         1,580              47
                                               --------------
                                                          100
-------------------------------------------------------------
COMMERCIAL BANKS-SOUTHERN US -- 0.2%
Colonial BancGroup                      3,950              92
Oriental Financial Group                  820              13
                                               --------------
                                                          105
-------------------------------------------------------------
COMMERCIAL BANKS-WESTERN US -- 0.1%
CVB Financial                             887              19
Hanmi Financial                           900              17
UCBH Holdings                           1,700              31
                                               --------------
                                                           67
-------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 0.1%
E. Sun Financial Holdings GDR*          2,100              42
                                               --------------
                                                           42
-------------------------------------------------------------
FINANCE-CONSUMER LOANS -- 0.8%
Asta Funding                              600              16
Collegiate Funding Services LLC*       10,460             155
Portfolio Recovery Associates*          1,285              54
SLM                                     4,356             224
World Acceptance*                         600              17
                                               --------------
                                                          466
-------------------------------------------------------------
FINANCE-CREDIT CARD -- 0.7%
Capital One Financial                     600              49
MBNA                                    7,972             201
Metris*                                 1,475              22
Providian Financial*                    5,484             104
                                               --------------
                                                          376
-------------------------------------------------------------
FINANCE-INVESTMENT BANKER/BROKER -- 0.7%
Bear Stearns                              681              70
Citigroup                               4,279             186
-------------------------------------------------------------

                                     OLD MUTUAL ADVISOR FUNDS

                                      STATEMENT OF NET ASSETS
-------------------------------------------------------------
                                          As of July 31, 2005

        OLD MUTUAL ASSET ALLOCATION MODERATE GROWTH PORTFOLIO

                                                     Market
Description                            Shares     Value (000)
-------------------------------------------------------------
FINANCE-INVESTMENT BANKER/BROKER -- CONTINUED
GFI Group*                                485  $           17
Goldman Sachs Group                       840              90
Lehman Brothers Holdings                  221              23
                                               --------------
                                                          386
-------------------------------------------------------------
FINANCE-MORTGAGE LOAN/BANKER -- 0.2%
Countrywide Financial                   3,275             118
                                               --------------
                                                          118
-------------------------------------------------------------
FINANCE-OTHER SERVICES -- 0.3%
Asset Acceptance Capital*               3,500              96
MarketAxess Holdings*                   7,595              83
                                               --------------
                                                          179
-------------------------------------------------------------
FINANCIAL GUARANTEE INSURANCE -- 0.2%
MGIC Investment                         1,756             121
                                               --------------
                                                          121
-------------------------------------------------------------
INSURANCE BROKERS -- 0.3%
Brown & Brown                           1,650              72
Hilb Rogal & Hobbs                        600              20
USI Holdings*                           7,025              90
                                               --------------
                                                          182
-------------------------------------------------------------
INVESTMENT MANAGEMENT/ADVISORY SERVICES -- 0.2%
Affiliated Managers Group*              1,110              79
Federated Investors, Cl B                 505              16
                                               --------------
                                                           95
-------------------------------------------------------------
LIFE/HEALTH INSURANCE -- 0.8%
Ceres Group*                            1,250               8
China Life Insurance ADR*               1,400              42
Cigna                                   2,551             272
KMG America*                           10,495             102
UnumProvident                           1,540              30
                                               --------------
                                                          454
-------------------------------------------------------------
MULTI-LINE INSURANCE -- 1.5%
ACE                                       361              17
Allmerica Financial*                    1,230              48
Allstate                                3,419             210
American International Group              300              18
Assurant                                  145               5
Hartford Financial Services Group       1,778             143
Metlife                                 2,364             116
XL Capital, Cl A                        3,386             243
                                               --------------
                                                          800
-------------------------------------------------------------
PROPERTY/CASUALTY INSURANCE -- 0.6%
EMC Insurance Group                     3,220              60
Fidelity National Financial               300              12
FPIC Insurance Group*                     450              15
Philadelphia Consolidated Holding*        350              29
PMA Capital, Cl A*                      1,750              16
Safeco                                  1,600              88
Selective Insurance Group                 500              25
WR Berkley                              2,000              75
                                               --------------
                                                          320
-------------------------------------------------------------


                                                     Market
Description                            Shares     Value (000)
-------------------------------------------------------------
REAL ESTATE MANAGEMENT/SERVICES -- 0.3%
CB Richard Ellis Group, Cl A*           1,485  $           68
Jones Lang LaSalle*                       400              20
Trammell Crow*                          1,990              50
                                               --------------
                                                          138
-------------------------------------------------------------
REAL ESTATE OPERATION/DEVELOPMENT -- 0.1%
Brookfield Properties                   1,596              46
St. Joe                                   135              11
                                               --------------
                                                           57
-------------------------------------------------------------
REINSURANCE -- 0.5%
Aspen Insurance Holdings                  515              15
Axis Capital Holdings                     800              23
OdysseyRe Holdings                        290               7
PartnerRe                               1,350              87
PXRE Group                              3,045              78
RenaissanceRe Holdings                  1,600              72
                                               --------------
                                                          282
-------------------------------------------------------------
REITS-APARTMENTS -- 0.4%
AvalonBay Communities                     486              42
BRE Properties, Cl A                      520              23
Camden Property Trust                     590              33
Equity Residential                      1,459              59
GMH Communities Trust                     797              12
Home Properties                           587              27
                                               --------------
                                                          196
-------------------------------------------------------------
REITS-DIVERSIFIED -- 0.1%
Correctional Properties Trust             300               9
Digital Realty Trust                      346               6
Mission West Properties                   376               4
Spirit Finance                          1,498              18
Washington Real Estate Investment Trust   532              17
                                               --------------
                                                           54
-------------------------------------------------------------
REITS-HEALTH CARE -- 0.0%
Ventas                                    733              24
                                               --------------
                                                           24
-------------------------------------------------------------
REITS-HOTELS -- 0.7%
Ashford Hospitality Trust               5,465              65
DiamondRock Hospitality                 5,300              64
Host Marriott                           2,796              52
LaSalle Hotel Properties                1,212              42
MeriStar Hospitality*                  16,270             145
                                               --------------
                                                          368
-------------------------------------------------------------
REITS-MANUFACTURED HOMES -- 0.0%
Equity Lifestyle Properties               309              14
                                               --------------
                                                           14
-------------------------------------------------------------
REITS-MORTGAGE -- 0.2%
HomeBanc                               13,055             118
                                               --------------
                                                          118
-------------------------------------------------------------
REITS-OFFICE PROPERTY -- 0.9%
Alexandria Real Estate Equities           279              22
American Financial Realty Trust         1,500              22
-------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

STATEMENT OF NET ASSETS
-------------------------------------------------------------
As of July 31, 2005

OLD MUTUAL ASSET ALLOCATION MODERATE GROWTH PORTFOLIO


                                                     Market
Description                            Shares     Value (000)
-------------------------------------------------------------
REITS-OFFICE PROPERTY -- CONTINUED
Arden Realty                              474  $           19
BioMed Realty Trust                       511              13
Boston Properties                       2,193             167
Capital Automotive                      1,159              46
Corporate Office Properties Trust         450              15
HRPT Properties Trust                     951              12
Liberty Property Trust                  1,006              45
Mack-Cali Realty                          490              24
Parkway Properties                        450              24
Vornado Realty Trust                      679              60
                                               --------------
                                                          469
-------------------------------------------------------------
REITS-REGIONAL MALLS -- 0.5%
CBL & Associates Properties             1,757              81
General Growth Properties                 501              23
Mills                                     256              17
Simon Property Group                    2,009             160
                                               --------------
                                                          281
-------------------------------------------------------------
REITS-SHOPPING CENTERS -- 0.3%
Developers Diversified Realty             219              11
Equity One                                584              14
Kimco Realty                              356              23
Pan Pacific Retail Properties             612              42
Realty Income                             592              15
Regency Centers                           570              35
Tanger Factory Outlet Centers             518              15
Weingarten Realty Investors               536              21
                                               --------------
                                                          176
-------------------------------------------------------------
REITS-STORAGE -- 0.1%
Public Storage                            788              52
U-Store-It Trust                          281               6
                                               --------------
                                                           58
-------------------------------------------------------------
REITS-WAREHOUSE/INDUSTRIAL -- 0.2%
Catellus Development                    2,200              80
EastGroup Properties                      305              13
Prologis                                   68               3
                                               --------------
                                                           96
-------------------------------------------------------------
S&L/THRIFTS-CENTRAL US -- 0.1%
Franklin Bank*                          3,945              73
                                               --------------
                                                           73
-------------------------------------------------------------
S&L/THRIFTS-EASTERN US -- 0.1%
Dime Community Bancshares                 700              11
NewAlliance Bancshares                  4,055              59
WSFS Financial                            100               6
                                               --------------
                                                           76
-------------------------------------------------------------
S&L/THRIFTS-SOUTHERN US -- 0.1%
BankAtlantic Bancorp, Cl A              2,380              43
Ocwen Financial*                        1,000               7
                                               --------------
                                                           50
-------------------------------------------------------------
S&L/THRIFTS-WESTERN US -- 0.5%
Washington Federal                      3,425              80
Washington Mutual                       4,198             178
                                               --------------
                                                          258
-------------------------------------------------------------


                                                     Market
Description                            Shares     Value (000)
-------------------------------------------------------------
SUPER-REGIONAL BANKS-US -- 1.1%
Bank of America                         4,942  $          215
Wachovia                                1,583              80
Wells Fargo                             5,135             315
                                               --------------
                                                          610
                                               --------------
TOTAL FINANCIAL (COST $6,784)                           7,341
                                               --------------
-------------------------------------------------------------
HEALTH CARE -- 7.9%
DIAGNOSTIC EQUIPMENT -- 0.1%
Cytyc*                                  1,405              35
Gen-Probe*                                650              29
                                               --------------
                                                           64
-------------------------------------------------------------
DISPOSABLE MEDICAL PRODUCTS -- 0.1%
C.R. Bard                                 470              32
ICU Medical*                              975              32
                                               --------------
                                                           64
-------------------------------------------------------------
HEALTH CARE COST CONTAINMENT -- 0.1%
McKesson                                1,466              66
                                               --------------
                                                           66
-------------------------------------------------------------
MEDICAL INSTRUMENTS -- 0.5%
Boston Scientific*                        970              28
Guidant                                   752              52
Medtronic                                 300              16
St. Jude Medical*                       2,570             122
Symmetry Medical*                       3,240              81
                                               --------------
                                                          299
-------------------------------------------------------------
MEDICAL LABS & TESTING SERVICES -- 0.2%
Covance*                                1,650              82
Quest Diagnostics                         410              21
                                               --------------
                                                          103
-------------------------------------------------------------
MEDICAL PRODUCTS -- 1.2%
Baxter International                    3,919             154
Becton Dickinson                          420              23
Biomet                                    290              11
Cooper                                    285              20
Henry Schein*                             245              10
Johnson & Johnson                       4,966             318
Stryker                                   480              26
Varian Medical Systems*                   390              15
Zimmer Holdings*                        1,210             100
                                               --------------
                                                          677
-------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETIC -- 0.7%
Amgen*                                    670              54
Applera Corp - Celera Genomics Group*   6,400              79
Charles River Laboratories
   International*                         550              27
Enzon Pharmaceuticals*                  4,720              37
Genentech*                              1,370             122
Genzyme*                                  580              43
Georgia Gulf                              350              11
Protein Design Labs*                    1,235              28
                                               --------------
                                                          401
-------------------------------------------------------------

                                     OLD MUTUAL ADVISOR FUNDS

                                      STATEMENT OF NET ASSETS
-------------------------------------------------------------
                                          As of July 31, 2005

        OLD MUTUAL ASSET ALLOCATION MODERATE GROWTH PORTFOLIO

                                                     Market
Description                            Shares     Value (000)
-------------------------------------------------------------
MEDICAL-DRUGS -- 1.4%
Abbott Laboratories                       470  $           22
Angiotech Pharmaceuticals*              7,465             101
Bristol-Myers Squibb                    4,783             120
Pfizer                                  8,616             228
Priority Healthcare, Cl B*              2,225              61
Schering-Plough                         6,407             133
Sepracor*                                 160               8
Wyeth                                   1,485              68
                                               --------------
                                                          741
-------------------------------------------------------------
MEDICAL-GENERIC DRUGS -- 0.5%
Barr Pharmaceuticals*                     180               9
Perrigo                                 5,765              80
Teva Pharmaceutical ADR                 6,290             197
Watson Pharmaceuticals*                   210               7
                                               --------------
                                                          293
-------------------------------------------------------------
MEDICAL-HMO -- 1.2%
Aetna                                     760              59
Pacificare Health Systems*              1,290              98
Sierra Health Services*                   350              23
UnitedHealth Group                      3,090             162
WellPoint*                              4,181             296
                                               --------------
                                                          638
-------------------------------------------------------------
MEDICAL-HOSPITALS -- 0.2%
Community Health Systems*               2,000              77
Tenet Healthcare*                         530               7
Triad Hospitals*                          565              28
                                               --------------
                                                          112
-------------------------------------------------------------
MEDICAL-NURSING HOMES -- 0.1%
Genesis HealthCare*                     1,210              54
                                               --------------
                                                           54
-------------------------------------------------------------
MEDICAL-OUTPATIENT/HOME MEDICAL -- 0.1%
Amedisys*                                 700              27
Lincare Holdings*                         435              18
                                               --------------
                                                           45
-------------------------------------------------------------
MEDICAL-WHOLESALE DRUG DISTRIBUTORS -- 0.4%
AmerisourceBergen                       1,250              90
Cardinal Health                         2,201             131
                                               --------------
                                                          221
-------------------------------------------------------------
OPTICAL SUPPLIES -- 0.2%
Alcon                                   1,000             114
                                               --------------
                                                          114
-------------------------------------------------------------
PHARMACY SERVICES -- 0.3%
Accredo Health*                         1,730              78
Caremark Rx*                            1,470              66
                                               --------------
                                                          144
-------------------------------------------------------------
RESPIRATORY PRODUCTS -- 0.1%
Resmed*                                   280              19
Respironics*                              900              34
                                               --------------
                                                           53
-------------------------------------------------------------


                                                     Market
Description                            Shares     Value (000)
-------------------------------------------------------------
THERAPEUTICS -- 0.4%
CV Therapeutics*                        2,290  $           65
Gilead Sciences*                        2,100              94
QLT*                                    5,800              49
Vicuron Pharmaceuticals*                  545              15
                                               --------------
                                                          223
-------------------------------------------------------------
VETERINARY DIAGNOSTICS -- 0.1%
VCA Antech*                             1,700              40
                                               --------------
                                                           40
                                               --------------
TOTAL HEALTH CARE (COST $4,035)                         4,352
                                               --------------
-------------------------------------------------------------
INDUSTRIAL -- 5.9%
AEROSPACE/DEFENSE -- 0.7%
Armor Holdings*                         2,060              84
Curtiss-Wright                            300              19
Lockheed Martin                         2,486             155
Rockwell Collins                          970              47
Teledyne Technologies*                  1,970              75
                                               --------------
                                                          380
-------------------------------------------------------------
AEROSPACE/DEFENSE-EQUIPMENT -- 0.3%
Alliant Techsystems*                    1,155              84
BE Aerospace*                           3,105              55
                                               --------------
                                                          139
-------------------------------------------------------------
AIRLINES -- 0.1%
Southwest Airlines                      2,505              36
                                               --------------
                                                           36
-------------------------------------------------------------
BATTERIES/BATTERY SYSTEMS -- 0.2%
Greatbatch*                             4,690             114
                                               --------------
                                                          114
-------------------------------------------------------------
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS -- 0.1%
Dycom Industries*                         790              19
Insituform Technologies, Cl A*          3,080              60
                                               --------------
                                                           79
-------------------------------------------------------------
BUILDING PRODUCTS-AIR & HEATING -- 0.0%
York International                        240              10
                                               --------------
                                                           10
-------------------------------------------------------------
BUILDING PRODUCTS-CEMENT/AGGREGATE -- 0.2%
Lafarge North America                   1,350              94
Texas Industries                          300              22
                                               --------------
                                                          116
-------------------------------------------------------------
BUILDING-HEAVY CONSTRUCTION -- 0.2%
Chicago Bridge & Iron                   1,350              38
Washington Group International*           810              43
                                               --------------
                                                           81
-------------------------------------------------------------
CONTAINERS-PAPER/PLASTIC -- 0.1%
Sealed Air*                             1,350              72
                                               --------------
                                                           72
-------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

STATEMENT OF NET ASSETS
-------------------------------------------------------------
As of July 31, 2005

OLD MUTUAL ASSET ALLOCATION MODERATE GROWTH PORTFOLIO

                                                     Market
Description                            Shares     Value (000)
-------------------------------------------------------------
DIVERSIFIED MANUFACTURING OPERATIONS -- 0.8%
Actuant, Cl A*                            300  $           14
Brink's                                 1,845              67
Danaher                                   240              13
Dover                                     490              20
ESCO Technologies*                        150              16
General Electric                        1,500              52
Honeywell International                 1,847              73
ITT                                       380              40
Trinity                                   320              12
Tyco International                      3,618             110
                                               --------------
                                                          417
-------------------------------------------------------------
ELECTRIC PRODUCTS-MISCELLANEOUS -- 0.5%
Emerson Electric                        2,187             144
LG Electronics GDR 144A*                1,800              34
Samsung Electronics GDR 144A              410             113
                                               --------------
                                                          291
-------------------------------------------------------------
ELECTRONIC MEASURING INSTRUMENTS -- 0.1%
Flir Systems*                           1,495              49
                                               --------------
                                                           49
-------------------------------------------------------------
ELECTRONICS-MILITARY -- 0.1%
EDO                                       875              27
Engineered Support Systems                625              23
                                               --------------
                                                           50
-------------------------------------------------------------
ENGINEERING/R&D SERVICES -- 0.1%
Shaw Group*                             2,775              53
                                               --------------
                                                           53
-------------------------------------------------------------
ENGINES-INTERNAL COMBUSTION -- 0.1%
Cummins                                   402              34
                                               --------------
                                                           34
-------------------------------------------------------------
FILTRATION/SEPARATION PRODUCTS -- 0.0%
Clarcor                                   650              20
                                               --------------
                                                           20
-------------------------------------------------------------
GOLD MINING -- 0.3%
AngloGold Ashanti ADR                   2,000              69
Goldcorp                                4,900              80
Royal Gold                                450               8
                                               --------------
                                                          157
-------------------------------------------------------------
HAZARDOUS WASTE DISPOSAL -- 0.1%
American Ecology                        2,480              47
Stericycle*                               290              17
                                               --------------
                                                           64
-------------------------------------------------------------
IDENTIFICATION SYSTEMS/DEVELOPMENT -- 0.0%
Symbol Technologies                     1,030              12
                                               --------------
                                                           12
-------------------------------------------------------------
INDUSTRIAL AUTOMATION/ROBOT -- 0.0%
Rockwell Automation                       500              26
                                               --------------
                                                           26
-------------------------------------------------------------


                                                     Market
Description                            Shares     Value (000)
-------------------------------------------------------------
INSTRUMENTS-SCIENTIFIC -- 0.0%
Applera Corp - Applied Biosystems Group   905  $           19
                                               --------------
                                                           19
-------------------------------------------------------------
MACHINERY-CONSTRUCTION & MINING -- 0.3%
Caterpillar                             1,276              69
Joy Global                                825              34
Terex*                                  1,650              80
                                               --------------
                                                          183
-------------------------------------------------------------
MACHINERY-FARM -- 0.1%
CNH Global                              3,600              75
                                               --------------
                                                           75
-------------------------------------------------------------
MACHINERY-GENERAL INDUSTRY -- 0.2%
Wabtec                                  3,310              81
                                               --------------
                                                           81
-------------------------------------------------------------
MACHINERY-PRINT TRADE -- 0.0%
Zebra Technologies, Cl A*                 330              13
                                               --------------
                                                           13
-------------------------------------------------------------
METAL PROCESSORS & FABRICATORS -- 0.1%
Precision Castparts                       325              29
                                               --------------
                                                           29
-------------------------------------------------------------
NON-HAZARDOUS WASTE DISPOSAL -- 0.2%
WCA Waste*                             10,310              87
                                               --------------
                                                           87
-------------------------------------------------------------
POWER CONVERSION/SUPPLY EQUIPMENT -- 0.4%
American Power Conversion               6,893             194
                                               --------------
                                                          194
-------------------------------------------------------------
TOOLS-HAND HELD -- 0.3%
Stanley Works                           2,912             142
                                               --------------
                                                          142
-------------------------------------------------------------
TRANSPORT-EQUIPMENT & LEASING -- 0.2%
GATX                                    3,010             114
                                               --------------
                                                          114
-------------------------------------------------------------
WIRE & CABLE PRODUCTS -- 0.1%
General Cable*                          4,845              80
                                               --------------
                                                           80
                                               --------------
TOTAL INDUSTRIAL (COST $2,935)                          3,217
                                               --------------
-------------------------------------------------------------
SERVICES -- 2.2%
ADVERTISING AGENCIES -- 0.0%
Interpublic Group*                      1,090              14
                                               --------------
                                                           14
-------------------------------------------------------------
ADVERTISING SERVICES -- 0.1%
Getty Images*                             460              37
                                               --------------
                                                           37
-------------------------------------------------------------

                                     OLD MUTUAL ADVISOR FUNDS

                                      STATEMENT OF NET ASSETS
-------------------------------------------------------------
                                          As of July 31, 2005

        OLD MUTUAL ASSET ALLOCATION MODERATE GROWTH PORTFOLIO

                                                     Market
Description                            Shares     Value (000)
-------------------------------------------------------------
COMMERCIAL SERVICES -- 0.1%
Alliance Data Systems*                    640  $           27
ChoicePoint*                              615              27
Quanta Services*                        1,695              18
                                               --------------
                                                           72
-------------------------------------------------------------
COMMERCIAL SERVICES-FINANCE -- 0.2%
Paychex                                   900              31
Wright Express*                         3,515              74
                                               --------------
                                                          105
-------------------------------------------------------------
COMPUTER SERVICES -- 0.5%
Anteon International*                     620              29
Cognizant Technology Solutions, Cl A*   2,885             142
DST Systems*                              295              15
Manhattan Associates*                   3,235              67
                                               --------------
                                                          253
-------------------------------------------------------------
E-COMMERCE/SERVICES -- 0.2%
eBay*                                   1,980              83
Monster Worldwide*                        880              27
                                               --------------
                                                          110
-------------------------------------------------------------
ELECTRIC-INTEGRATED -- 0.0%
El Paso Electric*                         800              17
                                               --------------
                                                           17
-------------------------------------------------------------
HUMAN RESOURCES -- 0.1%
Hewitt, Cl A*                             740              20
Medical Staffing Network Holdings*      8,720              50
                                               --------------
                                                           70
-------------------------------------------------------------
RENTAL AUTO/EQUIPMENT -- 0.1%
Aaron Rents                             1,250              31
Dollar Thrifty Automotive Group*          400              12
Rent-A-Center*                          1,950              41
                                               --------------
                                                           84
-------------------------------------------------------------
RESEARCH & DEVELOPMENT -- 0.2%
Pharmaceutical Product Development*       550              31
PRA International*                      2,940              89
                                               --------------
                                                          120
-------------------------------------------------------------
SCHOOLS -- 0.2%
Apollo Group, Cl A*                     1,110              83
Education Management*                     485              17
                                               --------------
                                                          100
-------------------------------------------------------------
TELEPHONE-INTEGRATED -- 0.5%
AT&T                                      201               4
Tele Norte Leste Participacoes ADR      2,000              31
Telefonos de Mexico SA
   de CV ADR, Cl A                      2,000              39
Valor Communications Group              6,235              87
Verizon Communications                  2,624              90
                                               --------------
                                                          251
                                               --------------
TOTAL SERVICES (COST $1,156)                            1,233
                                               --------------
-------------------------------------------------------------


                                                     Market
Description                            Shares     Value (000)
-------------------------------------------------------------
TECHNOLOGY -- 7.5%
APPLICATIONS SOFTWARE -- 0.5%
Citrix Systems*                           740  $           18
Infosys Technologies ADR                  840              60
Intuit*                                   255              12
Microsoft                               2,098              54
Quest Software*                         1,795              25
Satyam Computer Services ADR            3,150              90
                                               --------------
                                                          259
-------------------------------------------------------------
B2B/E-COMMERCE -- 0.1%
webMethods*                             5,720              35
                                               --------------
                                                           35
-------------------------------------------------------------
CELLULAR TELECOMMUNICATIONS -- 0.4%
China Mobile Hong Kong ADR              2,200              44
Mobile Telesystems ADR                  1,800              64
Nextel Communications, Cl A*            1,845              64
Nextel Partners, Cl A*                    685              17
NII Holdings*                             650              49
                                               --------------
                                                          238
-------------------------------------------------------------
COMPUTER AIDED DESIGN -- 0.2%
Ansys*                                    700              26
Autodesk                                1,700              58
Parametric Technology*                  6,535              45
                                               --------------
                                                          129
-------------------------------------------------------------
COMPUTERS -- 0.4%
Apple Computer*                         1,230              53
Dell*                                     810              33
International Business Machines         1,754             146
                                               --------------
                                                          232
-------------------------------------------------------------
COMPUTERS-INTEGRATED SYSTEMS -- 0.1%
MTS Systems                               900              36
                                               --------------
                                                           36
-------------------------------------------------------------
COMPUTERS-MEMORY DEVICES -- 0.2%
EMC*                                    2,640              36
Maxtor*                                 4,620              27
Network Appliance*                      1,200              31
Western Digital*                        2,070              31
                                               --------------
                                                          125
-------------------------------------------------------------
DATA PROCESSING/MANAGEMENT -- 0.3%
Dun & Bradstreet*                         225              15
MoneyGram International                 4,235              89
NAVTEQ*                                   595              26
SEI Investments                           365              14
                                               --------------
                                                          144
-------------------------------------------------------------
DECISION SUPPORT SOFTWARE -- 0.1%
Cognos*                                   910              36
NetIQ*                                  3,530              40
                                               --------------
                                                           76
-------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

STATEMENT OF NET ASSETS
-------------------------------------------------------------
As of July 31, 2005

OLD MUTUAL ASSET ALLOCATION MODERATE GROWTH PORTFOLIO

                                                     Market
Description                            Shares     Value (000)
-------------------------------------------------------------
ELECTRONIC COMPONENTS-MISCELLANEOUS -- 0.5%
Celestica*                              1,195  $           14
CTS                                     3,525              43
Flextronics International*                875              12
Gentex                                  1,030              18
Hon Hai Precision GDR 144A              7,300              82
Jabil Circuit*                            750              23
LG Philips LCD ADR*                     3,600              83
NAM TAI Electronics                       450              11
Sypris Solutions                          550               8
                                               --------------
                                                          294
-------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 1.0%
ATI Technologies*                       2,390              30
Broadcom, Cl A*                         2,660             114
Fairchild Semiconductor International*    240               4
Integrated Silicon Solutions*           5,165              44
Intel                                   4,265             116
International Rectifier*                  460              22
Intersil, Cl A                            355               7
MEMC Electronic Materials*              4,200              71
Nvidia*                                 1,190              32
Omnivision Technologies*                2,080              29
QLogic*                                 1,600              50
Xilinx                                    490              14
Zoran*                                  2,205              32
                                               --------------
                                                          565
-------------------------------------------------------------
ELECTRONIC DESIGN AUTOMATION -- 0.0%
Cadence Design Systems*                   700              11
                                               --------------
                                                           11
-------------------------------------------------------------
ELECTRONIC FORMS -- 0.0%
Adobe Systems                             410              12
                                               --------------
                                                           12
-------------------------------------------------------------
ENTERPRISE SOFTWARE/SERVICES -- 0.6%
Informatica*                            8,345              88
MicroStrategy, Cl A*                      225              17
Oracle*                                10,014             136
SAP ADR                                 1,350              58
SSA Global Technologies*                1,860              25
                                               --------------
                                                          324
-------------------------------------------------------------
IDENTIFICATION SYSTEMS/DEVELOPMENT -- 0.0%
Fargo Electronics*                      1,050              19
                                               --------------
                                                           19
-------------------------------------------------------------
INTERNET APPLICATION SOFTWARE -- 0.1%
Verity*                                 3,935              40
                                               --------------
                                                           40
-------------------------------------------------------------
INTERNET INFRASTRUCTURE EQUIPMENT -- 0.1%
Avocent*                                  885              31
                                               --------------
                                                           31
-------------------------------------------------------------
INTERNET INFRASTRUCTURE SOFTWARE -- 0.1%
Radware*                                4,700              80
                                               --------------
                                                           80
-------------------------------------------------------------


                                                     Market
Description                            Shares     Value (000)
-------------------------------------------------------------
INTERNET SECURITY -- 0.3%
Symantec*                               5,556  $          122
VeriSign*                                 565              15
                                               --------------
                                                          137
-------------------------------------------------------------
NETWORKING PRODUCTS -- 0.3%
Cisco Systems*                          4,156              80
Foundry Networks*                       5,865              69
Juniper Networks*                         620              15
                                               --------------
                                                          164
-------------------------------------------------------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 0.3%
Maxim Integrated Products                 240              10
Standard Microsystems*                  1,320              33
Taiwan Semiconductor
   Manufacturing ADR                    6,510              56
United Microelectronics ADR            11,105              43
                                               --------------
                                                          142
-------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT -- 0.0%
Applied Materials*                        800              15
                                               --------------
                                                           15
-------------------------------------------------------------
SOFTWARE TOOLS -- 0.1%
Borland Software*                       5,730              38
                                               --------------
                                                           38
-------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT -- 0.1%
Comtech Telecommunications*               350              12
Comverse Technology*                      980              25
Scientific-Atlanta                        500              19
                                               --------------
                                                           56
-------------------------------------------------------------
TELECOMMUNICATIONS SERVICES -- 0.5%
Amdocs*                                 4,690             139
Iowa Telecommunications Services        3,250              62
Telekomunikasi Indonesia ADR*           2,200              51
                                               --------------
                                                          252
-------------------------------------------------------------
TELEPHONE-INTEGRATED -- 0.1%
Philippine Long Distance Telephone ADR* 1,600              46
                                               --------------
                                                           46
-------------------------------------------------------------
WEB HOSTING/DESIGN -- 0.0%
Macromedia*                               545              22
                                               --------------
                                                           22
-------------------------------------------------------------
WEB PORTALS/ISP -- 0.5%
Google, Cl A*                             470             135
Yahoo!*                                 3,640             121
                                               --------------
                                                          256
-------------------------------------------------------------
WIRELESS EQUIPMENT -- 0.6%
Motorola                                4,019              85
Nokia ADR                               9,790             156
Qualcomm                                2,560             101
                                               --------------
                                                          342
                                               --------------
TOTAL TECHNOLOGY (COST $3,773)                          4,120
                                               --------------
-------------------------------------------------------------

                                     OLD MUTUAL ADVISOR FUNDS

                                      STATEMENT OF NET ASSETS
-------------------------------------------------------------
                                          As of July 31, 2005

        OLD MUTUAL ASSET ALLOCATION MODERATE GROWTH PORTFOLIO

                                                     Market
Description                            Shares     Value (000)
-------------------------------------------------------------
TRANSPORTATION -- 1.1%
AIRLINES -- 0.0%
Skywest                                   945  $           19
                                               --------------
                                                           19
-------------------------------------------------------------
TRANSPORT-MARINE -- 0.3%
CP Ships                                1,855              33
General Maritime*                         700              27
Kirby*                                    350              17
Overseas Shipholding Group              1,350              84
                                               --------------
                                                          161
-------------------------------------------------------------
TRANSPORT-RAIL -- 0.5%
Burlington Northern Santa Fe            2,495             135
Canadian Pacific Railway                2,000              78
CSX                                       125               6
Norfolk Southern                        1,671              62
                                               --------------
                                                          281
-------------------------------------------------------------
TRANSPORT-SERVICES -- 0.1%
Offshore Logistics*                       700              25
United Parcel Service, Cl B               362              27
                                               --------------
                                                           52
-------------------------------------------------------------
TRANSPORT-TRUCK -- 0.2%
Celadon Group*                            350               7
CNF                                       400              21
JB Hunt Transport Services              4,300              84
US Xpress, Cl A*                          300               4
                                               --------------
                                                          116
                                               --------------
TOTAL TRANSPORTATION (COST $592)                          629
                                               --------------
-------------------------------------------------------------
UTILITIES -- 1.7%
ELECTRIC-GENERATION -- 0.1%
AES*                                    3,404              55
                                               --------------
                                                           55
-------------------------------------------------------------
ELECTRIC-INTEGRATED -- 1.1%
Alliant Energy                            245               7
Duke Energy                             4,562             135
Entergy                                 2,653             207
MGE Energy                                555              21
OGE Energy                              3,300             100
Pike Electric                           1,800              26
Public Service Enterprise Group           284              18
TXU                                       900              78
                                               --------------
                                                          592
-------------------------------------------------------------
ENERGY-ALTERNATE SOURCES -- 0.0%
Headwaters*                               400              17
                                               --------------
                                                           17
-------------------------------------------------------------
GAS-DISTRIBUTION -- 0.2%
Energen                                 1,200              42
UGI                                     1,400              41
                                               --------------
                                                           83
-------------------------------------------------------------


                                                     Market
Description                            Shares     Value (000)
-------------------------------------------------------------
INDEPENDENT POWER PRODUCER -- 0.0%
Reliant Energy*                         1,650  $           22
                                               --------------
                                                           22
-------------------------------------------------------------
POWER CONVERSION/SUPPLY EQUIPMENT -- 0.3%
American Electric Power                 2,787             108
Delta Electronics GDR                   5,900              51
                                               --------------
                                                          159
                                               --------------
TOTAL UTILITIES (COST $838)                               928
                                               --------------
TOTAL COMMON STOCK (COST $29,742)                      32,276
                                               --------------
-------------------------------------------------------------
FOREIGN COMMON STOCK -- 16.1%
AUSTRALIA -- 1.6%
Aristocrat Leisure                      4,000              38
Australia & New Zealand Banking Group  10,934             178
BHP Billiton                            9,336             137
Insurance Australia Group              14,800              69
James Hardie                            5,000              34
Rinker Group                           22,500             258
Westpac Banking                         8,800             132
Zinifex*                                4,900              12
                                               --------------
TOTAL AUSTRALIA                                           858
                                               --------------
-------------------------------------------------------------
AUSTRIA -- 0.2%
Andritz                                   200              19
EVN*                                      800              61
Voestalpine                               300              22
                                               --------------
TOTAL AUSTRIA                                             102
                                               --------------
-------------------------------------------------------------
BELGIUM -- 0.7%
Belgacom                                  200               7
Dexia*                                  4,200              95
Fortis                                  8,100             237
KBC Groupe                                700              56
                                               --------------
TOTAL BELGIUM                                             395
                                               --------------
-------------------------------------------------------------
CANADA -- 0.6%
Canadian National Railway                 400              26
Canadian Natural Resource               2,400             100
EnCana                                  1,800              74
Gerdau Ameristeel                       2,000              10
Penn West Energy Trust*                   900              23
Petro-Canada                              400              29
Teck Cominco, Cl B                        100               4
TELUS                                   1,500              52
                                               --------------
TOTAL CANADA                                              318
                                               --------------
-------------------------------------------------------------
DENMARK -- 0.2%
Dampskibsselskabet Torm,
   Cl A*                                  250              13
Jyske Bank*                             1,500              71
                                               --------------
TOTAL DENMARK                                              84
                                               --------------
-------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

STATEMENT OF NET ASSETS
-------------------------------------------------------------
As of July 31, 2005

OLD MUTUAL ASSET ALLOCATION MODERATE GROWTH PORTFOLIO


                                                     Market
Description                            Shares     Value (000)
-------------------------------------------------------------
FINLAND -- 0.2%
Elisa*                                    350  $            6
Nokia                                   5,750              92
Rautaruukki                               600              10
Sampo, Cl A                             1,600              25
                                               --------------
TOTAL FINLAND                                             133
                                               --------------
-------------------------------------------------------------
FRANCE -- 1.2%
Assurances Generales de France            200              17
AXA                                     1,000              27
BNP Paribas                             1,000              72
France Telecom*                           650              20
Pagesjaunes Group*                        350               9
Societe Generale                        1,630             179
Total                                     265              67
Ubisoft Entertainment*                    300              17
Vivendi Universal                       7,600             242
                                               --------------
TOTAL FRANCE                                              650
                                               --------------
-------------------------------------------------------------
GERMANY -- 0.9%
Adidas-Salomon                             65              12
BASF                                      110               8
Deutsche Boerse                         1,309             115
E.ON                                    2,304             214
Freenet.de*                               194               5
Mobilcom                                2,472              62
Schering                                  198              12
Schwarz Pharma*                           277              14
Tui*                                      860              23
                                               --------------
TOTAL GERMANY                                             465
                                               --------------
-------------------------------------------------------------
GREECE -- 0.0%
Intracom                                  990               5
                                               --------------
TOTAL GREECE                                                5
                                               --------------
-------------------------------------------------------------
HONG KONG -- 0.2%
Orient Overseas International           9,000              42
Solomon Systech*                       98,000              31
Television Broadcasts                   6,000              36
Vtech Holdings                          5,000              14
                                               --------------
TOTAL HONG KONG                                           123
                                               --------------
-------------------------------------------------------------
ITALY -- 0.7%
Banca Intesa                           12,700              62
Capitalia                              14,100              82
ENI                                     5,400             153
ERG*                                    3,600              77
                                               --------------
TOTAL ITALY                                               374
                                               --------------
-------------------------------------------------------------
JAPAN -- 3.8%
Bosch Auto Systems                      4,000              23
Canon                                   3,300             164
Chubu Electric Power                   11,300             274
Fujitsu Frontech                        5,600              62
Honda Motor                             6,000             309
Kawasaki Kisen Kaisha                  10,075              62
Keihin                                    700              12
Komatsu                                 4,000              38
Marubeni                               57,000             212
Mitsui OSK Lines                       38,600             248
Mizohu Financial                           32             145
-------------------------------------------------------------


                                                     Market
Description                            Shares     Value (000)
-------------------------------------------------------------
JAPAN -- CONTINUED
Nippon Steel                           22,400  $           57
Nippon Yusen KK                        14,000              81
Nissan Motor                              200               2
Santen Pharmaceutical                   1,535              35
Sumitomo Mitsui Financial                   1               7
Toyota Tsusho                           4,397              72
Yamaha Motor                           14,200             264
                                               --------------
TOTAL JAPAN                                             2,067
                                               --------------
-------------------------------------------------------------
NETHERLANDS -- 0.4%
Aegon                                   8,000             115
ING Groep                               4,225             128
                                               --------------
TOTAL NETHERLANDS                                         243
                                               --------------
-------------------------------------------------------------
NEW GUINEA -- 0.0%
Oil Search*                             6,600              17
                                               --------------
TOTAL NEW GUINEA                                           17
                                               --------------
-------------------------------------------------------------
NEW ZEALAND -- 0.3%
Fletcher Building                      31,743             158
                                               --------------
TOTAL NEW ZEALAND                                         158
                                               --------------
-------------------------------------------------------------
NORWAY -- 0.3%
Statoil                                 7,500             163
                                               --------------
TOTAL NORWAY                                              163
                                               --------------
-------------------------------------------------------------
PORTUGAL -- 0.0%
Banco Comercial Portugues*              9,600              25
                                               --------------
TOTAL PORTUGAL                                             25
                                               --------------
-------------------------------------------------------------
SPAIN -- 1.2%
Banco Santander Central Hispano        27,333             339
Gestevision Telecinco                     800              19
Obrascon Huarte Lain*                     900              13
Repsol YPF                              9,300             261
                                               --------------
TOTAL SPAIN                                               632
                                               --------------
-------------------------------------------------------------
SWITZERLAND -- 0.4%
Credit Suisse Group                       440              19
Geberit*                                   10               7
Swiss Life Holding*                        80              11
Xstrata*                                2,500              53
Zurich Financial                          870             155
                                               --------------
TOTAL SWITZERLAND                                         245
                                               --------------
-------------------------------------------------------------
UNITED KINGDOM -- 3.2%
Alliance Unichem                        4,800              70
Antofagasta                             5,827             138
Ashtead*                               22,619              42
AstraZeneca                             1,600              72
Aviva                                   1,000              12
Barclays                                3,200              31
BHP Billiton                            4,300              61
BP                                        500               6
British Airways*                        5,100              25
British American Tobacco                2,100              42
Corus Group*                           20,800              17
Gallaher Group                          8,875             127
Halfords Group*                         1,900              10
HBOS                                    8,670             132
-------------------------------------------------------------

                                     OLD MUTUAL ADVISOR FUNDS

                                      STATEMENT OF NET ASSETS
-------------------------------------------------------------
                                          As of July 31, 2005

        OLD MUTUAL ASSET ALLOCATION MODERATE GROWTH PORTFOLIO

                                   Shares/Face       Market
Description                        Amount (000)   Value (000)
-------------------------------------------------------------
UNITED KINGDOM -- CONTINUED
HSBC Holdings                             300  $            5
International Power                    17,000              63
Kelda Group                             1,400              18
Lloyds TSB Group                       10,000              85
National Express Group*                 5,800              89
Next                                      466              13
O2                                     72,200             177
Photo-me International                  6,000              12
Rio Tinto                                 500              17
Royal Bank of Scotland                  3,600             107
Royal Dutch Shell, Cl B*                3,448             110
SABMiller                               2,700              47
Scottish & Southern Energy              3,100              53
Sheffield Insulation*                   1,600              19
Shire Pharmaceuticals                   2,600              30
Tesco                                   3,200              18
Vodafone Group                         39,000             101
                                               --------------
TOTAL UNITED KINGDOM                                    1,749
                                               --------------
TOTAL FOREIGN COMMON STOCK (COST $8,357)                8,806
                                               --------------
-------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 3.8%
U.S. Treasury Bond
   7.500%, 11/15/16                    $   65              83
   5.375%, 02/15/31                        90             102
U.S. Treasury Note
   5.750%, 08/15/10                       220             236
   4.125%, 05/15/15                       860             849
   3.875%, 05/15/09                        40              39
   3.375%, 02/15/08                       200             197
   3.375%, 09/15/09                       595             578
                                               --------------
TOTAL U.S. TREASURY OBLIGATIONS (COST $2,102)           2,084
                                               --------------
-------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   OBLIGATIONS -- 6.7%
Federal Home Loan Mortgage Corporation
   6.000%, 08/01/29                        14              14
   6.000%, 08/01/34                        67              68
   6.000%, 10/01/34                        39              39
   5.500%, 09/01/17                        18              18
   5.500%, 09/01/19                        65              66
   5.500%, 10/01/34                        27              27
   5.500%, 01/01/35                        48              48
   5.500%, 02/01/35                        83              84
   5.500%, 03/01/35                        97              97
   5.500%, 06/01/35                       303             305
   5.000%, 05/01/20                       545             547
Federal National Mortgage Association
   6.500%, 03/01/35                       204             211
   6.000%, 09/01/34                       367             375
   6.000%, 12/01/34                        69              71
   6.000%, 12/01/34                        37              38
   5.500%, 03/01/20                        46              47
   5.500%, 07/01/33                       621             624
   5.500%, 10/01/34                        21              21
   5.500%, 03/01/35                       121             122
   5.500%, 06/01/35                       303             305
   5.000%, 10/01/19                        56              56
-------------------------------------------------------------

                                       Face          Market
Description                        Amount (000)   Value (000)
-------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   OBLIGATIONS -- CONTINUED
Federal National Mortgage Association TBA
   5.000%, 08/01/34                      $400  $          394
Government National Mortgage Association
   6.000%, 12/15/34                        29              30
   6.000%, 02/20/35                        23              24
   5.500%, 01/20/35                        57              58
                                               --------------
TOTAL U.S. GOVERNMENT AGENCY
   MORTGAGE-BACKED OBLIGATIONS (COST $3,716)            3,689
                                               --------------
-------------------------------------------------------------
CORPORATE BONDS -- 3.9%
Alltel
   4.656%, 05/17/07                        85              85
America Movil
   6.375%, 03/01/35                        20              19
American General Finance, Ser G MTN
   5.375%, 09/01/09                        35              36
Amgen
   4.000%, 11/18/09                        40              39
AT&T Wireless Services
   8.750%, 03/01/31                        25              35
   8.125%, 05/01/12                        25              29
Bank One
   5.900%, 11/15/11                        55              58
Baxter International
   5.250%, 05/01/07                        45              46
BP Amoco
   8.500%, 04/01/12                        50              61
Capital One Financial
   4.800%, 02/21/12                        30              29
Carnival
   3.750%, 11/15/07                        40              39
Comcast
   7.625%, 02/15/08                        20              21
   5.300%, 01/15/14                        65              66
Consolidated Natural Gas
   6.875%, 10/15/26                        30              34
Countrywide Home Loan MTN
   3.250%, 05/21/08                        40              39
DaimlerChrysler
   4.750%, 01/15/08                        25              25
FedEx
   9.650%, 06/15/12                        40              51
FPL Group Capital, Ser A
   4.086%, 02/16/07                         5               5
General Electric Capital, Ser A MTN
   6.875%, 11/15/10                        60              66
Georgia Power, Ser J
   4.875%, 07/15/07                        35              35
Hewlett-Packard
   5.750%, 12/15/06                        50              51
HSBC Finance
   4.750%, 04/15/10                        45              45
John Deere Capital, Ser D MTN
   4.400%, 07/15/09                        45              45
Kinder Morgan
   6.500%, 09/01/12                        45              49
-------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

STATEMENT OF NET ASSETS
-------------------------------------------------------------
As of July 31, 2005

OLD MUTUAL ASSET ALLOCATION MODERATE GROWTH PORTFOLIO

                                       Face          Market
Description                        Amount (000)   Value (000)
-------------------------------------------------------------
CORPORATE BONDS -- CONTINUED
Lockheed Martin
   7.200%, 05/01/36                 $      50  $           61
Marathon Oil
   5.375%, 06/01/07                        50              51
Merrill Lynch, Ser C MTN
   4.250%, 02/08/10                        45              44
Metlife
   5.000%, 06/15/15                        30              30
Midamerican Energy Holdings
   5.875%, 10/01/12                        40              42
   3.500%, 05/15/08                        45              43
Motorola
   8.000%, 11/01/11                        35              41
   4.608%, 11/16/07                        30              30
PNC Funding
   4.200%, 03/10/08                        20              20
Prudential Financial MTN
   3.750%, 05/01/08                         5               5
Prudential Financial, Ser B MTN
   5.100%, 09/20/14                        40              40
PSE&G Power
   6.950%, 06/01/12                        65              72
Reed Elsevier Capital
   6.125%, 08/01/06                        25              25
Schering-Plough
   6.750%, 12/01/33                        40              47
SLM, Ser A MTN
   4.500%, 07/26/10                        50              49
   3.950%, 08/15/08                        20              20
Southern Company Capital Funding, Ser A
   5.300%, 02/01/07                        10              10
Sprint Capital
   6.000%, 01/15/07                        30              31
Time Warner
   7.625%, 04/15/31                        40              49
Univision Communications
   3.875%, 10/15/08                        60              58
Verizon Wireless Capital
   5.375%, 12/15/06                        60              61
Washington Mutual Financial
   6.875%, 05/15/11                        45              50
Wellpoint
   5.000%, 12/15/14                        30              30
   3.750%, 12/14/07                        30              29
Weyerhaeuser
   5.950%, 11/01/08                        35              36
Wyeth
   5.500%, 02/01/14                        50              52
Xcel Energy
   7.000%, 12/01/10                        50              55
XL Capital
   5.250%, 09/15/14                        35              35
                                               --------------
TOTAL CORPORATE BONDS (COST $2,145)                     2,124
                                               --------------
-------------------------------------------------------------
FOREIGN BONDS -- 0.9%
European Investment Bank (JPY)
   1.400%, 06/20/17                         6              53
Netherlands Government (EUR)
   4.250%, 07/15/13                       266             349
U.K. Treasury Bond (GBP)
   4.250%, 03/07/36                        50              87
                                               --------------
TOTAL FOREIGN BONDS (COST $505)                           489
                                               --------------
-------------------------------------------------------------


                                       Face          Market
Description                        Amount (000)   Value (000)
-------------------------------------------------------------
ASSET-BACKED SECURITIES -- 0.5%
HOME EQUITY LOANS -- 0.5%
Citigroup Commercial Mortgage,
   Ser 2004-C2, Cl A3
   4.380%, 10/15/41                $       60  $           58
GE Capital Commercial Mortgage,
   Ser 2004-C3, Cl A3
   4.865%, 07/10/39                        40              40
JP Morgan Chase CMO,
   Ser 2005-lDP1, Cl A2
   4.625%, 03/15/46                        70              70
JP Morgan Chase Commercial Mortgage,
   Ser 2004-CBX, Cl A4
   4.529%, 01/12/37                        25              25
Residential Asset Mortgage Program,
   Ser 2004-RS12, Cl AI2
   3.767%, 02/25/27                        10              10
Wachovia Bank Commercial Mortgage Trust,
   Ser 2003-c5, Cl A2
   3.989%, 06/15/35                        55              52
                                               --------------
                                                          255
                                               --------------
TOTAL ASSET-BACKED SECURITIES (COST $257)                 255
                                               --------------
-------------------------------------------------------------
MORTGAGE RELATED -- 0.3%
Banc of America CMO,
   Ser 2003-2, Cl A2
   4.342%, 03/11/41                        20              20
Countrywide Home Loans CMO,
   Ser 2004-18, Cl A1
   6.000%, 10/25/34                        90              91
TXU Electric Delivery Transition ABS,
   Ser 2004-1,  Cl A2
   4.810%, 11/17/14                        50              50
                                               --------------
TOTAL MORTGAGE RELATED (COST $161)                        161
                                               --------------
-------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.2%
Federal Home Loan Mortgage Corporation
   5.875%, 03/21/11                        55              58
Federal National Mortgage Association
   5.125%, 01/02/14                        55              56
                                               --------------
TOTAL U.S. GOVERNMENT AGENCY
   OBLIGATIONS (COST $116)                                114
                                               --------------
-------------------------------------------------------------
REPURCHASE AGREEMENT -- 8.6%
Deutsche Bank 3.29%, dated 07/29/05,
   to be repurchased on 08/01/05,
   repurchase price $4,730,818
   (collateralized by a U.S.
   Government obligation, par
   value $4,965,000, 0.000%,
   04/18/06 total market value
   $4,824,491) (A)                      4,731           4,731
                                               --------------
TOTAL REPURCHASE AGREEMENT (COST $4,731)                4,731
                                               --------------
TOTAL INVESTMENTS -- 99.6% (COST $51,832)              54,729
                                               --------------
-------------------------------------------------------------

                                     OLD MUTUAL ADVISOR FUNDS

                                      STATEMENT OF NET ASSETS
-------------------------------------------------------------
                                          As of July 31, 2005

        OLD MUTUAL ASSET ALLOCATION MODERATE GROWTH PORTFOLIO


Description                                       Value (000)
-------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.4%
Foreign Currency (Cost $31)                    $          (31)
Receivable for Fund Shares Sold                         1,482
Receivable from Investment Adviser                          3
Payable for Investment Securities Purchased            (1,201)
Payable for Distribution Fees                             (27)
Payable for Administration Fees                            (5)
Payable for Insurance Expense to Affiliates               (96)
Other Assets and Liabilities, Net                          66
                                               --------------
TOTAL OTHER ASSETS AND LIABILITIES                        191
                                               --------------
NET ASSETS -- 100.0%                           $       54,920
                                               ==============
-------------------------------------------------------------
NET ASSETS:
Paid-in-Capital ($0.001 par value)             $       52,014
Undistributed net investment income                         3
Accumulated net realized gain on investments               14
Unrealized appreciation on investments                  2,897
Unrealized depreciation on forward foreign
   currency contracts                                      (8)
                                               --------------
NET ASSETS                                     $       54,920
                                               ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL CLASS
   ($6,278,821 / 554,360 SHARES)                       $11.33
                                                       ======
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A
   ($17,735,948 / 1,569,929 SHARES)                    $11.30
                                                       ======
MAXIMUM OFFERING
   PRICE PER SHARE -- CLASS A
   ($11.30/94.25%)                                     $11.99
                                                       ======
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS C+
   ($30,905,715 / 2,749,806 SHARES)                    $11.24
                                                       ======

* Non-income producing security.

+ Class C shares have a contingent deferred sales charge.
  For a description of a possible sales charge, please see the Portfolio's prospectus.

144A -- Security sold within the terms of a private placement memorandum, which is exempt from registration under
        Section 3A-4, 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other accredited investors. On July 31, 2005 the value of these securities amounted to $249,107, representing 0.5% of the net assets of the Portfolio.

(A) -- Tri-party repurchase agreement

ABS -- Asset-Backed Security

ADR -- American Depositary Receipt

Cl -- Class

CMO -- Collateralized Mortgage Obligation

EUR -- Euro

GBP -- British Pound

GDR -- Global Depositary Receipt

JPY -- Japanese Yen

LLC -- Limited Liability Company

MTN -- Medium-Term Note

REITs -- Real Estate Investment Trusts

Ser -- Series

TBA -- Security traded under delayed delivery commitments settling after July 31, 2005. Income on this security will not be earned until settlement date.

Cost figures are shown with "000's" omitted.


The accompanying notes are an integral part of the financial statements.

OLD MUTUAL ADVISOR FUNDS


OLD MUTUAL ASSET ALLOCATION GROWTH PORTFOLIO


PORTFOLIO PROFILE

For the 10-month period ended July 31, 2005, the Old Mutual Asset Allocation Growth Portfolio (Institutional Class) returned 17.13% at net asset value. By comparison, the Portfolio's benchmark, the S&P 500, gained 12.37% for the same period. Performance for all share classes is included on the following page.

FACTORS CONTRIBUTING TO PORTFOLIO PERFORMANCE

The Portfolio held approximately 20% of its holdings in international equities as of the end of the period and these positions were the largest contributor to its strong returns. QBE Insurance Group, an Australian general insurance and reinsurance company, was one of the Portfolio's best performing securities during the period. Securities in the energy and natural resources sectors, including Royal Dutch Shell PLC (United Kingdom), Canadian Natural Resources LTD (Canada), and Statoil ASA (Norway), also made positive contributions to returns. Issuers such as Telecommunications company TeliaSonera (Sweden) and Glory, Ltd. (Japan), a money handling company, detracted from returns and were sold from the Portfolio.

The Portfolio held approximately one third of its domestic holdings in large-cap securities; positions in large-cap value securities in particular had a positive impact on performance. Notable domestic energy stocks included ConocoPhillips, Occidental Petroleum and Valero Energy. Holdings in real estate securities also contributed to the Portfolio's performance, most notably Simon Property Group, a real estate investment trust that primarily invests in regional malls and outlet centers. However, we believe that rising interest rates will result in a downward adjustment in the housing and real estate markets and the Portfolio's target allocation to real estate securities was reduced during the period.

MARKET ENVIRONMENT

The period was marked by extreme swings in the broad market as investors sorted through the litany of news and events, including oil prices, interest rates and the war in Iraq. Economic indicators remain strong, including gross domestic product, and a relatively healthy U.S. economy provided a boost to the rest of the world as U.S. consumer demand remained strong and the U.S. dollar strengthened versus the Euro and other foreign currencies.

INVESTMENT OUTLOOK

Although we continue to overweight value stocks in all market-cap areas, we are keeping a close watch on growth versus value indicators. Valuation spreads between growth and value have compressed and there may be a benefit from an inflow of liquidity into the growth style.

                                                        OLD MUTUAL ADVISOR FUNDS

                                    OLD MUTUAL ASSET ALLOCATION GROWTH PORTFOLIO


ASSET CLASS WEIGHTINGS AS OF JULY 31, 2005

[Pie chart omitted -- plot points are as follows:]

Common Stock                                         74%
Foreign Common Stock                                 20%
Repurchase Agreement                                  6%

% of Total Portfolio Investments




               TOTAL RETURN AS OF JULY 31, 2005

                                           Since
                                         Inception*
-------------------------------------------------------------
   Institutional Class                     17.13%
-------------------------------------------------------------
   Class A with front-end load             10.19%
-------------------------------------------------------------
   Class A without load                    16.91%
-------------------------------------------------------------
   Class C with deferred sales load        15.15%
-------------------------------------------------------------
   Class C without deferred sales load     16.15%
-------------------------------------------------------------
   S&P 500 Index                           12.37%
-------------------------------------------------------------

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. Information about these performance results and the comparative index can be found on page 2.
* Not annualized, inception date 9/30/04


                              PORTFOLIO PERFORMANCE

              [Line chart omitted -- plot points are as follows:]

                                                                      Old Mutual
                            Old Mutual          Old Mutual              Asset
                              Asset                Asset             Allocation
                            Allocation          Allocation             Growth
                              Growth              Growth             Portfolio,
                            Portfolio,          Portfolio,         Institutional            S&P 500
                              Class A             Class C               Class                Index
-----------------------------------------------------------------------------------------------------
9/30/2004                     $ 9425              $10000                $10000               $10000
10/31/2004                      9510               10080                 10090                10153
11/30/2004                     10094               10700                 10710                10564
12/31/2004                     10462               11074                 11101                10923
1/31/2005                      10179               10764                 10812                10657
2/28/2005                      10499               11104                 11152                10881
3/31/2005                      10310               10895                 10952                10688
4/30/2005                      10037               10605                 10671                10485
5/31/2005                      10339               10914                 10991                10818
6/30/2005                      10556               11135                 11221                10834
7/31/2005                      11019               11515                 11711                11237



PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. The graph above compares an investment made in each of the Portfolio's Class shares on the inception date of 9/30/04 to an investment made in an unmanaged securities index on that date. The performance of the Portfolio's Class A shares shown in the line graph takes into account the maximum initial sales charge. Performance for the Portfolio's Class C shares assumes payment of a contingent deferred sales load, which is charged on investment held less than one year. The Portfolio's performance in this chart and the performance table assumes reinvestment of dividends and capital gain distributions but does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.

OLD MUTUAL ADVISOR FUNDS

STATEMENT OF NET ASSETS
-------------------------------------------------------------
As of July 31, 2005

OLD MUTUAL ASSET ALLOCATION GROWTH PORTFOLIO


                                                     Market
Description                            Shares     Value (000)
-------------------------------------------------------------
COMMON STOCK -- 73.8%
BASIC MATERIALS -- 2.5%
AGRICULTURAL CHEMICALS -- 0.2%
Agrium                                  2,500  $           57
Potash Corporation of Saskatchewan        140              15
                                               --------------
                                                           72
-------------------------------------------------------------
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS -- 0.0%
USG*                                      250              12
                                               --------------
                                                           12
-------------------------------------------------------------
CHEMICALS-DIVERSIFIED -- 0.8%
Dow Chemical                            1,251              60
Lyondell Chemical                       2,536              71
Nova Chemicals                            950              33
Olin                                    3,285              60
                                               --------------
                                                          224
-------------------------------------------------------------
CHEMICALS-PLASTICS -- 0.1%
Spartech                                1,305              24
                                               --------------
                                                           24
-------------------------------------------------------------
CHEMICALS-SPECIALTY -- 0.1%
Eastman Chemical                           75               4
Hercules*                               1,685              24
                                               --------------
                                                           28
-------------------------------------------------------------
COAL -- 0.1%
Peabody Energy                            300              20
                                               --------------
                                                           20
-------------------------------------------------------------
CONTAINERS-METAL/GLASS -- 0.0%
Crown Holdings*                           750              12
                                               --------------
                                                           12
-------------------------------------------------------------
DIVERSIFIED MINERALS -- 0.1%
Cia Vale do Rio Doce ADR                1,100              36
                                               --------------
                                                           36
-------------------------------------------------------------
INDUSTRIAL GASES -- 0.2%
Air Products & Chemicals                  160              10
Airgas                                    550              16
Praxair                                   440              22
                                               --------------
                                                           48
-------------------------------------------------------------
METAL-COPPER -- 0.2%
Phelps Dodge                              460              49
                                               --------------
                                                           49
-------------------------------------------------------------
PAPER & RELATED PRODUCTS -- 0.3%
Domtar                                    480               4
Neenah Paper                            1,865              61
Schweitzer-Mauduit International          250               7
Smurfit-Stone Container*                1,340              16
                                               --------------
                                                           88
-------------------------------------------------------------
PETROCHEMICALS -- 0.2%
Reliance GDR 144A                       1,500              48
                                               --------------
                                                           48
-------------------------------------------------------------


                                                     Market
Description                            Shares     Value (000)
-------------------------------------------------------------
STEEL-PRODUCERS -- 0.2%
-------------------------------------------------------------
Nucor                                     750  $           42
POSCO                                     400              20
Schnitzer Steel, Cl A                     250               7
                                               --------------
                                                           69
-------------------------------------------------------------
STEEL-SPECIALTY -- 0.0%
Allegheny Technologies                    286               8
                                               --------------
                                                            8
                                               --------------
TOTAL BASIC MATERIALS (COST $689)                         738
                                               --------------
-------------------------------------------------------------
CONSUMER CYCLICAL -- 9.6%
APPAREL MANUFACTURERS -- 0.4%
Carter's*                                 495              30
Coach*                                  1,010              36
Polo Ralph Lauren                         830              41
VF 157                                      9
                                               --------------
                                                          116
-------------------------------------------------------------
ATHLETIC FOOTWEAR -- 0.1%
Nike, Cl B                                380              32
                                               --------------
                                                           32
-------------------------------------------------------------
AUDIO/VIDEO PRODUCTS -- 0.0%
Dolby Laboratories, Cl A*                 470               9
                                               --------------
                                                            9
-------------------------------------------------------------
AUTO-CARS/LIGHT TRUCKS -- 0.2%
Tata Motors ADR                         4,600              52
                                               --------------
                                                           52
-------------------------------------------------------------
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL -- 0.0%
BorgWarner                                240              14
                                               --------------
                                                           14
-------------------------------------------------------------
BROADCAST SERVICES/PROGRAMMING -- 0.2%
Citadel Broadcasting*                     950              12
Liberty Global, Cl A*                     270              13
Nexstar Broadcasting Group, Cl A*       6,110              34
                                               --------------
                                                           59
-------------------------------------------------------------
BUILDING-RESIDENTIAL/COMMERCIAL -- 0.5%
DR Horton                               1,300              53
KB Home                                   690              57
Pulte Homes                               350              33
                                               --------------
                                                          143
-------------------------------------------------------------
CABLE TV -- 0.5%
Insight Communications, Cl A*           2,735              32
Mediacom Communications,
   Cl A*                               17,355             121
                                               --------------
                                                          153
-------------------------------------------------------------
CASINO SERVICES -- 0.4%
Harrah's Entertainment                    600              47
International Game Technology           1,065              29
Scientific Games, Cl A*                 1,390              38
                                               --------------
                                                          114
-------------------------------------------------------------

                                     OLD MUTUAL ADVISOR FUNDS

                                      STATEMENT OF NET ASSETS
-------------------------------------------------------------
                                          As of July 31, 2005

                 OLD MUTUAL ASSET ALLOCATION GROWTH PORTFOLIO


                                                     Market
Description                            Shares     Value (000)
-------------------------------------------------------------
CRUISE LINES -- 0.5%
Carnival                                2,818  $          147
Royal Caribbean Cruises                   281              13
                                               --------------
                                                          160
-------------------------------------------------------------
DISTRIBUTION/WHOLESALE -- 0.1%
CDW                                       245              15
Nuco2*                                    200               5
                                               --------------
                                                           20
-------------------------------------------------------------
ENTERTAINMENT SOFTWARE -- 0.4%
Activision*                             3,282              67
Electronic Arts*                          490              28
THQ*                                      450              16
                                               --------------
                                                          111
-------------------------------------------------------------
FOOD-RETAIL -- 0.1%
Cia Brasileira de Distribuicao Grupo
   Pao de Acucar ADR                      800              18
                                               --------------
                                                           18
-------------------------------------------------------------
GAMBLING (NON-HOTEL) -- 0.0%
Isle of Capri Casinos*                    350              10
                                               --------------
                                                           10
-------------------------------------------------------------
GOLF -- 0.0%
Callaway Golf                             560               8
                                               --------------
                                                            8
-------------------------------------------------------------
HOTELS & MOTELS -- 0.7%
Fairmont Hotels & Resorts                 270               9
Jameson Inns*                          17,545              42
Lodgian*                                2,970              31
Marriott International, Cl A              260              18
Orient Express Hotels, Cl A               264               8
Starwood Hotels & Resorts Worldwide     1,598             101
                                               --------------
                                                          209
-------------------------------------------------------------
MOTORCYCLE/MOTOR SCOOTER -- 0.1%
Harley-Davidson                           380              20
                                               --------------
                                                           20
-------------------------------------------------------------
MULTIMEDIA -- 0.4%
Entravision Communications, Cl A*       5,840              50
EW Scripps, Cl A                          380              19
Walt Disney                             2,114              54
                                               --------------
                                                          123
-------------------------------------------------------------
PUBLISHING-BOOKS -- 0.2%
Scholastic*                             1,435              53
                                               --------------
                                                           53
-------------------------------------------------------------
PUBLISHING-NEWSPAPERS -- 0.4%
Gannett                                   812              59
Journal Register*                       2,755              52
                                               --------------
                                                          111
-------------------------------------------------------------
PUBLISHING-PERIODICALS -- 0.2%
Reader's Digest                         4,325              70
                                               --------------
                                                           70
-------------------------------------------------------------


                                                     Market
Description                            Shares     Value (000)
-------------------------------------------------------------
RADIO -- 0.7%
Cumulus Media, Cl A*                    3,555  $           45
Emmis Communications, Cl A*             1,810              37
Radio One, Cl A*                        3,365              44
Radio One, Cl D*                        1,810              24
Spanish Broadcasting System, Cl A*      4,905              42
Westwood One*                             340               7
                                               --------------
                                                          199
-------------------------------------------------------------
RETAIL-APPAREL/SHOE -- 0.3%
Charming Shoppes*                       1,600              19
Childrens Place Retail Stores*            400              18
JoS A Bank Clothiers*                     450              21
Ross Stores                               440              12
Urban Outfitters*                         140               8
                                               --------------
                                                           78
-------------------------------------------------------------
RETAIL-ARTS & CRAFTS -- 0.1%
Michaels Stores                           950              39
                                               --------------
                                                           39
-------------------------------------------------------------
RETAIL-BEDDING -- 0.1%
Bed Bath & Beyond*                        380              17
                                               --------------
                                                           17
-------------------------------------------------------------
RETAIL-BUILDING PRODUCTS -- 0.4%
Home Depot                                868              38
Lowe's                                  1,130              75
                                               --------------
                                                          113
-------------------------------------------------------------
RETAIL-DISCOUNT -- 0.2%
Costco Wholesale                          115               5
Dollar General                          2,435              49
Target                                    370              22
                                               --------------
                                                           76
-------------------------------------------------------------
RETAIL-DRUG STORE -- 0.2%
CVS                                     1,180              37
Walgreen                                  510              24
                                               --------------
                                                           61
-------------------------------------------------------------
RETAIL-HYPERMARKETS -- 0.2%
Wal-Mart de Mexico ADR, Cl V            1,300              58
                                               --------------
                                                           58
-------------------------------------------------------------
RETAIL-JEWELRY -- 0.0%
Tiffany                                   305              10
                                               --------------
                                                           10
-------------------------------------------------------------
RETAIL-MAJOR DEPARTMENT STORE -- 0.3%
JC Penney Holding                       1,367              77
                                               --------------
                                                           77
-------------------------------------------------------------
RETAIL-OFFICE SUPPLIES -- 0.1%
OfficeMax                                 360              11
Staples                                 1,510              34
                                               --------------
                                                           45
-------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

STATEMENT OF NET ASSETS
-------------------------------------------------------------
As of July 31, 2005

OLD MUTUAL ASSET ALLOCATION GROWTH PORTFOLIO


                                                     Market
Description                            Shares     Value (000)
-------------------------------------------------------------
RETAIL-PAWN SHOPS -- 0.1%
Cash America International                450  $           10
Ezcorp, Cl A*                             550               9
                                               --------------
                                                           19
-------------------------------------------------------------
RETAIL-PET FOOD & SUPPLIES -- 0.0%
Petco Animal Supplies*                    370              10
                                               --------------
                                                           10
-------------------------------------------------------------
RETAIL-PETROLEUM PRODUCTS -- 0.1%
World Fuel Services                       800              20
                                               --------------
                                                           20
-------------------------------------------------------------
RETAIL-REGIONAL DEPARTMENT STORE -- 0.1%
Kohl's*                                   560              32
                                               --------------
                                                           32
-------------------------------------------------------------
RETAIL-RESTAURANTS -- 0.4%
Darden Restaurants                      1,088              38
Lone Star Steakhouse & Saloon             450              13
O'Charleys*                               400               7
PF Chang's China Bistro*                  170              10
Starbucks*                                290              15
Wendy's International                     944              49
                                               --------------
                                                          132
-------------------------------------------------------------
RETAIL-VIDEO RENTAL -- 0.2%
Blockbuster, Cl A                       5,745              50
Movie Gallery                             700              17
                                               --------------
                                                           67
-------------------------------------------------------------
TELEVISION -- 0.4%
Sinclair Broadcast Group, Cl A         11,405             103
Univision Communications,
   Cl A*                                  330               9
                                               --------------
                                                          112
-------------------------------------------------------------
THEATERS -- 0.0%
Carmike Cinemas                           200               6
                                               --------------
                                                            6
-------------------------------------------------------------
TOYS -- 0.3%
Mattel                                  4,551              85
                                               --------------
                                                           85
                                               --------------
TOTAL CONSUMER CYCLICAL (COST $2,639)                   2,861
                                               --------------
-------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 3.9%
AGRICULTURAL OPERATIONS -- 0.4%
Delta & Pine Land                       1,400              37
Monsanto                                  470              32
Tejon Ranch*                              930              57
                                               --------------
                                                          126
-------------------------------------------------------------
BEVERAGES-NON-ALCOHOLIC -- 0.1%
Pepsi Bottling Group                      455              13
PepsiCo                                   410              23
                                               --------------
                                                           36
-------------------------------------------------------------


                                                     Market
Description                            Shares     Value (000)
-------------------------------------------------------------
BREWERY -- 0.4%
Grupo Modelo ADR, Cl C                  1,000  $           33
Molson Coors Brewing, Cl B                600              38
Quilmes ADR                             2,000              61
                                               --------------
                                                          132
-------------------------------------------------------------
CONSUMER PRODUCTS -- MISCELLANEOUS -- 0.1%
Helen of Troy                           1,730              41
                                               --------------
                                                           41
-------------------------------------------------------------
COSMETICS & TOILETRIES -- 0.1%
Gillette                                  169               9
Procter & Gamble                          597              33
                                               --------------
                                                           42
-------------------------------------------------------------
FOOD-DAIRY PRODUCTS -- 0.3%
Dean Foods*                             2,372              85
                                               --------------
                                                           85
-------------------------------------------------------------
FOOD-FLOUR & GRAIN -- 0.2%
Archer-Daniels-Midland                  2,319              53
                                               --------------
                                                           53
-------------------------------------------------------------
FOOD-MEAT PRODUCTS -- 0.2%
Smithfield Foods*                       1,850              48
                                               --------------
                                                           48
-------------------------------------------------------------
FOOD-MISCELLANEOUS/DIVERSIFIED -- 0.2%
ConAgra Foods                           2,473              56
                                               --------------
                                                           56
-------------------------------------------------------------
FOOD-RETAIL -- 0.1%
Whole Foods Market                        160              22
                                               --------------
                                                           22
-------------------------------------------------------------
OFFICE SUPPLIES & FORMS -- 0.0%
Avery Dennison                            170              10
                                               --------------
                                                           10
-------------------------------------------------------------
POULTRY -- 0.2%
Pilgrim's Pride                         1,050              40
Sanderson Farms                           350              15
                                               --------------
                                                           55
-------------------------------------------------------------
TOBACCO -- 1.6%
Altria Group                            3,270             219
Imperial Tobacco Group ADR              2,474             129
UST                                     2,782             128
                                               --------------
                                                          476
                                               --------------
TOTAL CONSUMER NON-CYCLICAL (COST $1,142)               1,182
                                               --------------
-------------------------------------------------------------
ENERGY -- 7.3%
COAL -- 0.2%
Arch Coal                                 110               6
Consol Energy                             950              64
                                               --------------
                                                           70
-------------------------------------------------------------
OIL & GAS DRILLING -- 0.8%
Atwood Oceanics*                          405              28
ENSCO International                       320              13
GlobalSantaFe                             170               8
Nabors*                                 1,370              90
Precision Drilling*                       600              25
-------------------------------------------------------------

                                     OLD MUTUAL ADVISOR FUNDS

                                      STATEMENT OF NET ASSETS
-------------------------------------------------------------
                                          As of July 31, 2005

                 OLD MUTUAL ASSET ALLOCATION GROWTH PORTFOLIO


                                                     Market
Description                            Shares     Value (000)
-------------------------------------------------------------
OIL & GAS DRILLING -- CONTINUED
Pride International*                    1,835  $           48
Rowan*                                    360              12
Todco, Cl A*                              280               8
Transocean*                               190              11
                                               --------------
                                                          243
-------------------------------------------------------------
OIL COMPANIES-EXPLORATION & PRODUCTION -- 0.8%
Berry Petroleum, Cl A                     350              20
Houston Exploration*                      200              12
Meridian Resource*                      4,265              22
Newfield Exploration*                   1,200              51
Noble Energy                               10               1
NovaTek GDR 144A*                         800              16
Penn Virginia                             250              13
Pogo Producing                             30               2
PTT Exploration and Production ADR      1,200              24
Stone Energy*                             770              41
Ultra Petroleum*                          340              13
Unit*                                     250              12
Unocal                                     47               3
XTO Energy                                 80               3
                                               --------------
                                                          233
-------------------------------------------------------------
OIL COMPANIES-INTEGRATED -- 3.7%
BP ADR                                  2,396             158
Chevron                                 2,146             124
China Petroleum & Chemical ADR            800              35
ConocoPhillips                          3,372             211
Exxon Mobil                             3,006             177
LUKOIL ADR                              1,300              54
Marathon Oil                              966              56
Occidental Petroleum                    2,984             245
Petroleo Brasileiro ADR                   800              42
                                               --------------
                                                        1,102
-------------------------------------------------------------
OIL FIELD MACHINERY & EQUIPMENT -- 0.3%
Cooper Cameron*                           600              42
Maverick Tube*                            350              12
National Oilwell Varco*                   370              19
Smith International                       410              28
                                               --------------
                                                          101
-------------------------------------------------------------
OIL REFINING & MARKETING -- 0.3%
Giant*                                    300              12
Tesoro*                                   350              17
Valero Energy                             600              49
                                               --------------
                                                           78
-------------------------------------------------------------
OIL-FIELD SERVICES -- 0.6%
BJ Services                               520              32
Cal Dive International*                   470              28
Core Laboratories*                      1,215              39
Schlumberger                              320              27
Tidewater                                 170               7
W-H Energy Services*                    1,485              46
Weatherford International*                 30               2
                                               --------------
                                                          181
-------------------------------------------------------------


                                                     Market
Description                            Shares     Value (000)
-------------------------------------------------------------
PIPELINES -- 0.6%
China Gas Holdings ADR*                   400  $           35
El Paso                                 1,115              13
National Fuel Gas                       1,350              41
Questar                                   950              67
Williams                                  540              11
                                               --------------
                                                          167
                                               --------------
TOTAL ENERGY (COST $1,893)                              2,175
                                               --------------
-------------------------------------------------------------
FINANCIAL -- 18.5%
COMMERCIAL BANKS NON-US -- 0.2%
ABSA Group ADR                            500              14
Bank Hapoalim GDR                       1,700              28
Kookmin Bank ADR                          600              32
                                               --------------
                                                           74
-------------------------------------------------------------
COMMERCIAL BANKS-CENTRAL US -- 0.1%
Texas Regional Bancshares, Cl A           250               8
Wintrust Financial                        250              13
                                               --------------
                                                           21
-------------------------------------------------------------
COMMERCIAL BANKS-EASTERN US -- 0.2%
Commerce Bancorp                        1,075              36
Signature Bank*                         1,015              31
                                               --------------
                                                           67
-------------------------------------------------------------
COMMERCIAL BANKS-SOUTHERN US -- 0.2%
Colonial BancGroup                      2,300              54
Oriental Financial Group                  570               9
                                               --------------
                                                           63
-------------------------------------------------------------
COMMERCIAL BANKS-WESTERN US -- 0.2%
CVB Financial                             637              14
Hanmi Financial                           600              11
UCBH Holdings                           1,160              21
                                               --------------
                                                           46
-------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 0.1%
E. Sun Financial Holdings GDR*          1,400              28
                                               --------------
                                                           28
-------------------------------------------------------------
FINANCE-CONSUMER LOANS -- 1.0%
Asta Funding                              400              11
Collegiate Funding Services LLC*        6,195              92
Portfolio Recovery Associates*            755              32
SLM                                     3,289             169
World Acceptance*                         400              11
                                               --------------
                                                          315
-------------------------------------------------------------
FINANCE-CREDIT CARD -- 0.9%
Capital One Financial                     470              39
MBNA                                    5,901             148
Metris*                                 1,000              15
Providian Financial*                    3,323              63
                                               --------------
                                                          265
-------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

STATEMENT OF NET ASSETS
-------------------------------------------------------------
As of July 31, 2005

OLD MUTUAL ASSET ALLOCATION GROWTH PORTFOLIO


                                                     Market
Description                            Shares     Value (000)
-------------------------------------------------------------
FINANCE-INVESTMENT BANKER/BROKER -- 1.0%
Bear Stearns                              567  $           58
Citigroup                               3,157             137
GFI Group*                                345              12
Goldman Sachs Group                       620              67
Lehman Brothers Holdings                  233              24
                                               --------------
                                                          298
-------------------------------------------------------------
FINANCE-MORTGAGE LOAN/BANKER -- 0.3%
Countrywide Financial                   2,654              96
                                               --------------
                                                           96
-------------------------------------------------------------
FINANCE-OTHER SERVICES -- 0.4%
Asset Acceptance Capital*               2,165              59
MarketAxess Holdings*                   4,765              52
                                               --------------
                                                          111
-------------------------------------------------------------
FINANCIAL GUARANTEE INSURANCE -- 0.3%
MGIC Investment                         1,310              90
                                               --------------
                                                           90
-------------------------------------------------------------
INSURANCE BROKERS -- 0.4%
Brown & Brown                           1,000              43
Hilb Rogal & Hobbs                        400              13
USI Holdings*                           4,255              55
                                               --------------
                                                          111
-------------------------------------------------------------
INVESTMENT MANAGEMENT/ADVISORY SERVICES -- 0.2%
Affiliated Managers Group*                590              42
Federated Investors, Cl B                 295               9
                                               --------------
                                                           51
-------------------------------------------------------------
LIFE/HEALTH INSURANCE -- 1.0%
Ceres Group*                              900               6
China Life Insurance ADR*               1,000              30
Cigna                                   1,596             170
KMG America*                            6,135              60
UnumProvident                           1,070              20
                                               --------------
                                                          286
-------------------------------------------------------------
MULTI-LINE INSURANCE -- 1.9%
ACE                                        68               3
Allmerica Financial*                      830              32
Allstate                                2,550             156
American International Group              200              12
Assurant                                   75               3
Hartford Financial Services Group       1,327             107
Metlife                                 1,532              75
XL Capital, Cl A                        2,334             168
                                               --------------
                                                          556
-------------------------------------------------------------
PROPERTY/CASUALTY INSURANCE -- 0.7%
EMC Insurance Group                     2,015              38
Fidelity National Financial               265              11
FPIC Insurance Group*                     300              10
Philadelphia Consolidated Holding*        200              17
PMA Capital, Cl A*                      1,100              10
Safeco                                    950              52
Selective Insurance Group                 350              17
WR Berkley                              1,200              45
                                               --------------
                                                          200
-------------------------------------------------------------


                                                     Market
Description                            Shares     Value (000)
-------------------------------------------------------------
REAL ESTATE MANAGEMENT/SERVICES -- 0.3%
CB Richard Ellis Group, Cl A*             895  $           41
Jones Lang LaSalle*                       300              15
Trammell Crow*                          1,155              29
                                               --------------
                                                           85
-------------------------------------------------------------
REAL ESTATE OPERATION/DEVELOPMENT -- 0.2%
Brookfield Properties                   2,019              59
St. Joe                                    75               6
                                               --------------
                                                           65
-------------------------------------------------------------
REINSURANCE -- 0.6%
Aspen Insurance Holdings                  305               9
Axis Capital Holdings                     505              14
OdysseyRe Holdings                        170               4
PartnerRe                                 750              49
PXRE Group                              2,030              52
RenaissanceRe Holdings                    950              43
                                               --------------
                                                          171
-------------------------------------------------------------
REITS-APARTMENTS -- 0.8%
AvalonBay Communities                     615              54
BRE Properties, Cl A                      658              30
Camden Property Trust                     747              41
Equity Residential                      1,845              74
GMH Communities Trust                   1,009              15
Home Properties                           742              34
                                               --------------
                                                          248
-------------------------------------------------------------
REITS-DIVERSIFIED -- 0.2%
Correctional Properties Trust             200               6
Digital Realty Trust                      518              10
Mission West Properties                   449               5
Spirit Finance                          1,896              22
Washington Real Estate Investment Trust   673              21
                                               --------------
                                                           64
-------------------------------------------------------------
REITS-HEALTH CARE -- 0.1%
Ventas                                    926              30
                                               --------------
                                                           30
-------------------------------------------------------------
REITS-HOTELS -- 0.9%
Ashford Hospitality Trust               3,490              42
DiamondRock Hospitality                 3,200              38
Host Marriott                           2,813              53
LaSalle Hotel Properties                1,188              41
MeriStar Hospitality*                  10,900              97
                                               --------------
                                                          271
-------------------------------------------------------------
REITS-MANUFACTURED HOMES -- 0.1%
Equity Lifestyle Properties               390              17
                                               --------------
                                                           17
-------------------------------------------------------------
REITS-MORTGAGE -- 0.2%
HomeBanc                                7,560              69
                                               --------------
                                                           69
-------------------------------------------------------------
REITS-OFFICE PROPERTY -- 1.6%
Alexandria Real Estate Equities           353              28
American Financial Realty Trust         1,100              16
-------------------------------------------------------------

                                     OLD MUTUAL ADVISOR FUNDS

                                      STATEMENT OF NET ASSETS
-------------------------------------------------------------
                                          As of July 31, 2005

                 OLD MUTUAL ASSET ALLOCATION GROWTH PORTFOLIO


                                                     Market
Description                            Shares     Value (000)
-------------------------------------------------------------
REITS-OFFICE PROPERTY -- CONTINUED
Arden Realty                              626  $           25
BioMed Realty Trust                       646              16
Boston Properties                       1,929             147
Capital Automotive                      1,133              45
Corporate Office
   Properties Trust                       300              10
HRPT Properties Trust                   1,233              16
Liberty Property Trust                  1,272              57
Mack-Cali Realty                          620              30
Parkway Properties                        300              16
Vornado Realty Trust                      859              76
                                               --------------
                                                          482
-------------------------------------------------------------
REITS-REGIONAL MALLS -- 0.9%
CBL & Associates Properties             1,378              63
General Growth Properties                 650              30
Mills                                     332              22
Simon Property Group                    1,998             159
                                               --------------
                                                          274
-------------------------------------------------------------
REITS-SHOPPING CENTERS -- 0.7%
Developers Diversified Realty             276              13
Equity One                                774              18
Kimco Realty                              451              30
Pan Pacific Retail Properties             774              54
Realty Income                             749              19
Regency Centers                           722              44
Tanger Factory Outlet Centers             656              19
Weingarten Realty Investors               678              27
                                               --------------
                                                          224
-------------------------------------------------------------
REITS-STORAGE -- 0.2%
Public Storage                            997              67
U-Store-It Trust                          361               7
                                               --------------
                                                           74
-------------------------------------------------------------
REITS-WAREHOUSE/INDUSTRIAL -- 0.2%
Catellus Development                    1,250              45
EastGroup Properties                      395              17
Prologis                                   79               4
                                               --------------
                                                           66
-------------------------------------------------------------
S&L/THRIFTS-CENTRAL US -- 0.2%
Franklin Bank*                          2,470              45
                                               --------------
                                                           45
-------------------------------------------------------------
S&L/THRIFTS-EASTERN US -- 0.2%
Dime Community Bancshares                 550               9
NewAlliance Bancshares                  3,195              46
WSFS Financial                            100               6
                                               --------------
                                                           61
-------------------------------------------------------------
S&L/THRIFTS-SOUTHERN US -- 0.1%
BankAtlantic Bancorp, Cl A              1,395              25
Ocwen Financial*                          600               5
                                               --------------
                                                           30
-------------------------------------------------------------


                                                     Market
Description                            Shares     Value (000)
-------------------------------------------------------------
S&L/THRIFTS-WESTERN US -- 0.6%
Washington Federal                      2,025  $           47
Washington Mutual                       3,095             132
                                               --------------
                                                          179
-------------------------------------------------------------
SUPER-REGIONAL BANKS-US -- 1.3%
Bank of America                         3,528             154
Wachovia                                  948              48
Wells Fargo                             3,302             202
                                               --------------
                                                          404
                                               --------------
TOTAL FINANCIAL (COST $5,038)                           5,537
                                               --------------
-------------------------------------------------------------
HEALTH CARE -- 9.8%
DIAGNOSTIC EQUIPMENT -- 0.1%
Cytyc*                                    880              22
Gen-Probe*                                400              18
                                               --------------
                                                           40
-------------------------------------------------------------
DISPOSABLE MEDICAL PRODUCTS -- 0.1%
C.R. Bard                                 290              19
ICU Medical*                              600              20
                                               --------------
                                                           39
-------------------------------------------------------------
HEALTH CARE COST CONTAINMENT -- 0.1%
McKesson                                  833              37
                                               --------------
                                                           37
-------------------------------------------------------------
MEDICAL INSTRUMENTS -- 0.7%
Boston Scientific*                        670              19
Guidant                                   517              36
Medtronic                                 200              11
St. Jude Medical*                       1,950              92
Symmetry Medical*                       1,985              50
                                               --------------
                                                          208
-------------------------------------------------------------
MEDICAL LABS & TESTING SERVICES -- 0.2%
Covance*                                1,000              50
Quest Diagnostics                         240              12
                                               --------------
                                                           62
-------------------------------------------------------------
MEDICAL PRODUCTS -- 1.6%
Baxter International                    2,924             115
Becton Dickinson                          280              15
Biomet                                    180               7
Cooper                                    170              12
Henry Schein*                              75               3
Johnson & Johnson                       3,284             210
Stryker                                   330              18
Varian Medical Systems*                   270              11
Zimmer Holdings*                          890              73
                                               --------------
                                                          464
-------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETIC -- 0.9%
Amgen*                                    470              37
Applera Corp - Celera Genomics Group*   3,895              48
Charles River Laboratories
   International*                         340              17
Enzon Pharmaceuticals*                  3,030              24
Genentech*                              1,020              91
-------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

STATEMENT OF NET ASSETS
-------------------------------------------------------------
As of July 31, 2005

OLD MUTUAL ASSET ALLOCATION GROWTH PORTFOLIO


                                                     Market
Description                            Shares     Value (000)
-------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETIC -- CONTINUED
Genzyme*                                  410  $           31
Georgia Gulf                              250               8
Protein Design Labs*                      756              17
                                               --------------
                                                          273
-------------------------------------------------------------
MEDICAL-DRUGS -- 1.8%
Abbott Laboratories                       330              15
Angiotech Pharmaceuticals*              4,250              57
Bristol-Myers Squibb                    3,568              89
Pfizer                                  6,344             168
Priority Healthcare, Cl B*              1,450              40
Schering-Plough                         4,780             100
Sepracor*                                 100               5
Wyeth                                   1,108              51
                                               --------------
                                                          525
-------------------------------------------------------------
MEDICAL-GENERIC DRUGS -- 0.6%
Barr Pharmaceuticals*                     115               6
Perrigo                                 3,360              47
Teva Pharmaceutical ADR                 4,370             137
Watson Pharmaceuticals*                   130               4
                                               --------------
                                                          194
-------------------------------------------------------------
MEDICAL-HMO -- 1.5%
Aetna                                     284              22
Pacificare Health Systems*                820              62
Sierra Health Services*                   200              13
UnitedHealth Group                      2,344             123
WellPoint*                              3,109             220
                                               --------------
                                                          440
-------------------------------------------------------------
MEDICAL-HOSPITALS -- 0.2%
Community Health Systems*               1,200              46
Tenet Healthcare*                         515               6
Triad Hospitals*                          340              17
                                               --------------
                                                           69
-------------------------------------------------------------
MEDICAL-NURSING HOMES -- 0.1%
Genesis HealthCare*                       850              38
                                               --------------
                                                           38
-------------------------------------------------------------
MEDICAL-OUTPATIENT/HOME MEDICAL -- 0.1%
Amedisys*                                 450              18
Lincare Holdings*                         200               8
                                               --------------
                                                           26
-------------------------------------------------------------
MEDICAL-WHOLESALE DRUG DISTRIBUTORS -- 0.5%
AmerisourceBergen                         700              50
Cardinal Health                         1,574              94
                                               --------------
                                                          144
-------------------------------------------------------------
OPTICAL SUPPLIES -- 0.3%
Alcon                                     730              84
                                               --------------
                                                           84
-------------------------------------------------------------
PHARMACY SERVICES -- 0.3%
Accredo Health*                           960              43
Caremark Rx*                              984              44
                                               --------------
                                                           87
-------------------------------------------------------------


                                                     Market
Description                            Shares     Value (000)
-------------------------------------------------------------
RESPIRATORY PRODUCTS -- 0.1%
Resmed*                                   180  $           12
Respironics*                              600              23
                                               --------------
                                                           35
-------------------------------------------------------------
THERAPEUTICS -- 0.5%
CV Therapeutics*                        1,470              41
Gilead Sciences*                        1,570              70
QLT*                                    3,160              27
Vicuron Pharmaceuticals*                  520              15
                                               --------------
                                                          153
-------------------------------------------------------------
VETERINARY DIAGNOSTICS -- 0.1%
VCA Antech*                             1,080              26
                                               --------------
                                                           26
                                               --------------
TOTAL HEALTH CARE (COST $2,706)                         2,944
                                               --------------
-------------------------------------------------------------
INDUSTRIAL -- 6.8%
AEROSPACE/DEFENSE -- 0.8%
Armor Holdings*                         1,245              51
Curtiss-Wright                            200              12
Lockheed Martin                         1,552              97
Rockwell Collins                          690              33
Teledyne Technologies*                  1,180              45
                                               --------------
                                                          238
-------------------------------------------------------------
AEROSPACE/DEFENSE-EQUIPMENT -- 0.3%
Alliant Techsystems*                      680              49
BE Aerospace*                           1,820              32
                                               --------------
                                                           81
-------------------------------------------------------------
BATTERIES/BATTERY SYSTEMS -- 0.2%
Greatbatch*                             3,005              73
                                               --------------
                                                           73
-------------------------------------------------------------
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS -- 0.2%
Dycom Industries*                         495              12
Insituform Technologies, Cl A*          1,965              38
                                               --------------
                                                           50
-------------------------------------------------------------
BUILDING PRODUCTS-AIR & HEATING -- 0.0%
York International                        160               7
                                               --------------
                                                            7
-------------------------------------------------------------
BUILDING PRODUCTS-CEMENT/AGGREGATE -- 0.2%
Lafarge North America                     750              52
Texas Industries                          200              15
                                               --------------
                                                           67
-------------------------------------------------------------
BUILDING-HEAVY CONSTRUCTION -- 0.2%
Chicago Bridge & Iron                     900              25
Washington Group International*           530              29
                                               --------------
                                                           54
-------------------------------------------------------------

CONTAINERS-PAPER/PLASTIC -- 0.1%
Sealed Air*                               750              40
                                               --------------
                                                           40
-------------------------------------------------------------

                                     OLD MUTUAL ADVISOR FUNDS

                                      STATEMENT OF NET ASSETS
-------------------------------------------------------------
                                          As of July 31, 2005

                 OLD MUTUAL ASSET ALLOCATION GROWTH PORTFOLIO


                                                     Market
Description                            Shares     Value (000)
-------------------------------------------------------------
DIVERSIFIED MANUFACTURING OPERATIONS -- 1.0%
Actuant, Cl A*                            200  $            9
Brink's                                 1,175              43
Danaher                                   170               9
Dover                                     300              12
ESCO Technologies*                        100              11
General Electric                        1,040              36
Honeywell International                 1,378              54
ITT                                       290              31
Trinity                                   210               8
Tyco International                      2,707              83
                                               --------------
                                                          296
-------------------------------------------------------------
ELECTRIC PRODUCTS-MISCELLANEOUS -- 0.7%
Emerson Electric                        1,631             108
LG Electronics GDR 144A*                1,300              24
Samsung Electronics GDR 144A              290              80
                                               --------------
                                                          212
-------------------------------------------------------------
ELECTRONIC MEASURING INSTRUMENTS -- 0.1%
Flir Systems*                             980              32
                                               --------------
                                                           32
-------------------------------------------------------------
ELECTRONICS-MILITARY -- 0.1%
EDO                                       560              17
Engineered Support Systems                475              18
                                               --------------
                                                           35
-------------------------------------------------------------
ENGINEERING/R&D SERVICES -- 0.1%
Shaw Group*                             1,735              33
                                               --------------
                                                           33
-------------------------------------------------------------
ENGINES-INTERNAL COMBUSTION -- 0.0%
Cummins                                    79               7
                                               --------------
                                                            7
-------------------------------------------------------------
FILTRATION/SEPARATION PRODUCTS -- 0.1%
Clarcor                                   500              16
                                               --------------
                                                           16
-------------------------------------------------------------
GOLD MINING -- 0.3%
AngloGold Ashanti ADR                   1,400              48
Goldcorp                                2,900              47
Royal Gold                                300               6
                                               --------------
                                                          101
-------------------------------------------------------------
HAZARDOUS WASTE DISPOSAL -- 0.1%
American Ecology                        1,250              23
Stericycle*                               170              10
                                               --------------
                                                           33
-------------------------------------------------------------
IDENTIFICATION SYSTEMS/DEVELOPMENT -- 0.0%
Symbol Technologies                       680               8
                                               --------------
                                                            8
-------------------------------------------------------------
INDUSTRIAL AUTOMATION/ROBOT -- 0.1%
Rockwell Automation                       310              16
                                               --------------
                                                           16
-------------------------------------------------------------


                                                     Market
Description                            Shares     Value (000)
-------------------------------------------------------------
INSTRUMENTS-SCIENTIFIC -- 0.0%
Applera Corp - Applied Biosystems Group   530  $           11
                                               --------------
                                                           11
-------------------------------------------------------------
MACHINERY-CONSTRUCTION & MINING -- 0.4%
Caterpillar                               886              48
Joy Global                                625              26
Terex*                                  1,000              48
                                               --------------
                                                          122
-------------------------------------------------------------
MACHINERY-FARM -- 0.1%
CNH Global                              2,100              44
                                               --------------
                                                           44
-------------------------------------------------------------
MACHINERY-GENERAL INDUSTRY -- 0.2%
Wabtec                                  1,945              47
                                               --------------
                                                           47
-------------------------------------------------------------
MACHINERY-PRINT TRADE -- 0.0%
Zebra Technologies, Cl A*                 220               9
                                               --------------
                                                            9
-------------------------------------------------------------
METAL PROCESSORS & FABRICATORS -- 0.1%
Precision Castparts                       200              18
                                               --------------
                                                           18
-------------------------------------------------------------
NON-HAZARDOUS WASTE DISPOSAL -- 0.2%
WCA Waste*                              6,160              52
                                               --------------
                                                           52
-------------------------------------------------------------
POWER CONVERSION/SUPPLY EQUIPMENT -- 0.4%
American Power Conversion               4,618             130
                                               --------------
                                                          130
-------------------------------------------------------------
TOOLS-HAND HELD -- 0.4%
Stanley Works                           2,172             106
                                               --------------
                                                          106
-------------------------------------------------------------
TRANSPORT-EQUIPMENT & LEASING -- 0.2%
GATX                                    1,650              62
                                               --------------
                                                           62
-------------------------------------------------------------
WIRE & CABLE PRODUCTS -- 0.2%
General Cable*                          2,720              45
                                               --------------
                                                           45
                                               --------------
TOTAL INDUSTRIAL (COST $1,859)                          2,045
                                               --------------
-------------------------------------------------------------
SERVICES -- 2.7%
ADVERTISING AGENCIES -- 0.0%
Interpublic Group*                        855              11
                                               --------------
                                                           11
-------------------------------------------------------------
ADVERTISING SERVICES -- 0.1%
Getty Images*                             220              18
                                               --------------
                                                           18
-------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

STATEMENT OF NET ASSETS
-------------------------------------------------------------
As of July 31, 2005

OLD MUTUAL ASSET ALLOCATION GROWTH PORTFOLIO


                                                     Market
Description                            Shares     Value (000)
-------------------------------------------------------------
COMMERCIAL SERVICES -- 0.2%
Alliance Data Systems*                    380  $           16
ChoicePoint*                              395              17
Quanta Services*                        1,300              14
                                               --------------
                                                           47
-------------------------------------------------------------
COMMERCIAL SERVICES-FINANCE -- 0.2%
Paychex                                   550              19
Wright Express*                         2,220              47
                                               --------------
                                                           66
-------------------------------------------------------------
COMPUTER SERVICES -- 0.6%
Anteon International*                     380              18
Cognizant Technology Solutions, Cl A*   2,100             103
DST Systems*                              185               9
Manhattan Associates*                   2,115              44
                                               --------------
                                                          174
-------------------------------------------------------------
DIVERSIFIED OPERATIONS/COMMERCIAL SERVICES -- 0.0%
Cendant                                   193               4
                                               --------------
                                                            4
-------------------------------------------------------------
E-COMMERCE/SERVICES -- 0.2%
eBay*                                   1,370              57
Monster Worldwide*                        540              16
                                               --------------
                                                           73
-------------------------------------------------------------
ELECTRIC-INTEGRATED -- 0.0%
El Paso Electric*                         500              11
                                               --------------
                                                           11
-------------------------------------------------------------
HUMAN RESOURCES -- 0.1%
Hewitt, Cl A*                             510              14
Medical Staffing Network Holdings*      4,840              28
                                               --------------
                                                           42
-------------------------------------------------------------
RENTAL AUTO/EQUIPMENT -- 0.2%
Aaron Rents                               900              22
Dollar Thrifty Automotive Group*          250               8
Rent-A-Center*                          1,150              24
                                               --------------
                                                           54
-------------------------------------------------------------
RESEARCH & DEVELOPMENT -- 0.3%
Pharmaceutical Product Development*       350              20
PRA International*                      1,795              54
                                               --------------
                                                           74
-------------------------------------------------------------
SCHOOLS -- 0.2%
Apollo Group, Cl A*                       810              61
Education Management*                     300              10
                                               --------------
                                                           71
-------------------------------------------------------------
TELEPHONE-INTEGRATED -- 0.6%
AT&T                                      130               3
Tele Norte Leste Participacoes ADR      1,600              25
Telefonos de Mexico SA de CV ADR, Cl A  1,600              31
Valor Communications Group              3,540              49
Verizon Communications                  1,958              67
                                               --------------
                                                          175
                                               --------------
TOTAL SERVICES (COST $772)                                820
                                               --------------
-------------------------------------------------------------


                                                     Market
Description                            Shares     Value (000)
-------------------------------------------------------------
TECHNOLOGY -- 9.2%
APPLICATIONS SOFTWARE -- 0.6%
Citrix Systems*                           495  $           12
Infosys Technologies ADR                  580              41
Intuit*                                   170               8
Microsoft                               2,040              52
Quest Software*                         1,320              19
Satyam Computer Services ADR            2,140              61
                                               --------------
                                                          193
-------------------------------------------------------------
B2B/E-COMMERCE -- 0.1%
webMethods*                             3,530              21
                                               --------------
                                                           21
-------------------------------------------------------------
CELLULAR TELECOMMUNICATIONS -- 0.6%
China Mobile Hong Kong ADR              1,600              32
Mobile Telesystems ADR                  1,300              46
Nextel Communications, Cl A*            1,480              52
Nextel Partners, Cl A*                    380              10
NII Holdings*                             394              29
                                               --------------
                                                          169
-------------------------------------------------------------
COMPUTER AIDED DESIGN -- 0.3%
Ansys*                                    450              17
Autodesk                                1,180              40
Parametric Technology*                  4,100              28
                                               --------------
                                                           85
-------------------------------------------------------------
COMPUTERS -- 0.5%
Apple Computer*                           850              36
Dell*                                     560              23
International Business Machines         1,011              84
                                               --------------
                                                          143
-------------------------------------------------------------
COMPUTERS-INTEGRATED SYSTEMS -- 0.1%
MTS Systems                               650              26
                                               --------------
                                                           26
-------------------------------------------------------------
COMPUTERS-MEMORY DEVICES -- 0.3%
EMC*                                    1,830              25
Maxtor*                                 2,760              16
Network Appliance*                        773              20
Western Digital*                        1,320              20
                                               --------------
                                                           81
-------------------------------------------------------------
DATA PROCESSING/MANAGEMENT -- 0.3%
Dun & Bradstreet*                         150               9
MoneyGram International                 2,740              58
NAVTEQ*                                   360              16
SEI Investments                           280              11
                                               --------------
                                                           94
-------------------------------------------------------------
DECISION SUPPORT SOFTWARE -- 0.2%
Cognos*                                   710              28
NetIQ*                                  2,310              26
                                               --------------
                                                           54
-------------------------------------------------------------

                                     OLD MUTUAL ADVISOR FUNDS

                                      STATEMENT OF NET ASSETS
-------------------------------------------------------------
                                          As of July 31, 2005

                 OLD MUTUAL ASSET ALLOCATION GROWTH PORTFOLIO


                                                     Market
Description                            Shares     Value (000)
-------------------------------------------------------------
ELECTRONIC COMPONENTS-MISCELLANEOUS -- 0.7%
Celestica*                                810  $            9
CTS                                     2,355              29
Flextronics International*                860              12
Gentex                                    630              11
Hon Hai Precision GDR 144A              5,000              56
Jabil Circuit*                            464              14
LG Philips LCD ADR*                     2,500              58
NAM TAI Electronics                       300               7
Sypris Solutions                          400               6
                                               --------------
                                                          202
-------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 1.2%
ATI Technologies*                       1,530              19
Broadcom, Cl A*                         1,860              80
Fairchild Semiconductor International*    370               6
Integrated Silicon Solutions*           2,865              25
Intel                                   2,647              72
International Rectifier*                  280              13
Intersil, Cl A                            645              12
MEMC Electronic Materials*              2,500              42
National Semiconductor                    258               6
Nvidia*                                   660              18
Omnivision Technologies*                1,310              19
QLogic*                                   950              29
Xilinx                                    340              10
Zoran*                                  1,435              21
                                               --------------
                                                          372
-------------------------------------------------------------
ELECTRONIC DESIGN AUTOMATION -- 0.0%
Cadence Design Systems*                   480               8
                                               --------------
                                                            8
-------------------------------------------------------------
ELECTRONIC FORMS -- 0.0%
Adobe Systems                             290               9
                                               --------------
                                                            9
-------------------------------------------------------------
ENTERPRISE SOFTWARE/SERVICES -- 0.7%
Informatica*                            5,620              59
MicroStrategy, Cl A*                      170              13
Oracle*                                 5,876              80
SAP ADR                                 1,050              45
SSA Global Technologies*                1,130              15
                                               --------------
                                                          212
-------------------------------------------------------------
IDENTIFICATION SYSTEMS/DEVELOPMENT -- 0.0%
Fargo Electronics*                        750              13
                                               --------------
                                                           13
-------------------------------------------------------------
INTERNET APPLICATION SOFTWARE -- 0.1%
Verity*                                 2,180              22
                                               --------------
                                                           22
-------------------------------------------------------------
INTERNET INFRASTRUCTURE EQUIPMENT -- 0.1%
Avocent*                                  595              21
                                               --------------
                                                           21
-------------------------------------------------------------
INTERNET INFRASTRUCTURE SOFTWARE -- 0.2%
Radware*                                3,200              55
                                               --------------
                                                           55
-------------------------------------------------------------


                                                     Market
Description                            Shares     Value (000)
-------------------------------------------------------------
INTERNET SECURITY -- 0.3%
Symantec*                               3,948  $           87
VeriSign*                                 350               9
                                               --------------
                                                           96
-------------------------------------------------------------
NETWORKING PRODUCTS -- 0.4%
Cisco Systems*                          2,874              55
Foundry Networks*                       3,880              46
Juniper Networks*                         430              10
                                               --------------
                                                          111
-------------------------------------------------------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 0.3%
Maxim Integrated Products                 170               7
Standard Microsystems*                    875              22
Taiwan Semiconductor
    Manufacturing ADR                   3,360              29
United Microelectronics ADR             8,015              31
                                               --------------
                                                           89
-------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT -- 0.0%
Applied Materials*                        560              10
                                               --------------
                                                           10
-------------------------------------------------------------
SOFTWARE TOOLS -- 0.1%
Borland Software*                       3,600              24
                                               --------------
                                                           24
-------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT -- 0.1%
Comtech Telecommunications*               225               8
Comverse Technology*                      597              15
Scientific-Atlanta                        300              12
                                               --------------
                                                           35
-------------------------------------------------------------
TELECOMMUNICATIONS SERVICES -- 0.5%
Amdocs*                                 2,805              83
Iowa Telecommunications Services        1,965              37
Telekomunikasi Indonesia ADR*           1,500              35
                                               --------------
                                                          155
-------------------------------------------------------------
TELEPHONE-INTEGRATED -- 0.1%
Philippine Long Distance Telephone ADR* 1,100              32
                                               --------------
                                                           32
-------------------------------------------------------------
WEB HOSTING/DESIGN -- 0.0%
Macromedia*                               344              14
                                               --------------
                                                           14
-------------------------------------------------------------
WEB PORTALS/ISP -- 0.6%
Google, Cl A*                             347             100
Yahoo!*                                 2,600              87
                                               --------------
                                                          187
-------------------------------------------------------------
WIRELESS EQUIPMENT -- 0.8%
Motorola                                1,932              41
Nokia ADR                               7,304             117
Qualcomm                                1,850              73
                                               --------------
                                                          231
                                               --------------
TOTAL TECHNOLOGY (COST $2,533)                          2,764
                                               --------------
-------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

STATEMENT OF NET ASSETS
-------------------------------------------------------------
As of July 31, 2005

OLD MUTUAL ASSET ALLOCATION GROWTH PORTFOLIO


                                                     Market
Description                            Shares     Value (000)
-------------------------------------------------------------
TRANSPORTATION -- 1.4%
AIRLINES -- 0.1%
Skywest                                   590  $           12
Southwest Airlines                      1,530              22
                                               --------------
                                                           34
-------------------------------------------------------------
TRANSPORT-AIR FREIGHT -- 0.0%
EGL*                                       10              --
                                               --------------
                                                           --
-------------------------------------------------------------
TRANSPORT-MARINE -- 0.3%
CP Ships                                1,235              22
General Maritime*                         450              18
Kirby*                                    200              10
Overseas Shipholding Group                750              46
                                               --------------
                                                           96
-------------------------------------------------------------
TRANSPORT-RAIL -- 0.6%
Burlington Northern Santa Fe            1,861             101
Canadian Pacific Railway                1,200              46
Norfolk Southern                          530              20
                                               --------------
                                                          167
-------------------------------------------------------------
TRANSPORT-SERVICES -- 0.2%
Offshore Logistics*                       450              16
Ryder System                              290              11
United Parcel Service, Cl B               252              19
                                               --------------
                                                           46
-------------------------------------------------------------
TRANSPORT-TRUCK -- 0.2%
Celadon Group*                            200               4
CNF                                       285              15
JB Hunt Transport Services              2,680              52
US Xpress, Cl A*                          200               3
                                               --------------
                                                           74
                                               --------------
TOTAL TRANSPORTATION (COST $395)                          417
                                               --------------
-------------------------------------------------------------
UTILITIES -- 2.1%
ELECTRIC-GENERATION -- 0.1%
AES*                                    1,664              27
                                               --------------
                                                           27
-------------------------------------------------------------
ELECTRIC-INTEGRATED -- 1.4%
Alliant Energy                            170               5
Duke Energy                             3,403             101
Entergy                                 1,979             154
MGE Energy                                365              13
OGE Energy                              1,900              58
Pike Electric                             500               7
Public Service Enterprise Group           206              13
TXU                                       633              55
                                               --------------
                                                          406
-------------------------------------------------------------
ENERGY-ALTERNATE SOURCES -- 0.0%
Headwaters*                               250              11
                                               --------------
                                                           11
-------------------------------------------------------------


                                                     Market
Description                            Shares     Value (000)
-------------------------------------------------------------
GAS-DISTRIBUTION -- 0.2%
Energen                                   850  $           30
UGI                                       950              28
                                               --------------
                                                           58
-------------------------------------------------------------
INDEPENDENT POWER PRODUCER -- 0.0%
Reliant Energy*                         1,100              14
                                               --------------
                                                           14
-------------------------------------------------------------
POWER CONVERSION/SUPPLY EQUIPMENT -- 0.4%
American Electric Power                 2,079              80
Delta Electronics GDR                   4,200              37
                                               --------------
                                                          117
                                               --------------
TOTAL UTILITIES (COST $565)                               633
                                               --------------
TOTAL COMMON STOCK (COST $20,231)                      22,116
                                               --------------
-------------------------------------------------------------
FOREIGN COMMON STOCK -- 19.2%
AUSTRALIA -- 1.9%
Australia & New Zealand Banking Group   7,312             119
BHP Billiton                            2,364              35
BlueScope Steel                           340               2
Commander Communications*               3,400               6
Insurance Australia Group              11,500              53
Macquarie Bank                            400              19
QBE Insurance Group                     1,750              23
Rinker Group                           15,300             176
Telstra                                   900               4
Westpac Banking                         6,700             101
Zinifex*                               14,900              36
                                               --------------
TOTAL AUSTRALIA                                           574
                                               --------------
-------------------------------------------------------------
AUSTRIA -- 0.2%
Andritz                                   300              29
OMV*                                      480              22
Voestalpine                               200              15
                                               --------------
TOTAL AUSTRIA                                              66
                                               --------------
-------------------------------------------------------------
BELGIUM -- 0.6%
Belgacom                                  170               6
Dexia*                                  1,740              39
Euronav*                                   40               1
Fortis                                  2,685              79
KBC Groupe                                735              59
                                               --------------
TOTAL BELGIUM                                             184
                                               --------------
-------------------------------------------------------------
CANADA -- 0.9%
Algoma Steel Incorporated*                490              12
Canadian Natural Resource               1,600              67
EnCana                                  2,000              83
Penn West Energy Trust*                   600              15
Petro-Canada                              100               7
Talisman Energy*                          300              13
Teck Cominco, Cl B                        400              15
TELUS                                   1,400              49
                                               --------------
TOTAL CANADA                                              261
                                               --------------
-------------------------------------------------------------

                                     OLD MUTUAL ADVISOR FUNDS

                                      STATEMENT OF NET ASSETS
-------------------------------------------------------------
                                          As of July 31, 2005

                 OLD MUTUAL ASSET ALLOCATION GROWTH PORTFOLIO


                                                     Market
Description                            Shares     Value (000)
-------------------------------------------------------------
DENMARK -- 0.2%
Jyske Bank*                             1,400  $           66
                                               --------------
TOTAL DENMARK                                              66
                                               --------------
-------------------------------------------------------------
FINLAND -- 0.2%
Elisa*                                    300               6
Nokia                                   2,550              41
Rautaruukki                               600              10
                                               --------------
TOTAL FINLAND                                              57
                                               --------------
-------------------------------------------------------------
FRANCE -- 0.8%
Assurances Generales de France             50               4
BNP Paribas                               940              68
Business Objects*                          50               2
France Telecom*                           580              18
Societe Generale                          400              44
Total                                     165              41
Ubisoft Entertainment*                    350              19
Vivendi Universal                       1,147              37
                                               --------------
TOTAL FRANCE                                              233
                                               --------------
-------------------------------------------------------------
GERMANY -- 1.8%
Adidas-Salomon                            180              33
Allianz                                   336              43
AMB Generali Holding*                     312              26
BASF                                    1,114              79
Continental                             1,430             111
Deutsche Boerse                           672              59
E.ON                                      112              10
Freenet.de*                               408              12
MAN*                                    2,018              94
Mobilcom                                  709              18
Schering                                  604              38
Volkswagen*                               294              16
                                               --------------
TOTAL GERMANY                                             539
                                               --------------
-------------------------------------------------------------
HONG KONG -- 0.4%
Esprit Holdings                         8,000              60
Orient Overseas International           5,000              23
Vtech Holdings                          8,000              22
                                               --------------
TOTAL HONG KONG                                           105
                                               --------------
-------------------------------------------------------------
ITALY -- 0.7%
Banca Intesa                            9,600              47
Banca Popolare Italiana*                2,118              21
Capitalia                               6,800              40
ENI                                     3,900             111
                                               --------------
TOTAL ITALY                                               219
                                               --------------
-------------------------------------------------------------
JAPAN -- 4.5%
AOC Holdings*                           1,500              23
Bank of Yokohama                        1,000               6
Bosch Auto Systems                      3,000              17
Canon                                   2,400             119
Chubu Electric Power                    7,400             179
Isuzu Motors*                          33,000              94
Japan Tobacco                               6              86
Kawasaki Kisen Kaisha                   8,000              49
Komatsu                                 1,000               9
Mitsubishi                              2,700              39
Mitsui OSK Lines                       26,000             167
-------------------------------------------------------------


                                                     Market
Description                            Shares     Value (000)
-------------------------------------------------------------
JAPAN -- CONTINUED
Mizohu Financial                           26  $          118
Nippon Steel                           34,600              88
Nippon Yusen KK                        17,000              99
Point                                     100               4
Santen Pharmaceutical                     425              10
Tohoku Electric Power                     800              17
Toyota Tsusho                           3,000              49
Yahoo! Japan*                               4               9
Yamaha Motor                            9,300             173
                                               --------------
TOTAL JAPAN                                             1,355
                                               --------------
-------------------------------------------------------------
LUXEMBOURG -- 0.0%
Arcelor*                                  450              10
                                               --------------
TOTAL LUXEMBOURG                                           10
                                               --------------
-------------------------------------------------------------
NETHERLANDS -- 0.5%
Aegon                                   3,200              46
ING Groep                               1,950              59
Randstad Holding*                       1,200              49
                                               --------------
TOTAL NETHERLANDS                                         154
                                               --------------
-------------------------------------------------------------
NEW ZEALAND -- 0.4%
Fletcher Building                      21,835             109
Telecom Corporation of New Zealand      3,306              14
                                               --------------
TOTAL NEW ZEALAND                                         123
                                               --------------
-------------------------------------------------------------
NORWAY -- 0.7%
Norsk Hydro                               820              78
Statoil                                 5,660             123
                                               --------------
TOTAL NORWAY                                              201
                                               --------------
-------------------------------------------------------------
PORTUGAL -- 0.2%
Banco Comercial Portugues*             20,000              51
Energias de Portugal*                   3,700              10
                                               --------------
TOTAL PORTUGAL                                             61
                                               --------------
-------------------------------------------------------------
SPAIN -- 1.0%
Banco Santander Central Hispano        12,000             149
Gestevision Telecinco                   1,000              24
Repsol YPF                              3,000              84
Telefonica                              1,508              25
                                               --------------
TOTAL SPAIN                                               282
                                               --------------
-------------------------------------------------------------
SWITZERLAND -- 0.6%
Credit Suisse Group                     1,720              72
Xstrata*                                1,400              30
Zurich Financial                          470              84
                                               --------------
TOTAL SWITZERLAND                                         186
                                               --------------
-------------------------------------------------------------
UNITED KINGDOM -- 3.6%
Alliance Unichem                        2,000              29
Antofagasta                               600              14
AstraZeneca                             1,200              54
Aviva                                     600               7
Barclays                                  800               8
BHP Billiton                            2,100              30
Corus Group*                           20,100              17
HBOS                                    3,600              55
HSBC Holdings                           2,200              36
IMI                                    16,500             129
-------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

STATEMENT OF NET ASSETS
-------------------------------------------------------------
As of July 31, 2005

OLD MUTUAL ASSET ALLOCATION GROWTH PORTFOLIO


                                    Shares/Face      Market
Description                         Amount (000)   Value (000)
-------------------------------------------------------------
UNITED KINGDOM -- CONTINUED
Imperial Chemical                       4,100  $           19
International Power                    14,600              54
Kelda Group                             1,200              15
Lloyds TSB Group                        7,400              63
National Express Group*                   800              12
O2                                     42,400             103
Premier Foods*                          2,100              12
Royal Bank of Scotland                  2,345              70
Royal Dutch Shell, Cl A*                  400              12
Royal Dutch Shell, Cl B*                2,385              76
SABMiller                               3,000              52
Scottish & Southern Energy              2,400              41
Scottish Power                            500               5
Shire Pharmaceuticals                     900              10
Standard Chartered                      2,189              43
Tesco                                   2,700              16
Vodafone Group                         39,100             101
                                               --------------
TOTAL UNITED KINGDOM                                    1,083
                                               --------------
TOTAL FOREIGN COMMON STOCK (COST $5,413)                5,759
                                               --------------
-------------------------------------------------------------
REPURCHASE AGREEMENT -- 6.0%
Deutsche Bank
   3.29%, dated 07/29/05, to be
   repurchased on 08/01/05,
   repurchase price $1,786,621
   (collateralized by a
   U.S. Government obligation,
   par value $1,830,000,
   3.700%, 11/01/07; total market
   value $1,821,956)(A)                $1,787           1,787
                                               --------------
TOTAL REPURCHASE AGREEMENT (COST $1,787)                1,787
                                               --------------
TOTAL INVESTMENTS -- 99.0% (COST $27,431)              29,662
                                               --------------
-------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 1.0%
Foreign Currency (Cost $60)                                60
Receivable for Fund Shares Sold                           562
Payable for Investment Securities Purchased              (310)
Payable for Investment Advisory Fees                       (6)
Payable for Administration Fees                            (3)
Payable for Distribution Fees                             (12)
Payable for Insurance Expense to Affiliates               (61)
Other Assets and Liabilities, Net                          62
                                               --------------
TOTAL OTHER ASSETS AND LIABILITIES                        292
                                               --------------
NET ASSETS -- 100.0%                           $       29,954
                                               ==============
-------------------------------------------------------------


Description                                       Value (000)
-------------------------------------------------------------
NET ASSETS:
Paid-in-Capital ($0.001 par value)             $       27,689
Undistributed net investment income                         9
Accumulated net realized gain on investments               25
Unrealized appreciation on investments                  2,231
                                               --------------
NET ASSETS                                     $       29,954
                                               ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL CLASS
   ($6,255,029 / 534,498 SHARES)                       $11.70
                                                       ======
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A
   ($10,442,717 / 893,980 SHARES)                      $11.68
                                                       ======
MAXIMUM OFFERING
   PRICE PER SHARE -- CLASS A
   ($11.68/94.25%)                                     $12.39
                                                       ======
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS C+
   ($13,256,476 / 1,141,888 SHARES)                    $11.61
                                                       ======


* Non-income producing security.

+ Class C shares have a contingent deferred sales charge. For a description of a possible sales charge, please see this Portfolio's prospectus.

144A -- Security sold within the terms of a private placement memorandum, which is exempt from registration under
        Section 3A-4, 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other accredited investors. On July 31, 2005, these securities amounted to $224,000, representing 0.7% of the net assets of the Portfolio.

(A) -- Tri-party repurchase agreement

ADR -- American Depositary Receipt

Cl -- Class

GDR -- Global Depositary Receipt

LLC -- Limited Liability Company

REITs -- Real Estate Investment Trusts

Cost figures are shown with "000's" omitted.


The accompanying notes are an integral part of the financial statements.

                                                        OLD MUTUAL ADVISOR FUNDS

                                          PORTFOLIO EXPENSES EXAMPLE (UNAUDITED)

EXAMPLE

As a shareholder of a Portfolio you may pay two types of fees: transaction fees and fund-related fees. The Portfolios may charge transaction fees, including sales charges (loads) on purchase payments; redemption fees; and exchange fees. The Portfolios also incur various ongoing expenses, including management fees, distribution and/or service fees, and other fund expenses, which are indirectly paid by shareholders and affect your investment return.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended July 31, 2005.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. The Example includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. However, the Example does not include client specific fees, such as the $10.00 fee charged to IRA accounts, or the $10.00 fee charged for wire redemptions. The Example also does not include portfolio trading commissions and related trading expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each Portfolio under the heading entitled "Expenses Paid During Six-Month Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table provides information about hypothetical account values and hypothetical expenses based on each Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolios' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, this information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                   ANNUALIZED       EXPENSES
                           BEGINNING     ENDING     EXPENSE           PAID
                            ACCOUNT     ACCOUNT      RATIOS          DURING
                             VALUE       VALUE    FOR THE SIX       SIX MONTH
                            1/31/05     7/31/05   MONTH PERIOD       PERIOD*
--------------------------------------------------------------------------------
Old Mutual Asset Allocation Conservative Portfolio - Institutional Class
--------------------------------------------------------------------------------

  Actual Fund Return       $1,000.00  $1,030.90       1.25%          $6.29
  Hypothetical 5% Return    1,000.00   1,018.60       1.25            6.26

--------------------------------------------------------------------------------
Old Mutual Asset Allocation Conservative Portfolio - Class A
--------------------------------------------------------------------------------

  Actual Fund Return        1,000.00   1,029.90       1.50            7.55
  Hypothetical 5% Return    1,000.00   1,017.36       1.50            7.50

--------------------------------------------------------------------------------
Old Mutual Asset Allocation Conservative Portfolio - Class C
--------------------------------------------------------------------------------

  Actual Fund Return        1,000.00   1,026.10       2.25           11.30
  Hypothetical 5% Return    1,000.00   1,013.64       2.25           11.23

--------------------------------------------------------------------------------
Old Mutual Asset Allocation Balanced Portfolio - Institutional Class
--------------------------------------------------------------------------------

  Actual Fund Return        1,000.00   1,055.50       1.30            6.63
  Hypothetical 5% Return    1,000.00   1,018.35       1.30            6.51

--------------------------------------------------------------------------------
Old Mutual Asset Allocation Balanced Portfolio - Class A
--------------------------------------------------------------------------------

  Actual Fund Return        1,000.00   1,053.60       1.55            7.89
  Hypothetical 5% Return    1,000.00   1,017.11       1.55            7.75

--------------------------------------------------------------------------------
Old Mutual Asset Allocation Balanced Portfolio - Class C
--------------------------------------------------------------------------------

  Actual Fund Return        1,000.00   1,050.40       2.30           11.69
  Hypothetical 5% Return    1,000.00   1,013.39       2.30           11.48



                                                   ANNUALIZED       EXPENSES
                           BEGINNING     ENDING     EXPENSE           PAID
                            ACCOUNT     ACCOUNT      RATIOS          DURING
                             VALUE       VALUE    FOR THE SIX       SIX MONTH
                            1/31/05     7/31/05   MONTH PERIOD       PERIOD*
--------------------------------------------------------------------------------
Old Mutual Asset Allocation Moderate Growth Portfolio - Institutional Class
--------------------------------------------------------------------------------

  Actual Fund Return       $1,000.00  $1,066.90       1.30%          $6.66
  Hypothetical 5% Return    1,000.00   1,018.35       1.30            6.51

--------------------------------------------------------------------------------
Old Mutual Asset Allocation Moderate Growth Portfolio - Class A
--------------------------------------------------------------------------------

  Actual Fund Return        1,000.00   1,065.00       1.55            7.94
  Hypothetical 5% Return    1,000.00   1,017.11       1.55            7.75

--------------------------------------------------------------------------------
Old Mutual Asset Allocation Moderate Growth Portfolio - Class C
--------------------------------------------------------------------------------

  Actual Fund Return        1,000.00   1,061.47       2.30           11.76
  Hypothetical 5% Return    1,000.00   1,013.39       2.30           11.48

--------------------------------------------------------------------------------
Old Mutual Asset Allocation Growth Portfolio - Institutional Class
--------------------------------------------------------------------------------

  Actual Fund Return        1,000.00  1,083.30        1.35            6.97
  Hypothetical 5% Return    1,000.00  1,018.10        1.35            6.76

--------------------------------------------------------------------------------
Old Mutual Asset Allocation Growth Portfolio - Class A
--------------------------------------------------------------------------------

  Actual Fund Return        1,000.00  1,082.50        1.60            8.26
  Hypothetical 5% Return    1,000.00  1,016.86        1.60            8.00

--------------------------------------------------------------------------------
Old Mutual Asset Allocation Growth Portfolio - Class C
--------------------------------------------------------------------------------

  Actual Fund Return        1,000.00  1,079.00        2.35           12.11
  Hypothetical 5% Return    1,000.00  1,013.14        2.35           11.73

* Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

            OLD MUTUAL ADVISOR FUNDS

STATEMENTS OF OPERATIONS (000)
--------------------------------------------------------------------------------
For the period ended July 31, 2005

                                                     ----------------   ----------------     ----------------   ----------------
                                                        OLD MUTUAL         OLD MUTUAL           OLD MUTUAL         OLD MUTUAL
                                                     ASSET ALLOCATION   ASSET ALLOCATION     ASSET ALLOCATION   ASSET ALLOCATION
                                                       CONSERVATIVE         BALANCED          MODERATE GROWTH        GROWTH
                                                         PORTFOLIO          PORTFOLIO            PORTFOLIO          PORTFOLIO
                                                     ----------------   ----------------     ----------------   ----------------
                                                         9/30/04*           9/30/04*             9/30/04*           9/30/04*
                                                            to                 to                   to                 to
                                                          7/31/05            7/31/05              7/31/05            7/31/05
                                                     ----------------   ----------------     ----------------   ----------------
INVESTMENT INCOME:
     Dividends                                           $    49             $   234             $   245             $   200
     Interest                                                239                 365                 161                  19
     Less: Foreign Taxes Withheld                             (3)                (13)                (14)                (11)
                                                         -------             -------             -------             -------
       Total Investment Income                               285                 586                 392                 208
                                                         -------             -------             -------             -------
EXPENSES:
     Investment Advisory fees                                 75                 204                 159                 106
     Distribution and Service fees
       Class A                                                 6                  17                  13                   8
       Class C                                                22                  71                  78                  34
     Trustees' fees                                           25                  56                  32                  27
     Administration fees                                      11                  28                  22                  14
     Transfer Agent fees                                      88                 197                 158                 107
     Professional fees                                        69                 181                 150                  92
     Custodian fees                                           51                 106                 125                 102
     Registration and SEC fees                                42                  48                  45                  42
     Offering costs                                           27                  61                  34                  29
     Printing fees                                            20                  47                  45                  23
     Insurance and other expenses                             77                 166                 137                  97
                                                         -------             -------             -------             -------
     Total Expenses                                          513               1,182                 998                 681
                                                         -------             -------             -------             -------
     Waiver of Investment Advisory Fees                      (75)               (204)               (159)               (106)
     Reimbursement of other expenses by Adviser             (300)               (596)               (519)               (383)
                                                         -------             -------             -------             -------
     Net Expenses                                            138                 382                 320                 192
                                                         -------             -------             -------             -------
     NET INVESTMENT INCOME                                   147                 204                  72                  16
                                                         -------             -------             -------             -------
     Net Realized Gain from
       Security Transactions                                  76                 197                  17                  25
     Net Realized Loss
       on Forward Foreign Currency Contracts                 (31)                (64)                (63)                 --
     Net Change in Unrealized Appreciation
       on Investments                                        447               2,522               2,897               2,231
     Net Change in Unrealized Depreciation
       on Forward Foreign Currency Contracts                  (8)                (14)                 (8)                 --
                                                         -------             -------             -------             -------
     NET REALIZED AND UNREALIZED GAIN
       ON INVESTMENTS                                        484               2,641               2,843               2,256
                                                         -------             -------             -------             -------
     INCREASE IN NET ASSETS RESULTING
       FROM OPERATIONS                                   $   631             $ 2,845             $ 2,915             $ 2,272
                                                         =======             =======             =======             =======

* Commencement of operations.
Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

                                                        OLD MUTUAL ADVISOR FUNDS

                                       STATEMENTS OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------
                                              For the period ended July 31, 2005

                                                        -------------------  -------------------
                                                            OLD MUTUAL           OLD MUTUAL
                                                         ASSET ALLOCATION     ASSET ALLOCATION
                                                           CONSERVATIVE           BALANCED
                                                             PORTFOLIO            PORTFOLIO
                                                        -------------------  -------------------
                                                        9/30/04* to 7/31/05  9/30/04* to 7/31/05
                                                        -------------------  -------------------
INVESTMENT ACTIVITIES:
   Net Investment Income                                      $    147            $    204
   Net Realized Gain (Loss) from Security
     and Foreign Currency Transactions                              45                 133
   Net Change in Unrealized Appreciation
     on Investments and Foreign Currency Translation               439               2,508
                                                              --------            --------
   Net Increase in Net Assets Resulting from Operations            631               2,845
                                                              --------            --------
DIVIDENDS TO SHAREHOLDERS FROM:
   Net Investment Income
   Institutional Class                                             (57)                (73)
   Class A                                                         (32)                (61)
   Class C                                                         (24)                (29)
                                                              --------            --------
   Total Dividends                                                (113)               (163)
                                                              --------            --------
CAPITAL SHARE TRANSACTIONS:
   Institutional Class
    Shares Issued                                                4,868              10,189
    Shares Issued upon Reinvestment of Dividends                    58                  73
    Redemption Fees                                                 --                  --
    Shares Redeemed                                                 --                  (1)
                                                              --------            --------
   Total Institutional Class Transactions                        4,926              10,261
                                                              --------            --------
   Class A
    Shares Issued                                                6,851              19,334
    Shares Issued upon Reinvestment of Dividends                    24                  44
    Redemption Fees                                                 --                  --
    Shares Redeemed                                               (331)               (658)
                                                              --------            --------
   Total Class A Transactions                                    6,544              18,720
                                                              --------            --------
   Class C
    Shares Issued                                                7,931              24,281
    Shares Issued upon Reinvestment of Dividends                     7                  13
    Redemption Fees                                                 --                  --
    Shares Redeemed                                               (160)               (856)
                                                              --------            --------
   Total Class C Transactions                                    7,778              23,438
                                                              --------            --------
   Increase in Net Assets Derived from
       Capital Share Transactions                               19,248              52,419
                                                              --------            --------
   Total Increase in Net Assets                                 19,766              55,101
                                                              --------            --------
NET ASSETS:
   Beginning of Period                                              25                  25
                                                              --------            --------
   End of Period                                              $ 19,791            $ 55,126
                                                              ========            ========
   Undistributed Income/Distributions
     in excess of net investment income                       $      8            $    (16)

SHARES ISSUED AND REDEEMED:
   Institutional Class
    Shares Issued                                                  487               1,017
    Shares Issued upon Reinvestment of Dividends                     6                   7
    Shares Redeemed                                                 --                  --
                                                              --------            --------
   Total Institutional Class Share Transactions                    493               1,024
                                                              --------            --------
   Class A
    Shares Issued                                                  664               1,825
    Shares Issued upon Reinvestment of Dividends                     3                   4
    Shares Redeemed                                                (32)                (62)
                                                              --------            --------
   Total Class A Share Transactions                                635               1,767
                                                              --------            --------
   Class C
    Shares Issued                                                  768               2,292
    Shares Issued upon Reinvestment of Dividends                     1                   1
    Shares Redeemed                                                (16)                (81)
                                                              --------            --------
   Total Class C Share Transactions                                753               2,212
                                                              --------            --------
   Net Increase in Shares Outstanding                            1,881               5,003
                                                              ========            ========


                                                          -------------------  -------------------
                                                              OLD MUTUAL           OLD MUTUAL
                                                           ASSET ALLOCATION     ASSET ALLOCATION
                                                           MODERATE GROWTH           GROWTH
                                                               PORTFOLIO            PORTFOLIO
                                                          -------------------  -------------------
                                                          9/30/04* to 7/31/05  9/30/04* to 7/31/05
                                                          -------------------  -------------------
INVESTMENT ACTIVITIES:
   Net Investment Income                                       $     72             $     16
   Net Realized Gain (Loss) from Security
     and Foreign Currency Transactions                              (46)                  25
   Net Change in Unrealized Appreciation
     on Investments and Foreign Currency Translation              2,889                2,231
                                                               --------             --------
   Net Increase in Net Assets Resulting from Operations           2,915                2,272
                                                               --------             --------
DIVIDENDS TO SHAREHOLDERS FROM:
   Net Investment Income
   Institutional Class                                               (6)                  (6)
   Class A                                                           (3)                  (1)
   Class C                                                           --                   --
                                                               --------             --------
   Total Dividends                                                   (9)                  (7)
                                                               --------             --------
CAPITAL SHARE TRANSACTIONS:
   Institutional Class
    Shares Issued                                                 5,579                5,378
    Shares Issued upon Reinvestment of Dividends                      6                    6
    Redemption Fees                                                  --                   --
    Shares Redeemed                                                  --                   --
                                                               --------             --------
   Total Institutional Class Transactions                         5,585                5,384
                                                               --------             --------
   Class A
    Shares Issued                                                17,651                9,915
    Shares Issued upon Reinvestment of Dividends                      2                    1
    Redemption Fees                                                  --                   --
    Shares Redeemed                                                (811)                (197)
                                                               --------             --------
   Total Class A Transactions                                    16,842                9,719
                                                               --------             --------
   Class C
    Shares Issued                                                29,814               12,967
    Shares Issued upon Reinvestment of Dividends                     --                   --
    Redemption Fees                                                  --                   --
    Shares Redeemed                                                (252)                (406)
                                                               --------             --------
   Total Class C Transactions                                    29,562               12,561
                                                               --------             --------
   Increase in Net Assets Derived from
       Capital Share Transactions                                51,989               27,664
                                                               --------             --------
   Total Increase in Net Assets                                  54,895               29,929
                                                               --------             --------
NET ASSETS:
   Beginning of Period                                               25                   25
                                                               --------             --------
   End of Period                                               $ 54,920             $ 29,954
                                                               ========             ========
   Undistributed Income/Distributions
     in excess of net investment income                        $      3             $      9

SHARES ISSUED AND REDEEMED:
   Institutional Class
    Shares Issued                                                   553                  533
    Shares Issued upon Reinvestment of Dividends                      1                    1
    Shares Redeemed                                                  --                   --
                                                               --------             --------
   Total Institutional Class Share Transactions                     554                  534
                                                               --------             --------
   Class A
    Shares Issued                                                 1,645                  915
    Shares Issued upon Reinvestment of Dividends                     --                   --
    Shares Redeemed                                                 (76)                 (22)
                                                               --------             --------
   Total Class A Share Transactions                               1,569                  893
                                                               --------             --------
   Class C
    Shares Issued                                                 2,772                1,179
    Shares Issued upon Reinvestment of Dividends                     --                   --
    Shares Redeemed                                                 (23)                 (38)
                                                               --------             --------
   Total Class C Share Transactions                               2,749                1,141
                                                               --------             --------
   Net Increase in Shares Outstanding                             4,872                2,568
                                                               ========             ========

* Commencement of operations.
Amounts designated as "--" are either $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.

OLD MUTUAL ADVISOR FUNDS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a Share Outstanding Throughout the Period Ended July 31, 2005

                                                 ----------------------------------------------------------------------------
                                                               OLD MUTUAL ASSET ALLOCATION CONSERVATIVE PORTFOLIO
                                                 ----------------------------------------------------------------------------
                                                 INSTITUTIONAL
                                                     CLASS                        CLASS A                         CLASS C
                                                 -------------                ---------------                 ---------------
                                                  (9/30/04 TO                   (9/30/04 TO                     (9/30/04 TO
                                                   7/31/05)*                     7/31/05)*                        7/31/05)*
                                                 -------------                ---------------                 ---------------
Net Asset Value, Beginning of Period               $   10.00                      $   10.00                      $   10.00
                                                   ---------                      ---------                      ---------
Net Investment Income**                                 0.16                           0.16                           0.10
Realized and Unrealized Gains on Securities**           0.50                           0.47                           0.47
                                                   ---------                      ---------                      ---------
Redemption Fees                                           --                             --                             --
   Total from Operations                                0.66                           0.63                           0.57
                                                   ---------                      ---------                      ---------
Dividends from Net Investment Income                   (0.12)                         (0.10)                         (0.07)
                                                   ---------                      ---------                      ---------
   Total Dividends                                     (0.12)                         (0.10)                         (0.07)
                                                   ---------                      ---------                      ---------
Net Asset Value, End of Period                     $   10.54                      $   10.53                      $   10.50
                                                   =========                      =========                      =========
   Total Return+                                        6.60%                          6.36%                          5.75%
                                                   =========                      =========                      =========
Net Assets End of Period (000)                     $   5,193                      $   6,684                      $   7,914
                                                   =========                      =========                      =========
Ratio of Expenses to Average Net Assets++               1.25%                          1.50%                          2.25%
Ratio of Net Investment Income to
   Average Net Assets++                                 1.82%                          1.87%                          1.15%
Ratio of Expenses to Average Net Assets
   (Excluding Waivers)++                                6.95%                          4.68%                          4.92%
Portfolio Turnover Rate+++                            170.31%                        170.31%                        170.31%

                                                 ----------------------------------------------------------------------------
                                                                 OLD MUTUAL ASSET ALLOCATION BALANCED PORTFOLIO
                                                 ----------------------------------------------------------------------------
                                                 INSTITUTIONAL
                                                     CLASS                        CLASS A                         CLASS C
                                                 -------------                ---------------                 ---------------
                                                  (9/30/04 TO                   (9/30/04 TO                     (9/30/04 TO
                                                   7/31/05)*                     7/31/05)*                        7/31/05)*
                                                 -------------                ---------------                 ---------------
Net Asset Value, Beginning of Period               $    10.00                   $    10.00                      $    10.00
                                                   ----------                   ----------                      ----------
Net Investment Income**                                  0.10                         0.10                            0.03
Realized and Unrealized Gains on Securities**            1.01                         0.98                            1.00
                                                   ----------                   ----------                      ----------
Redemption Fees                                            --                           --                              --
   Total from Operations                                 1.11                         1.08                            1.03
                                                   ----------                   ----------                      ----------
Dividends from Net Investment Income                    (0.07)                       (0.06)                          (0.03)
                                                   ----------                   ----------                      ----------
   Total Dividends                                      (0.07)                       (0.06)                          (0.03)
                                                   ----------                   ----------                      ----------
Net Asset Value, End of Period                     $    11.04                   $    11.02                      $    11.00
                                                   ==========                   ==========                      ==========
   Total Return+                                        11.15%                       10.83%                          10.31%
                                                   ==========                   ==========                      ==========
Net Assets End of Period (000)                     $   11,303                   $   19,481                      $   24,342
                                                   ==========                   ==========                      ==========
Ratio of Expenses to Average Net Assets++                1.30%                        1.55%                           2.30%
Ratio of Net Investment Income to
   Average Net Assets++                                  1.14%                        1.13%                           0.38%
Ratio of Expenses to Average Net Assets
   (Excluding Waivers)++                                 6.08%                        4.42%                           4.92%
Portfolio Turnover Rate+++                             125.19%                      125.19%                         125.19%

*   Fund commenced operations September 30, 2004.
**  Per Share data was calculated using the Average Shares method.
+   Total return has not been annualized, returns do not reflect loads.
++  Ratios for the period have been annualized.
+++ Portfolio turnover rate has not been annualized.
Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

                                                        OLD MUTUAL ADVISOR FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
               For a Share Outstanding Throughout the Period Ended July 31, 2005

                                                 ----------------------------------------------------------------------------
                                                              OLD MUTUAL ASSET ALLOCATION MODERATE GROWTH PORTFOLIO
                                                 ----------------------------------------------------------------------------
                                                 INSTITUTIONAL
                                                     CLASS                        CLASS A                         CLASS C
                                                 -------------                ---------------                 ---------------
                                                  (9/30/04 TO                   (9/30/04 TO                     (9/30/04 TO
                                                   7/31/05)*                     7/31/05)*                        7/31/05)*
                                                 -------------                ---------------                 ---------------
Net Asset Value, Beginning of Period               $   10.00                    $    10.00                       $    10.00
                                                   ---------                    ----------                       ----------
Net Investment Income (Loss)**                          0.07                          0.06                             0.00
Realized and Unrealized Gains on Securities**           1.27                          1.25                             1.24
                                                   ---------                    ----------                       ----------
Redemption Fees                                           --                            --                               --
   Total from Operations                                1.34                          1.31                             1.24
                                                   ---------                    ----------                       ----------
Dividends from Net Investment Income                   (0.01)                        (0.01)                           --
                                                   ---------                    ----------                       ----------
   Total Dividends                                     (0.01)                        (0.01)                           --
                                                   ---------                    ----------                       ----------
Net Asset Value, End of Period                     $   11.33                    $    11.30                       $    11.24
                                                   =========                    ==========                       ==========
   Total Return+                                       13.43%                        13.11%                           12.44%
                                                   =========                    ==========                       ==========
Net Assets End of Period (000)                     $   6,279                    $   17,736                       $   30,905
                                                   =========                    ==========                       ==========
Ratio of Expenses to Average Net Assets++               1.30%                         1.55%                            2.30%
Ratio of Net Investment Income (Loss) to
   Average Net Assets++                                 0.79%                         0.70%                           (0.03)%
Ratio of Expenses to Average Net Asset
   (Excluding Waivers)++                                6.81%                         4.92%                            5.44%
Portfolio Turnover Rate+++                             98.50%                        98.50%                           98.50%

                                                 ----------------------------------------------------------------------------
                                                                   OLD MUTUAL ASSET ALLOCATION GROWTH PORTFOLIO
                                                 ----------------------------------------------------------------------------
                                                 INSTITUTIONAL
                                                     CLASS                        CLASS A                         CLASS C
                                                 -------------                ---------------                 ---------------
                                                  (9/30/04 TO                   (9/30/04 TO                     (9/30/04 TO
                                                   7/31/05)*                     7/31/05)*                        7/31/05)*
                                                 -------------                ---------------                 ---------------
Net Asset Value, Beginning of Period               $   10.00                    $    10.00                      $    10.00
                                                   ---------                    ----------                      ----------
Net Investment Income (Loss)**                          0.04                          0.03                           (0.04)
Realized and Unrealized Gains on Securities**           1.67                          1.66                            1.65
                                                   ---------                    ----------                      ----------
Redemption Fees                                           --                            --                              --
   Total from Operations                                1.71                          1.69                            1.61
                                                   ---------                    ----------                      ----------
Dividends from Net Investment Income                   (0.01)                        (0.01)                             --
                                                   ---------                    ----------                      ----------
   Total Dividends                                     (0.01)                        (0.01)                             --
                                                   ---------                    ----------                      ----------
Net Asset Value, End of Period                     $   11.70                    $    11.68                      $    11.61
                                                   =========                    ==========                      ==========
   Total Return+                                       17.13%                        16.91%                          16.15%
                                                   =========                    ==========                      ==========
Net Assets End of Period (000)                     $   6,255                    $   10,443                      $   13,256
                                                   =========                    ==========                      ==========
Ratio of Expenses to Average Net Assets++               1.35%                         1.60%                           2.35%
Ratio of Net Investment Income (Loss) to
   Average Net Assets++                                 0.43%                         0.33%                          (0.44)%
Ratio of Expenses to Average Net Assets
   (Excluding Waivers)++                                7.19%                         5.02%                           5.63%
Portfolio Turnover Rate+++                             59.93%                        59.93%                          59.93%

*   Fund commenced operations September 30, 2004.
**  Per share data was calculated using the Average Shares method.
+   Total return has not been annualized, returns do not reflect loads.
++  Ratios for the period have been annualized.
+++ Portfolio turnover rate has not been annualized.
Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

OLD MUTUAL ADVISOR FUNDS

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
As of July 31, 2005


1.  ORGANIZATION

Old Mutual Advisor Funds (the "Trust"), a Delaware statutory trust effective May 26, 2004, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently offers five series portfolios, the Old Mutual Asset Allocation Conservative Portfolio, the Old Mutual Asset Allocation Balanced Portfolio, the Old Mutual Asset Allocation Moderate Growth Portfolio and the Old Mutual Asset Allocation Growth Portfolio (each a "Fund" and collectively the "Funds") and the Old Mutual Copper Rock Emerging Growth Fund. The Funds commenced operations on September 30, 2004. The Old Mutual Copper Rock Emerging Growth Fund's financial statements are presented separately. Shareholders may purchase shares of the Funds through three separate classes, Institutional Class, Class A and Class C shares, which have different distribution costs, voting rights and dividends. Except for these differences, each Class share of each Fund represents an equal proportionate interest in that Fund. Each Fund is classified as a diversified management investment company. The Trust's prospectuses provide a description of each Fund's investment objective, policies and investment strategies.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Investment securities of the Funds that are listed on a securities exchange, and for which market quotations are readily available, are valued at the last quoted sales price at the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time). Investment securities of the Funds that are quoted on a national market system are valued at the official closing price, or if there is none, at the last sales price. If there is no such reported sale, these securities and unlisted securities for which market quotations are not readily available, are valued at the last bid price. Securities for which market prices are not "readily available," of which there were none as of July 31, 2005, are valued in accordance with Fair Value Procedures established by the Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.However, debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations with maturities of 60 days or less may be valued at amortized cost, which approximates market value. Under this valuation method, acquisition discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Foreign securities may be valued based upon quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued by another method that the Board of Trustees believes accurately reflects fair value.

OPTIONS AND FUTURES -- Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. Futures are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income and distributions to shareholders are recognized on the ex-dividend date; interest income is recognized on the accrual basis and includes amortization of premiums and accretion of discounts on investments. Costs used in determining realized capital gains and losses on the sale of investment securities are those of the specific securities sold adjusted for the accretion and amortization of acquisition discounts and premiums during the respective holding periods.

DIVIDENDS AND DISTRIBUTIONS -- Dividends from net investment income for the Funds are declared at least annually, if available. Distributions of net realized capital gains, for each Fund, are generally made to shareholders annually, if available.

FOREIGN WITHHOLDING TAXES -- The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned.

FORWARD FOREIGN CURRENCY CONTRACTS -- The Funds may enter into forward foreign currency contracts as hedges against specific transactions, fund positions or anticipated fund positions. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded accordingly. The Funds realize gains and losses at the time the forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Net Assets. As of July 31, 2005, the Funds had the following forward foreign currency contracts outstanding:

                                                        OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL ASSET ALLOCATION CONSERVATIVE PORTFOLIO
                                                                                           UNREALIZED
SETTLEMENT DATE    CURRENCY TO DELIVER   CURRENCY TO RECEIVE    CONTRACT VALUE     APPRECIATION/(DEPRECIATION)
---------------    -------------------   -------------------    --------------     --------------------------
   10/14/05        EUR          46,624   AUD          76,274      $ 56,215                  $(1,360)
   10/14/05        EUR          48,737   DKK         363,016        59,020                      (71)
   10/14/05        EUR          26,735   GBP          17,859        32,413                   (1,193)
   10/14/05        EUR          27,111   NOK         215,261        32,826                      320
   10/14/05        EUR          71,957   SEK         676,393        87,715                      (73)
   10/14/05        EUR          20,306   USD          24,244        24,244                     (497)
   10/14/05        JPY         480,733   EUR           3,688         4,464                      171
   10/14/05        NOK           4,202   USD             638           638                      (14)
   10/14/05        SEK         591,173   USD          76,716        76,716                      152
   10/14/05        USD          14,053   AUD          18,274        14,053                     (224)
   10/14/05        USD          15,177   DKK          93,178        15,177                       47
   10/14/05        USD          38,178   EUR          31,496        38,178                      197
   10/14/05        USD          23,355   GBP          12,892        23,355                     (700)
   10/14/05        USD         184,733   JPY      19,902,809       184,733                   (5,773)
   10/14/05        USD          45,895   NOK         299,693        45,895                      540
                                                                ----------------------------------------
   TOTAL                                                          $695,642                  $(8,478)
                                                                ========================================

OLD MUTUAL ASSET ALLOCATION BALANCED PORTFOLIO
                                                                                           UNREALIZED
SETTLEMENT DATE    CURRENCY TO DELIVER   CURRENCY TO RECEIVE    CONTRACT VALUE     APPRECIATION/(DEPRECIATION)
---------------    -------------------   -------------------    --------------     --------------------------
   10/14/05        EUR          68,877   AUD         108,247     $   83,047               $ (2,009)
   10/14/05        EUR          71,998   DKK         536,273         87,189                   (105)
   10/14/05        EUR          39,494   GBP          26,382         47,882                 (1,763)
   10/14/05        EUR          21,005   JPY       2,738,123         25,436                   (973)
   10/14/05        EUR          40,051   NOK         318,003         48,494                    473
   10/14/05        EUR         106,301   SEK         999,229        129,580                   (108)
   10/14/05        EUR          29,997   USD          35,815         35,815                   (735)
   10/14/05        NOK           6,328   USD             960            960                    (20)
   10/14/05        SEK         868,445   USD         112,697        112,697                    223
   10/14/05        USD          25,081   AUD          32,615         25,081                   (400)
   10/14/05        USD          27,174   DKK         166,832         27,174                     85
   10/14/05        USD         275,936   EUR         227,636        275,935                  1,422
   10/14/05        USD          32,502   GBP          17,942         32,502                   (974)
   10/14/05        USD         289,710   JPY      31,212,791        289,710                 (9,054)
   10/14/05        USD          72,814   NOK         475,478         72,814                    857
                                                                ----------------------------------------
   TOTAL                                                         $1,294,316               $(13,081)
                                                                ========================================

OLD MUTUAL ASSET ALLOCATION MODERATE GROWTH PORTFOLIO
                                                                                           UNREALIZED
SETTLEMENT DATE    CURRENCY TO DELIVER   CURRENCY TO RECEIVE    CONTRACT VALUE     APPRECIATION/(DEPRECIATION)
---------------    -------------------   -------------------    --------------     --------------------------
   10/14/05        EUR          29,610   AUD          46,536      $ 35,702                 $  (864)
   10/14/05        EUR          30,953   DKK         230,548        37,483                     (45)
   10/14/05        EUR          16,979   GBP          11,342        20,585                    (758)
   10/14/05        EUR          19,806   JPY       2,581,841        23,984                    (917)
   10/14/05        EUR          17,218   NOK         136,713        20,848                     203
   10/14/05        EUR          45,700   SEK         429,577        55,708                     (46)
   10/14/05        EUR          12,896   USD          15,397        15,397                    (316)
   10/14/05        NOK           3,485   USD             529           529                     (11)
   10/14/05        SEK         352,814   USD          45,784        45,784                      91
   10/14/05        USD          26,744   AUD          34,777        26,744                    (427)
   10/14/05        USD          28,294   DKK         173,712        28,294                      88
   10/14/05        USD         209,757   EUR         173,041       209,757                   1,081
   10/14/05        USD          18,416   GBP          10,166        18,416                    (552)
   10/14/05        USD         209,017   JPY      22,519,068       209,017                  (6,532)
   10/14/05        USD          48,893   NOK         319,269        48,893                     575
                                                                ----------------------------------------
   TOTAL                                                          $797,141                 $(8,430)
                                                                ========================================

AUD   -- Australian Dollar   NOK  --  Norwegian KronE
DKK   -- Danish Krone        SEK  --  Swedish Krona
GBP   -- British Pound       USD  --  U.S. Dollar
JPY   -- Japanese Yen

OLD MUTUAL ADVISOR FUNDS

--------------------------------------------------------------------------------
As of July 31, 2005


TRI-PARTY REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by a third party custodian bank until the respective agreements mature. Provisions of the repurchase agreements and procedures adopted by the Funds' Board of Trustees require that the market value of the collateral including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into insolvency proceedings, realization of the collateral by a Fund may be delayed or limited.

TBA PURCHASE COMMITMENTS -- The Funds may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of each Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

MORTGAGE DOLLAR ROLLS -- The Funds may enter into mortgage dollar rolls (principally using TBA's) in which each Fund sells mortgage securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities at an agreed-upon price on a fixed date. Each Fund accounts for such dollar rolls under the purchases and sales method and receives compensation as consideration for entering into the commitment to repurchase. Each Fund must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that each Fund is required to purchase may decline below the agreed upon repurchase price of those securities.

The counterparty receives all principal and interest payments, including prepayments, made in respect of a security subject to such a contract while it is the holder. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. Each Fund engages in dollar rolls for the purpose of enhancing its yield, principally by earning a negotiated fee.

FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

     (I) market value of investment securities, other assets and liabilities at the current rate of exchange; and

     (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities.

The Funds report gains and losses on foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income or loss for Federal income tax purposes.

FUTURES CONTRACTS -- The Funds may utilize futures contracts primarily to hedge against changes in security prices. Upon entering into a futures contract, the Funds will deposit securities for the initial margin with its custodian in a segregated account. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Funds each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of ) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Funds could lose more than the original margin deposit required to initiate the futures transaction.

OPTIONS -- The Funds may write or purchase financial options contracts primarily to hedge against changes in security prices, or securities that the Funds intend to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. When the Funds write or purchase an option, an amount equal to the premium received or paid by the Funds is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds have realized a gain or a loss on investment transactions. The Funds as writers of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS) -- CMOs are hybrids between mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, CMOs usually pay interest monthly and have a more focused range of principal payment dates than pass-through securities. While CMOs may be collateralized by whole mortgage loans, CMOs are more typically collateralized by mortgage-backed securities guaranteed by Government National Mortgage Association, Federal Home Loan Mortgage Corporation, or Federal National Mortgage Association and their income streams.

A Real Estate Mortgage Investment Conduit (REMIC) is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended, and invests in certain mortgages primarily secured by interests in real property and other permitted investments.

CMOs are structured into multiple classes, each bearing a different stated maturity. Each class of CMO or REMIC certificate, often referred to as a "tranche," is issued at a specific interest rate and must be fully retired by its final distribution date. Generally, all classes of CMOs or REMIC certificates pay or accrue interest monthly. Investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities.

OFFERING COSTS -- All offering costs incurred with the start up of the Funds are being amortized on a straight line basis over a period of twelve months starting with the commencement of the Trust's operations. As of July 31, 2005, the Old Mutual Asset Allocation Conservative Portfolio, Old Mutual Asset Allocation Balanced Portfolio, Old Mutual Asset Allocation Moderate Growth Portfolio and the Old Mutual Asset Allocation Growth Portfolio, since their inception on September 30, 2004, had $5,456, $12,133, $6,520 and $5,449, respectively, remaining in offering costs to be amortized.

OTHER -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are prorated to the Funds on the basis of relative net assets. Class specific expenses, such as 12b-1,

                                                        OLD MUTUAL ADVISOR FUNDS


distribution and service fees, are borne by that class. Income, other expenses and realized and unrealized gains and losses of a Fund are allocated to the respective class on the basis of the relative net assets each day.

The Fund has an arrangement with the transfer agent, DST Systems, Inc., whereby interest earned on uninvested cash balances is used to offset a portion of the transfer agent expense. The transfer agent expenses shown in the Statements of Operations are in total and do not reflect the expense reductions, if any, which are shown separately.

All Funds impose a 2% redemption/exchange fee on total redemption proceeds (after applicable deferred sales charges) of any shareholder redeeming shares (including redemption by exchange) of the Funds within 10 calendar days of their purchase. The Funds charge the redemption/exchange fee to discourage market timing by those shareholders initiating redemptions or exchanges to take advantage of short-term market movements. The redemption fee will be imposed to the extent that the number of Fund shares redeemed exceeds the number of Fund shares that have been held for more than 10 calendar days. In determining how long shares of the Fund have been held, shares held by the investor for the longest period of time will be sold first. The Funds will retain the fee by crediting them the capital. As of July 31, 2005, the following redemption fees were collected by the Funds.


                              INSTITUTIONAL CLASS      CLASS A       CLASS C
--------------------------------------------------------------------------------
Old Mutual Asset Allocation
  Conservative Portfolio             $ --                $  1         $ --

Old Mutual Asset Allocation
  Balanced Portfolio                   --                 100            9

Old Mutual Asset Allocation
  Moderate Growth Portfolio            --                   1          126

Old Mutual Asset Allocation
  Growth Portfolio                     --                  24           35


3. INVESTMENT ADVISORY FEES, ADMINISTRATIVE FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Old Mutual Capital, Inc. (the "Adviser") is an indirect, wholly owned subsidiary of Old Mutual (US) Holdings Inc. ("OMUSH"), which is a wholly owned subsidiary of Old Mutual plc. a London-Exchange listed international financial services firm. The Funds and the Adviser are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under which, the Adviser is paid a monthly fee that is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Fund.

For its services to the Funds, the Adviser will receive, on an annual basis, the following management fees:

        FUND                 MANAGEMENT FEE    ASSET LEVEL
--------------------------------------------------------------------------------
Old Mutual Asset Allocation      0.850%      Less than $1 billion
  Conservative Portfolio         0.825%      From $1 billion to $2 billion
                                 0.800%      From $2 billion to $3 billion
                                 0.775%      Greater than $3 billion

Old Mutual Asset Allocation      0.900%      Less than $1 billion
  Balanced Portfolio and         0.875%      From $1 billion to $2 billion

Old Mutual Asset Allocation      0.850%      From $2 billion to $3 billion
  Moderate Growth                0.825%      Greater than $3 billion
  Portfolio

Old Mutual Asset Allocation      0.950%      Less than $1 billion
  Growth Portfolio               0.925%      From $1 billion to $2 billion
                                 0.900%      From $2 billion to $3 billion
                                 0.875%      Greater than $3 billion


In the interest of limiting expenses of the Funds, the Adviser has entered into separate expense limitation agreements ("Expense Limitation Agreements") pursuant to which the Adviser has agreed, in writing, to waive or limit its fees and to assume other expenses of the Funds to the extent necessary to limit the total annual expenses to a specified percentage of the Funds' average daily net assets through September 7, 2006.

The expense limitations are as follows:

             FUND           INSTITUTIONAL CLASS       CLASS A    CLASS C
--------------------------------------------------------------------------------
Old Mutual Asset Allocation
  Conservative Portfolio           1.25%               1.50%      2.25%

Old Mutual Asset Allocation
  Balanced Portfolio               1.30%               1.55%      2.30%

Old Mutual Asset Allocation
  Moderate Growth
  Portfolio                        1.30%               1.55%      2.30%

Old Mutual Asset Allocation
  Growth Portfolio                 1.35%               1.60%      2.35%


Reimbursement by the Funds of the advisory fees waived and other expenses paid by the Adviser pursuant to the Expense Limitation Agreements may be made at a later date when the Funds have reached a sufficient asset size to permit reimbursement to be made without causing the total annual expense rate of each Fund to exceed the expense limitation. Consequently, no reimbursement by a Fund will be made unless: (i) the Fund's assets exceed $75 million; (ii) the Fund's total annual expense ratio is less than the expense limitation (excluding certain other expenses such as brokerage commissions and extraordinary expenses); and (iii) the payment of such reimbursement was approved by the Board of Trustees on a quarterly basis. Moreover, in accordance with the terms of agreements with the Adviser, whereby, to the extent that the Adviser reimburses advisory fees or absorbs operating expenses of a Fund, the Adviser may seek payment of such of such amounts within two fiscal years after the fiscal year in which fees were reimbursed or absorbed, the actual expenses charged to the Funds may exceed these limits. At July 31, 2005, pursuant to the above, the amount the Advisor may seek reimbursement of previously waived and reimbursed fees for the Old Mutual Conservative Portfolio, Old Mutual Balanced Portfolio, Old Mutual Moderate Growth Portfolio and the Old Mutual Growth Portfolio was $374,843, $800,513, $678,477 and $489,171, respectively.

The Trust, on behalf of the Funds, and the Adviser have entered into a sub-advisory agreement (the "Ibbotson Sub-Advisory Agreement") with Ibbotson Associates Advisors, LLC ("Ibbotson"). For the services provided and expenses incurred pursuant to the Ibbotson Sub-Advisory Agreement for the Funds, Ibbotson is entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of such portion of the Funds managed by Ibbotson, which is computed and paid monthly at an annual rate equal to the greater of (i) a percentage of the portion of each Fund's average daily net assets so managed, which will be 0.08% for average daily net assets up to $250 million, 0.07% for average daily net assets from $250 million to $500 million, 0.06% for average daily net assets from $500 million to $750 million, 0.05% for average daily net assets from $750 million to $1 billion, 0.04% for average daily net assets from $1 billion to $2 billion, and 0.03% for average daily net assets over $2 billion, and (ii) $200,000.

The Trust, on behalf of each Fund, and the Adviser have entered into a sub-advisory agreement (the "Acadian Sub-Advisory Agreement") with Acadian Asset Management, Inc. ("Acadian"). Acadian is a wholly owned subsidiary of OMUSH. For the services provided and expenses incurred pursuant to the Acadian Sub-Advisory Agreement for the Funds, Acadian is entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets

OLD MUTUAL ADVISOR FUNDS

--------------------------------------------------------------------------------
As of July 31, 2005


of such portion of the Funds managed by Acadian, which is computed and paid monthly at an annual rate of 0.45% of the average daily net assets so managed.

The Trust, on behalf of each Fund, and the Adviser have entered into a sub-advisory agreement (the "Analytic Sub-Advisory Agreement") with Analytic Investors, Inc. ("Analytic"). Analytic is a wholly owned subsidiary of OMUSH. For the services provided and expenses incurred pursuant to the Analytic Sub-Advisory Agreement for the Funds, Analytic is entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of such portion of the Funds managed by Analytic, which is computed and paid monthly at an annual rate of 0.35% of the average daily net assets so managed.

The Trust, on behalf of each Fund, and the Adviser have entered into a sub-advisory agreement (the "BHMS Sub-Advisory Agreement") with Barrow, Hanley, Mewhinney & Strauss, Inc. ("Barrow, Hanley"). Barrow Hanley is a wholly owned subsidiary of OMUSH. For the services provided and expenses incurred pursuant to the BHMS Sub-Advisory Agreement for the Funds, Barrow, Hanley is entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of such portion of the Funds managed by Barrow, Hanley, which is computed and paid monthly at an annual rate equal to a percentage of the portion of each Fund's average daily net assets so managed, which will be 0.15% for U.S. Intermediate Fixed Income, 0.15% for U.S. Core Fixed Income, 0.35% for U.S. Large Cap Value, 0.45% for U.S. Mid Cap Value and 0.50% for U.S. Small Cap Value.

The Trust, on behalf of each Fund, and the Adviser have entered into a sub-advisory agreement (the "Clay Finlay Sub-Advisory Agreement") with Clay Finlay, Inc. ("Clay Finlay"). Clay Finlay is a wholly owned subsidiary of OMUSH. For the services provided and expenses incurred pursuant to the Clay Finlay Sub-Advisory Agreement for the Funds, Clay Finlay is entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of such portion of the Funds managed by Clay Finlay, which is computed and paid monthly at an annual rate equal to a percentage of the portion of each Fund's average daily net assets so managed, which will be 0.45% for International Large Cap Equity and 0.50% for Emerging Markets Equity.

The Trust, on behalf of each Fund, and the Adviser have entered into a sub-advisory agreement (the "Dwight Sub-Advisory Agreement") with Dwight Asset Management Company ("Dwight"). Dwight is a wholly owned subsidiary of OMUSH. For the services provided and expenses incurred pursuant to the Dwight Sub-Advisory Agreement for the Funds, Dwight is entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of such portion of the Funds managed by Dwight, which is computed and paid monthly at an annual rate equal to a percentage of the portion of each Fund's average daily net assets so managed, which will be 0.10% for Cash Management, 0.15% for U.S. Intermediate Fixed Income, 0.15% for U.S. Core Fixed Income and 0.25% for U.S. High Yield Fixed Income.

The Trust, on behalf of each Fund, and the Adviser have entered into a sub-advisory agreement, as amended (the "Heitman Sub-Advisory Agreement") with Heitman Real Estate Securities LLC ("Heitman"). Heitman is a wholly owned subsidiary of Heitman LLC, a Delaware limited liability company owned 50% by Heitman senior executives and 50% by Old Mutual (HFL) Inc., a wholly owned subsidiary of OMUSH. For the services provided and expenses incurred pursuant to the Heitman Sub-Advisory Agreement for the Funds, Heitman is entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of such portion of the Funds managed by Heitman, which is computed and paid monthly at an annual rate of 0.40% of the average daily net assets so managed.

The Trust, on behalf of each Fund, and the Adviser have entered into a sub-advisory agreement (the "LRC Sub-Advisory Agreement") with Liberty Ridge Capital, Inc. ("Liberty Ridge"). Liberty Ridge is a wholly owned subsidiary of OMUSH. Prior to October 1, 2004, Liberty Ridge was known as Pilgrim Baxter & Associates, Ltd. For the services provided and expenses incurred pursuant to the LRC Sub-Advisory Agreement for the Funds, Liberty Ridge is entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of such portion of the Funds managed by Liberty Ridge, which is computed and paid monthly at an annual rate equal to a percentage of the portion of each Fund's average daily net assets so managed, which will be 0.35% for U.S. Large Cap Growth, 0.35% for U.S. Large Cap Blend, 0.40% for All Cap Blend, 0.45% for U.S. Mid Cap Equity, 0.45% for U.S. Mid Cap Growth, 0.50% for U.S. Small Cap Growth and 0.50% for U.S. Small Cap Blend.

The Trust, on behalf of each Fund, and the Adviser have entered into a sub-advisory agreement (the "Provident Sub-Advisory Agreement") with Provident Investment Counsel ("Provident"). Provident is a wholly owned subsidiary of OMUSH. For the services provided and expenses incurred pursuant to the Provident Sub-Advisory Agreement for the Funds, Provident is entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of such portion of the Funds managed by Provident, which is computed and paid monthly at an annual rate equal to a percentage of the portion of each Fund's average daily net assets so managed, which will be 0.35% for U.S. Large Cap Growth and 0.45% for U.S. Mid Cap Growth.

The Trust, on behalf of each Fund, and the Adviser have entered into a sub-advisory agreement (the "Rogge Sub-Advisory Agreement") with Rogge Global Partners PLC ("Rogge"). Rogge is a wholly owned subsidiary of OMUSH. For the services provided and expenses incurred pursuant to the Rogge Sub-Advisory Agreement for the Funds, Rogge is entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of such portion of the Funds managed by Rogge, which is computed and paid monthly at an annual rate of 0.25% of the average daily net assets so managed.

The Trust, on behalf of each Fund, and the Adviser have entered into a sub-advisory agreement (the "TS&W Sub-Advisory Agreement") with Thompson, Siegel & Walmsley, Inc. ("TS&W"). TS&W is a wholly owned subsidiary of OMUSH. For the services provided and expenses incurred pursuant to the TS&W Sub-Advisory Agreement for the Funds, TS&W is entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of such portion of the Funds managed by TS&W, which is computed and paid monthly at an annual rate equal to a percentage of the portion of each Fund's average daily net assets so managed, which will be 0.35% for U.S. Large Cap Value, 0.40% for U.S. All Cap Value, 0.45% for U.S. Mid Cap Value, 0.475% for U.S. Small/Mid Cap Value and 0.50% for U.S. Small Cap Value.

Each Sub-Advisory Agreement obligates the Sub-Adviser, other than Ibbotson, to:
(i) manage the investment operations of the assets managed by the Sub-Adviser and the composition of the investment portfolio comprising such assets, including the purchase, retention and disposition thereof in accordance with the Fund's investment objective, policies and limitations; (ii) provide supervision of the assets managed by the Sub-Adviser and to determine from time to time what investment and securities will be purchased, retained or sold on behalf of the Fund and what portion of the assets managed by the Sub-Adviser will be invested or held uninvested in cash; and (iii) determine the securities to be purchased or sold on behalf of the Fund in connection with such assets and to place orders with or through such persons, brokers or dealers to carry out the policy with respect to brokerage set forth in the Prospectus or as the Board of Trustees or the Adviser

OLD MUTUAL ADVISOR FUNDS


may direct from time to time, in conformity with federal securities laws. The Ibbotson Sub-Advisory Agreement obligates Ibbotson to: (i) serve as the strategic asset allocation consultant and sub-adviser to the Adviser for investment model creation and maintenance of each Fund, consistent with the selection of Sub-Advisers, based upon Ibbotson's recommendations related to appropriate market sectors and investment strategies; (ii) recommend a continuous investment allocation program for each Fund in accordance with each Fund's respective investment objectives, policies and restrictions as stated in such Fund's prospectus; and (iii) monitor and make recommendations to the Adviser regarding possible changes to the Sub-Advisers and their investment strategies.

The Trust and Old Mutual Fund Services an indirect, wholly owned subsidiary of Old Mutual PLC. (the "Administrator") entered into the Administrative Services Agreement (the "Administrative Agreement"), pursuant to which the Administrator oversees the administration of the Trust's and each Fund's business and affairs, including regulatory reporting and all necessary office space, equipment, personnel and facilities, as well as services performed by various third parties. Under the Administrative Agreement, the Administrator is entitled to a fee from the Trust, which is calculated daily and paid monthly at an annual rate of 0.123% of the average daily net assets of each series portfolio of the Trust, including the Funds. The Administrative Agreement provides that the Administrator will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administrative Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties. The Administrative Agreement will continue in effect unless terminated by either party upon not less than 90 days' prior written notice to the other party.

The Administrator and SEI Investments Global Funds Services (the "Sub-Administrator") entered into a Sub-Administrative Services Agreement (the "Sub-Administrative Agreement"), pursuant to which the Sub-Administrator assists the Administrator in connection with the administration of the business and affairs of the Trust. SEI Investments Management Corporation ("SEI Investments"), which is a wholly-owned subsidiary of SEI Investments Company, owns all beneficial interest in the Sub-Administrator. Under the Sub-Administrative Agreement, the Administrator pays the Sub-Administrator fees at an annual rate calculated as follows: the greater sum (higher value) which results from making the following calculations (A) a fee based on the average daily net assets of the Trust and the PBHG Funds and the PBHG Insurance Series Fund of: (i) 0.0165% of the first $10 billion, plus (ii) 0.0125% of the next $10 billion, plus (iii) 0.010% of the excess over $20 billion and (B) a fee based on the aggregate number of Funds of the Trust, PBHG Funds and PBHG Insurance Series Fund calculated at the sum of between $50,000 and $60,000 per Fund, depending on the total number of funds. The Agreement provides that the Sub-Administrator will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Sub-Administrator in the performance of its duties. The Agreement will continue in effect until August 31, 2005, subject to certain termination provisions. After this initial term, the Agreement will renew each year unless terminated by either party upon not less than 90 days' prior written notice to the other party.

Old Mutual Investment Partners (the "Distributor"), (an indirect, wholly owned subsidiary of OMUSH), and the Trust are parties to a distribution agreement (the "Distribution Agreement"), pursuant to which the Distributor serves as principal underwriter for the Trust's shares. The Distributor receives no compensation for serving in such capacity, except as provided in separate Distribution Plans and Service Plans.

The Distribution Agreement is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Trustees who are not "interested persons" (as defined in the 1940 Act) and have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Trust upon not more than 60 days' written notice by either party or upon assignment by the Distributor.

The Trust has adopted a Distribution Plan for each of Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act to enable the Class A and Class C shares of a Fund to directly and indirectly bear certain expenses relating to the distribution of such shares. The Trust has also adopted a Service Plan to enable the Class A and Class C shares of a Fund to directly and indirectly bear certain expenses relating to the shareholder servicing and/or personal account maintenance of the holders of such shares. Each of the Distribution Plans and Service Plan are compensation plans, which means that they compensate the Distributor or third-party broker-dealer or financial intermediary regardless of the expenses actually incurred by such persons.

Pursuant to the Distribution Plans for Class A and Class C shares, the Trust will pay to the Distributor a monthly fee at an annual aggregate rate not to exceed (i) 0.25% of the average net asset value of the Class A shares of each Fund and (ii) 0.75% of the average net asset value of the Class C shares of each Fund, as determined at the close of each business day during the month, which is to compensate the Distributor for services provided and expenses incurred by it in connection with the offering and sale of Class A or Class C shares, which may include, without limitation, the payment by the Distributor to investment dealers of commissions on the sale of Class A or Class C shares, as set forth in the then current prospectus or this statement of additional information with respect to Class A and Class C shares and interest and other financing costs.

The amount of such payments shall be determined by the Trust's disinterested Trustees from time to time. Currently, Class A shares are not authorized to pay distributor fees and Class C shares are authorized to pay the maximum amount of distributor fees.

Pursuant to the Service Plan for Class A and Class C shares, the Trust will pay to the Distributor or other third-party financial intermediaries a fee at an annual aggregate rate not to exceed 0.25% of the average net asset value of Class A and Class C shares, which is for maintaining or improving services provided to shareholders by the Distributor and investment dealers, financial institutions and 401(k) plan service providers. The amount of such payments shall be determined by the Trust's disinterested Trustees from time to time.

Currently, both Class A and Class C shares are authorized to pay the maximum amount of service fees.

The Distributor will prepare and deliver written reports to the Board of Trustees of the Trust on a regular basis (at least quarterly) setting forth the payments made pursuant to the Distribution Plans and the Service Plan, and the purposes for which such expenditures were made, as well as any supplemental reports as the Board of Trustees may from time to time reasonably request.

Except to the extent that the Administrator, Sub-Administrator or Adviser may benefit through increased fees from an increase in the net assets of the Trust which may have resulted in part from the expenditures, no interested person of the Trust nor any Trustee of the Trust who is not an "interested person" (as defined in the 1940 Act) of the Trust had a direct or indirect financial interest in the operation of the Distribution or Service Plans or any related agreement.

OLD MUTUAL ADVISOR FUNDS

--------------------------------------------------------------------------------
As of July 31, 2005


Of the service and distribution fees the Distributor received for the ten months ended July 31, 2005, it retained the following:

                                                                  DISTRIBUTION
                                            SERVICE FEES              FEES
                                     -----------------------       ----------
                                     CLASS A         CLASS C         CLASS C
                                     ------          -------         -------
Old Mutual Asset Allocation
  Conservative Portfolio            $ 1,600         $  5,506         $16,519

Old Mutual Asset Allocation
  Balanced Portfolio                  3,885           17,766          53,297

Old Mutual Asset Allocation
  Moderate Growth Portfolio           4,016           19,542          58,625

Old Mutual Asset Allocation
  Growth Portfolio                    2,662            8,441          25,323


DST Systems, Inc. serves as the transfer agent and dividend disbursing agent of the Fund. From time to time, the Fund may pay amounts to third parties that provide sub-transfer agency and other administrative services relating to the Fund to persons who beneficially own interests in the Fund.

Wachovia Bank, National Association serves as the custodian for each of the Funds.

The Funds have entered into a shareholder servicing agreement with Old Mutual Fund Services to provide shareholder support and other shareholder account-related services. Old Mutual Fund Services has, in turn, contracted with Old Mutual Shareholder Services, Inc. (formerly known as PBHG Shareholder Services, Inc.), ("OMSS"), its wholly owned subsidiary, to assist in the provision of those services. OMSS received no fees directly from the Funds. The shareholder service fees are reviewed periodically and approved annually by the Board of Trustees.

Shareholder service fees paid to Old Mutual Fund Services for the ten months ended July 31, 2005 were as follows:

Old Mutual Asset Allocation Conservative Portfolio                 $1,015
Old Mutual Asset Allocation Balanced Portfolio                      3,732
Old Mutual Asset Allocation Moderate Growth Portfolio               5,684
Old Mutual Asset Allocation Growth Portfolio                        3,690

On September 14, 2004, and revised on May 12, 2005, the Board of Trustees approved an agreement between the Funds and Old Mutual Fund Services to provide shareholder related web development and maintenance services. For its services over the ten months ended July 31, 2005, Old Mutual Fund Services received a fee of $179,281, which was allocated to each Fund quarterly based on average net assets.

Officers and trustees of the Funds who are or were officers of the Adviser, Administrator, Sub-Administrator and the Distributor received no compensation from the Funds.

4.  INTERFUND LENDING

Pursuant to resolutions adopted by the Boards of Trustees of each of Old Mutual Advisor Funds, PBHG Funds and PBHG Insurance Series Fund (together, the "Trusts"), on behalf of each series portfolio of the Trusts (the "Funds"), each of the Funds may lend an amount up to its prospectus-defined limitations to other Funds. All such lending shall be conducted pursuant to the exemptive order granted by the Securities and Exchange Commission on August 12, 2003 to the Trusts and Liberty Ridge Capital, Inc.

The interest rate charged on the loan is the average of the overnight repurchase agreement rate (highest rate available to the Funds from investments in overnight repurchase agreements) and the bank loan rate (Federal Funds Rate plus 50 basis points). None of the Funds may borrow more than 10% of its assets.

The Funds had no outstanding borrowings or loans under the Interfund lending agreement at July 31, 2005 or at any time during the ten months ended July 31, 2005.

5.  INVESTMENT TRANSACTIONS
The cost of securities purchased and the proceeds from securities sold and matured, other than short-term investments, for the Funds, for the ten months ended July 31, 2005 were as follows:

                                                               SALES AND
                                          PURCHASES (000)   MATURITIES (000)
                                          ---------------   ----------------
Old Mutual Asset Allocation
  Conservative Portfolio                     $31,115          $15,200

Old Mutual Asset Allocation
  Balanced Portfolio                          76,097           31,237

Old Mutual Asset Allocation Moderate
  Growth Portfolio                            67,572           20,963

Old Mutual Asset Allocation
  Growth Portfolio                            33,874            8,253


During the ten months ended July 31, 2005, the Old Mutual Asset Allocation Conservative Fund, the Old Mutual Asset Allocation Balanced Fund, and the Old Mutual Asset Allocation Moderate Growth Fund purchased U.S. Government Securities (000) of $14,640, $22,481 and $12,863, respectively and received proceeds from the sale and maturities of U.S. Government Securities (000) of $8,875, $13,554 and $7,272, respectively.

6.  FOREIGN HOLDINGS RISK

Each Fund may invest in foreign securities. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. These risks and considerations include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investment in foreign countries and potential restrictions on the flow of international capital and currencies. Foreign issuers may also be subject to less government regulation than U.S. companies. Moreover, the dividends and interest payable on foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to a Fund's shareholders. Further, foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Changes in foreign exchange rates will affect, favorably or unfavorably, the value of those securities which are denominated or quoted in currencies other than the U.S. dollar.


7.  FEDERAL TAX INFORMATION

Each Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income and net capital gains. Accordingly, no provision has been made for Federal income taxes.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting

                                                        OLD MUTUAL ADVISOR FUNDS

principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences as of July 31, 2005, primarily attributable to certain net operating losses, different treatment for gains and losses on paydowns of mortgage- and asset-backed securities for tax purposes, and return of capital which, for tax purposes, are not available to offset future income, were reclassified to the following accounts.

                                            INCREASE            DECREASE
                                           ACCUMULATED        UNDISTRIBUTED
                                          NET REALIZED       NET INVESTMENT
                                           GAIN (000)         INCOME (000)
                                          ------------        ------------
Old Mutual Asset Allocation
     Conservative Portfolio                    $26                $(26)
Old Mutual Asset Allocation
     Balanced Portfolio                         57                 (57)
Old Mutual Asset Allocation
     Moderate Growth Portfolio                  60                 (60)
Old Mutual Asset Allocation
     Growth Portfolio                           --                  --

The tax character of dividends and distributions declared during the period ended July 31, 2005 was as follows:

                                          ORDINARY
                                           INCOME             TOTAL
                                            (000)             (000)
                                           ------             ----
Old Mutual Asset Allocation
     Conservative Portfolio                 $113              $113
Old Mutual Asset Allocation
     Balanced Portfolio                      163               163
Old Mutual Asset Allocation
     Moderate Growth Portfolio                 9                 9
Old Mutual Asset Allocation
     Growth Portfolio                          7                 7

As of July 31, 2005, the components of Distributable Earnings were as follows:

                           UNDISTRIBUTED                     POST        OTHER
                             ORDINARY        UNREALIZED     OCTOBER    TEMPORARY
                              INCOME        APPRECIATION   CURRENCY   DIFFERENCES     TOTAL
                               (000)            (000)        LOSSES       (000)        (000)
                             --------         ----------    --------     --------      ----
Old Mutual Asset
     Allocation
     Conservative
     Portfolio                 $153            $  429        $(41)      $(23)        $   518
Old Mutual Asset
     Allocation
     Balanced Portfolio         398             2,418         (83)       (51)          2,682
Old Mutual Asset
     Allocation
     Moderate Growth
     Portfolio                  239             2,770         (75)       (28)          2,906
Old Mutual Asset
     Allocation
     Growth Portfolio           153             2,140          (5)       (23)          2,265

The Federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Fund at July 31, 2005 were as follows:

                                                                                 NET
                                 FEDERAL       UNREALIZED     UNREALIZED     UNREALIZED
                                TAX COST      APPRECIATION   DEPRECIATION   APPRECIATION
                                  (000)           (000)          (000)          (000)
                               -----------    ------------   ------------   ------------
Old Mutual Asset Allocation
  Conservative Portfolio         $19,652        $   617        $  (188)       $   429
Old Mutual Asset Allocation
  Balanced Portfolio              52,966          3,020           (602)         2,418
Old Mutual Asset Allocation
  Moderate Growth
  Portfolio                       51,959          3,890         (1,120)         2,770
Old Mutual Asset Allocation
  Growth Portfolio                27,522          2,519           (379)         2,140

OLD MUTUAL ADVISOR FUNDS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Trustees and Shareholders of the Old Mutual Advisor Funds:

In our opinion, the accompanying statements of net assets, and the related statements of operations and statement of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Old Mutual Asset Allocation Conservative Portfolio, the Old Mutual Asset Asset Allocation Balanced Portfolio, the Old Mutual Asset Asset Allocation Moderate Growth Portfolio, and the Old Mutual Asset Asset Allocation Growth Portfolio (constituting Old Mutual Advisor Funds, hereafter referred to as the "Fund") at July 31, 2005, the results of its operations, the changes in its net assets and the financial highlights for the period September 30, 2004 (commencement of operations) through July 31, 2005, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

September 28, 2005

                                                        OLD MUTUAL ADVISOR FUNDS

                                              NOTICE TO SHAREHOLDERS (UNAUDITED)
--------------------------------------------------------------------------------

For shareholders that do not have a July 31, 2005 tax year end, this notice is for informational purposes only. For shareholders with a July 31, 2005 tax year end, please consult your tax advisor as to the pertinance of this notice. For the fiscal year ended July 31, 2005, each Portfolio is designating to following items with regard to distributions paid during the year.

                                                                                 QUALIFYING
                                                                                FOR CORPORATE
                                   LONG TERM       ORDINARY                       DIVIDENDS      QUALIFYING        U.S.
                                  CAPITAL GAIN       INCOME         TOTAL         RECEIVED        DIVIDEND      GOVERNMENT
                                 DISTRIBUTIONS   DISTRIBUTIONS  DISTRIBUTIONS   DEDUCTION (1)    INCOME (2)    INTEREST (3)
                                 -------------   -------------  -------------   -------------    ----------    -----------
Old Mutual Asset Allocation
     Conservative Portfolio          0.00%          100.00%        100.00%         10.14%          16.04%         14.18%
Old Mutual Asset Allocation
     Balanced Portfolio              0.00%          100.00%        100.00%         22.40%          34.10%         11.07%
Old Mutual Asset Allocation
     Moderate Growth Portfolio       0.00%          100.00%        100.00%         47.76%          41.95%          9.20%
Old Mutual Asset Allocation
     Growth Portfolio                0.00%          100.00%        100.00%         60.36%          54.20%          0.00%

(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION AND ARE REFLECTED AS A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS).
(2) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS CREATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS). IT IS THE INTENTION OF EACH OF THE AFOREMENTIONED FUNDS TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY LAW.
(3) "U.S. GOVERNMENT INTEREST" REPRESENTS THE AMOUNT OF INTEREST THAT WAS DERIVED FROM DIRECT U.S. GOVERNMENT OBLIGATIONS AND DISTRIBUTED DURING THE FISCAL YEAR. THIS AMOUNT IS REFLECTED AS A PERCENTAGE OF TOTAL ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS). GENERALLY, INTEREST FROM DIRECT U.S. GOVERNMENT OBLIGATIONS IS EXEMPT FROM STATE INCOME TAX. HOWEVER, FOR SHAREHOLDERS OF THE OLD MUTUAL ADVISOR FUNDS WHO ARE RESIDENTS OF CALIFORNIA, CONNECTICUT AND NEW YORK, THE STATUTORY THRESHHOLD REQUIREMENTS WERE NOT SATISFIED TO PERMIT EXEMPTION OF THESE AMOUNTS FROM STATE INCOME.

OLD MUTUAL ADVISOR FUNDS


PROXY VOTING

A description of the guidelines that the Old Mutual Advisor Funds or the Funds' investment adviser/sub-advisers use to vote proxies relating to portfolio securities is available by request by calling 1.888.774.5050, at www.oldmutualcapital.com or on the SEC's website at www.sec.gov.

Information about how the Funds voted proxies relating to portfolio securities during the 9-month period ended June 30, 2005 is available at www.oldmutualcapital.com or on the SEC's website at www.sec.gov.

PORTFOLIO HOLDINGS

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Trust's Forms N-Q are available at www.sec.gov, or may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                                                        OLD MUTUAL ADVISOR FUNDS

   ACTIVITIES AND COMPOSITION OF THE BOARD OF TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------
                                                             As of July 31, 2005


TRUSTEES AND OFFICERS

The management and affairs of the Trust are supervised by the Trustees under the laws of the State of Delaware. The Trustees and executive officers of the Trust and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. The address for each of the Trustees and executive officers of the Trust is 4643 South Ulster Street, 6th Floor, Denver, Colorado 80237. Additional information about the Portfolio's Trustees and Officers is available in the Trust's Statements of Additional Information, which can be obtained free of charge by calling 888.774.5050 or by visiting www.oldmutualcapital.com.


------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                                                                           NUMBER
                                                                                             OF
                                                                                          FUNDS IN
                                                                                            THE
                                       TERM OF                                           OLD MUTUAL
                                       OFFICE*                                              FUND
                                         AND                 PRINCIPAL                    COMPLEX                  OTHER
                      POSITION(S)       LENGTH             OCCUPATION(S)                  OVERSEEN             DIRECTORSHIPS
                       HELD WITH       OF TIME                DURING                         BY                   HELD BY
NAME AND  AGE          THE TRUST        SERVED             PAST 5 YEARS                   TRUSTEE                 TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
John R. Bartholdson    Trustee,      Trustee          Chief Financial                        31             The Triumph Group,
(Age: 61)              Audit         since 2004       Officer, The Triumph                                  Inc., PBHG Funds and
                       Committee                      Group, Inc.                                           PBHG Insurance
                       Chariman                       (manufacturing).                                      Series Fund, ING
                                                                                                            Clarion Real Estate
                                                                                                            Income Fund and ING
                                                                                                            Clarion Global Real
                                                                                                            Estate Income Fund.
------------------------------------------------------------------------------------------------------------------------------------
Walter W. Driver, Jr.  Trustee       Trustee          Chairman, King &                        5             Total Systems
(Age: 60)                            since 2005       Spalding LLP (law                                     Service, Inc.
                                                      firm)
------------------------------------------------------------------------------------------------------------------------------------
Robert M. Hamje        Trustee       Trustee          President and Chief                     5             TS&W/Claymore
(Age: 63)                            since 2004       Investment Officer,                                   Tax-Advantaged
                                                      TRW Investment                                        Balanced Fund.
                                                      Management Company
                                                      (investment
                                                      management).
------------------------------------------------------------------------------------------------------------------------------------
Jarrett B. Kling       Trustee       Trustee          Managing Director, ING                  5             Hirtle Callaghan
(Age: 62)                            since 2004       Clarion Real Estate Securities                        Trust; ING Clarion
                                                      (investment adviser).                                 Real Estate Income
                                                                                                            Fund, ING Clarion
                                                                                                            Global Real Estate
                                                                                                            Income Fund, ING
                                                                                                            Clarion.
------------------------------------------------------------------------------------------------------------------------------------
L. Kent Moore          Chairman      Trustee          Managing Director, High Sierra          5             TS&W/Claymore
(Age: 49)              of the        since 2004       Energy, LP, since October                             Tax-Advantaged
                       Board                          2004; President, Eagle River                          Balanced Fund.
                       and Trustee                    Ventures, LLC (private
                                                      investment fund); Portfolio
                                                      Manager, Janus Capital (money
                                                      management).

------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
David J. Bullock**     Trustee       Trustee          President and Chief Executive           5             Liberty Ridge
(Age: 49)                            since 2004       Officer, Old Mutual Capital,                          Capital, Old Mutual
                                                      Inc., since 2004. President                           Capital, Inc., Old
                                                      and Director, Liberty Ridge                           Mutual Investment
                                                      Capital Inc. since July 2003.                         Partners, Old Mutual
                                                      Chief Executive Officer,                              Fund Services, and
                                                      Liberty Ridge Capital Inc.;                           Old Mutual
                                                      Trustee, Old Mutual Investment                        Shareholder
                                                      Partners, and Old Mutual Fund                         Services, Inc.
                                                      Services; and Director Old
                                                      Mutual Shareholder Services,
                                                      Inc. since November 2003.
                                                      President, PBHG Funds and PBHG
                                                      Insurance Series Fund, since
                                                      November 2003. Chief Operating
                                                      Officer, Liberty Ridge Capital
                                                      July 2003 - March 2004.
                                                      President and Chief Executive
                                                      Officer, Transamerica Capital,
                                                      Inc. 1998-2003.
------------------------------------------------------------------------------------------------------------------------------------

* Trustee of the Trust until such time as his or her successor is duly elected and appointed.

** Mr. Bullock is a Trustee who may be deemed to be an "interested person" of the Trust, as that term is defined in the 1940 Act, because he is a Director of the Adviser.

OLD MUTUAL ADVISOR FUNDS

ACTIVITIES AND COMPOSITION OF THE BOARD OF TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------
As of July 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
                                        TERM OF
                                        OFFICE
                                          AND                           PRINCIPAL
                      POSITION(S)       LENGTH                        OCCUPATION(S)
                       HELD WITH       OF TIME                           DURING
NAME AND  AGE          THE TRUST        SERVED**                      PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
David J. Bullock       President         Since        Director, President and Chief Executive Officer
(Age: 49)              and Chief         2004         since 2004, Old Mutual Capital, Inc. Trustee and
                       Executive                      President since 2004, Old Mutual Advisor Funds.
                       Officer                        Chief Executive Officer, President and Director
                                                      since 2003 and Chief Operating Officer in 2003,
                                                      Liberty Ridge Capital, Inc. Chief Executive
                                                      Officer and Trustee since 2003, Old Mutual
                                                      Investment Partners. Trustee since 2003, Old
                                                      Mutual Fund Services. Director since 2003, Old
                                                      Mutual Shareholder Services, Inc. President since
                                                      2003, PBHG Insurance Series Fund. President and
                                                      Chief Executive Officer from 1998 to 2003,
                                                      Transamerica Capital, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Mark E. Black          Treasurer,        Since        Treasurer, Chief Financial Officer and Controller,
(Age: 45)              Chief             2005         PBHG Insurance Series Fund since July 2005;
                       Financial                      Treasurer, Chief Financial Officer and Controller,
                       Officer,                       Old Mutual Advisor Funds since 2004; Chief
                       Controller                     Financial Officer, Chief Administrative Officer,
                                                      Executive Vice President and Treasurer of Old
                                                      Mutual Capital, Inc. since July 2004; Chief
                                                      Financial Officer, Chief Administrative Officer of
                                                      Old Mutual Investment Partners since September,
                                                      2004; Senior Vice President and Chief Financial
                                                      Officer of Transamerica Capital, Inc. from April
                                                      2000 through June 2004; Chief Financial Officer of
                                                      Coldwell Banker Moore & Company (Denver Metro)
                                                      (formerly Moore and Company Realtor) from 1997
                                                      through March 2000.
------------------------------------------------------------------------------------------------------------------------------------
John M. Zerr           Vice President     Since       Chief Operating Officer since 2004, Senior Vice
(Age: 43)              and Secretary      2004        President since 2001, and General Counsel and
                                                      Secretary since 1996, Liberty Ridge Capital, Inc.
                                                      Executive Vice President, Secretary and General
                                                      Counsel since 2004, Old Mutual Capital, Inc. Chief
                                                      Operating Officer since 2004 and General Counsel
                                                      and Secretary since 1998, Old Mutual Investment
                                                      Partners. General Counsel and Secretary since
                                                      1998, Old Mutual Fund Services. General Counsel
                                                      and Secretary since 2001, Old Mutual Shareholder
                                                      Services, Inc. Vice President and Secretary since
                                                      2004, Old Mutual Advisor Funds. Vice President and
                                                      Secretary since 1997, PBHG Funds. General Counsel
                                                      and Secretary from 1996 to 2002, Pilgrim Baxter
                                                      Value Investors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Brian C. Dillon        Vice President    Since        Vice President and Chief Compliance Officer since
(Age: 42)              and Chief         2004         2001, Liberty Ridge Capital, Inc. Vice President
                       Compliance                     and Chief Compliance Officer since 2004, Old
                       Officer                        Mutual Capital, Inc. Vice President, Chief
                                                      Compliance Officer and Registered Principal since
                                                      2001, Old Mutual Investment Partners. Chief
                                                      Compliance Officer since 2001, Old Mutual Fund
                                                      Services. Chief Compliance Officer since 2001, Old
                                                      Mutual Shareholder Services, Inc. Vice President
                                                      and Chief Compliance Officer since 2004, Old
                                                      Mutual Advisor Funds. Vice President since 2001
                                                      and Chief Compliance Officer since 2004, PBHG
                                                      Funds. Chief Compliance Officer from 2001 to 2002,
                                                      Pilgrim Baxter Value Investors, Inc. Chief
                                                      Compliance Officer from 2001 to 2003, Pilgrim
                                                      Baxter Private Equity Advisor. Vice President and
                                                      Deputy Compliance Director from 1995 to 2001,
                                                      Delaware Investments.
------------------------------------------------------------------------------------------------------------------------------------

                                                        OLD MUTUAL ADVISOR FUNDS

   ACTIVITIES AND COMPOSITION OF THE BOARD OF TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------
                                                             As of July 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                            TERM OF
                                            OFFICE
                                             AND                                PRINCIPAL
                          POSITION(S)       LENGTH                            OCCUPATION(S)
                           HELD WITH       OF TIME                               DURING
NAME AND  AGE              THE TRUST        SERVED**                          PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Robert E. Putney, III    Vice President      Since         Senior Vice President, Deputy General Counsel and
(Age: 45)                and Assistant       2004          Assistant Secretary since 2004, Old Mutual
                         Secretary                         Capital, Inc. Deputy General Counsel since 2004,
                                                           Vice President and Assistant Secretary since 2001
                                                           and Senior Legal Counsel from 2001 to 2004,
                                                           Liberty Ridge Capital, Inc. Senior Vice President
                                                           and Deputy General Counsel since 2004, Assistant
                                                           Secretary since 2001 and Senior Legal Counsel and
                                                           Vice President from 2001 to 2004, Old Mutual
                                                           Investment Partners. Senior Vice President and
                                                           Deputy General Counsel since 2004, Assistant
                                                           Secretary since 2001 and Senior Legal Counsel and
                                                           Vice President from 2001 to 2004, Old Mutual Fund
                                                           Services. Senior Vice President and Deputy General
                                                           Counsel since 2004, Assistant Secretary since 2001
                                                           and Senior Legal Counsel and Vice President from
                                                           2001 to 2004, Old Mutual Shareholder Services,
                                                           Inc. Vice President and Assistant Secretary since
                                                           2004, Old Mutual Advisor Funds. Vice President and
                                                           Assistant Secretary since 2001, PBHG Funds. Senior
                                                           Counsel and Assistant Secretary from 2001 to 2002,
                                                           Pilgrim Baxter Value Investors, Inc. Director and
                                                           Senior Counsel from 1997 to 2001, Merrill Lynch
                                                           Investment Managers, L.P. and Princeton
                                                           Administrators, L.P. and holding various other
                                                           positions with these companies from 1991 to 1997;
                                                           Secretary of various Merrill Lynch and Mercury
                                                           open-end funds, as well as Somerset Exchange Fund
                                                           and The Europe Fund, Inc. until December 2001.
------------------------------------------------------------------------------------------------------------------------------------
William P. Schanne       Assistant          Since          Fund Administration Associate, Old Mutual Fund
(Age: 32)                Treasurer          2004           Services and Liberty Ridge Capital since August
                                                           2001. Assistant Treasurer, PBHG Funds and PBHG
                                                           Insurance Series Fund, both since December 2001.
                                                           Fund Accounting Supervisor, PFPC, Inc., 1999-2001.
                                                           Fund Accountant, PFPC, Inc., 1998-1999.
------------------------------------------------------------------------------------------------------------------------------------

** Officer or the Trust until such time as his or her successor is duly elected and qualified.

OLD MUTUAL ADVISOR FUNDS

ACTIVITIES AND COMPOSITION OF THE BOARD OF TRUSTEES AND OFFICERS OF THE TRUST

INVESTMENT ADVISORY AGREEMENT -- MATTERS CONSIDERED BY THE BOARD

The Board considered and approved the initial investment advisory agreement between Old Mutual Asset Allocation Portfolios (each a "Fund" and collectively the "Funds") and its investment advisor, Old Mutual Capital, Inc. ("Adviser"), in September 2004. The Board also considered the services provided by and fees paid to each of the sub-advisers, and approved each sub-advisory agreement (the advisory agreement and each sub-advisory agreement are collectly referred to as "Advisory Agreements"). The Board assessed the nature of the services to be provided, the quality of the services expected to be provided; fees payable for the services; projected total expenses of each Fund; the commitment of the Adviser to cap certain Fund expenses through the contractual deferral of advisory fees and/or reimbursement of expenses, and the fact that Adviser may seek payment of such deferred fees or reimbursement of such absorbed expenses within two fiscal years after the fiscal year in which fees were deferred or expenses were absorbed; the expected profitability of the Adviser with respect to its relationship with the Funds; soft-dollar and other service benefits received by the Adviser, including, sources of revenue to affiliates of the Adviser from the Funds through administration fees and website services fees; capabilities and financial condition of the Adviser and the Sub-Advisers; and current economic and industry trends.

In approving the Advisory Agreements, the Board considered:

     o that the level of fees to be charged to the Funds was comparable to the fees charged by other investment advisers to other funds with similar allocation strategies and therefore reasonable, considering the additional services to be provided by the Adviser;

     o that each sub-adviser [other than Ibbotson Associates Advisers LLC ("Ibbotson")] is under common control with the Adviser which would allow for greater coordination and monitoring of the nature and quality of sub-advisory services;

     o that the unique and active asset allocation management structure, which included the allocation overlay provided by Ibbotson, justified the level of fees being charged;

     o that the Adviser was willing to voluntarily defer its fees and reimburse expenses to reduce Fund expenses, indicating a high level of commitment on the part of the Adviser;

     o that the Investment Advisory Agreement contained breakpoints, which would allow shareholders to realize economies of scale as Fund assets increased;

     o that the affiliated sub-advisers were experienced and possessed significant experience in managing particular asset classes;

     o that the Adviser had demonstrated its commitment to provide sufficient staffing resources and capabilities to manage the Funds, including the retention of personnel with relevant investment management experience; and

     o that the Adviser appeared to have overall high quality in terms of its personnel, operations, financial condition, investment management capabilities, methodologies and performance.

The Board reviewed management fees in the context of the Adviser's anticipated profitability on a Portfolio by Portfolio basis. In addition, the Board considered an analysis prepared by the Adviser in consultation with an independent third party, comparing each Portfolio's expected expense ratio and advisory fee with comparable mutual funds. The Board noted that comparison of the maximum annual advisory fees to fees charged to a customized peer group of several mutual funds and considered the fact that the fee was higher than some of those charged to several funds in each peer group. With respect to each Portfolio, it was noted that:

     o The total expenses of 1.50% of the Old Mutual Conservative Portfolio, Class A shares (after waivers or reimbursement) were lower than four funds in the peer group, and higher than six funds in the peer group; that the total expenses of 2.25% of Class C shares (after waivers or reimbursement) were lower than four funds in the peer group, and higher than five funds in the peer group.

     o The total expenses of 1.55% of the Old Mutual Balanced Portfolio, Class A shares (after waivers or reimbursement) were lower than two funds in the peer group, and higher than five funds in the peer group; that the total expenses of 2.30% of Class C shares (after waivers or reimbursement) were lower than two funds in the peer group, and higher than four funds in the peer group.

     o The total expenses of 1.55% of the Old Mutual Moderate Growth Portfolio, Class A shares (after waivers or reimbursement) were lower than two funds in the peer group, and higher than five funds in the peer group; that the total expenses of 2.30% of Class C shares (after waivers or reimbursement) were lower than two funds in the peer group, and higher than four funds in the peer group.

     o The total expenses of 1.60% of the Old Mutual Growth Portfolio, Class A shares (after waivers or reimbursement) were lower than two funds in the peer group, and higher than five funds in the peer group; that the total expenses of 2.35% of Class C shares (after waivers or reimbursement) were lower than two funds in the peer group, and higher than four funds in the peer group.

After the independent Trustees deliberated in executive session, the entire Board, including all of the independent Trustees, approved the Advisory Agreements, concluding that the advisory fees were reasonable in light of the nature and quality of the services to be provided.

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










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






OLD MUTUAL ADVISOR FUNDS




FOR MORE INFORMATION ABOUT THE
OLD MUTUAL ADVISOR FUNDS, CONTACT US:

BY TELEPHONE
   Shareholder Services        888.744.5050
   Investment Professionals    888.772.2888

BY MAIL
   Old Mutual Advisor Funds
   P.O. Box 219398
   Kansas City, MO 64121-7250

IN PERSON
   Old Mutual Advisor Funds
   4643 South Ulster Street, 6th Floor
   Denver, CO 80237

ON THE INTERNET
   www.oldmutualcapital.com


This annual report is intended for the information of Old Mutual AdvisorFunds shareholders, but may be used by prospective investors when preceded or accompanied by a current prospectus. Portfolios described in this report are part of the Old Mutual AdvisorFunds. Investors should carefully consider the investment objectives, risks, charges and expenses before investing. Please call
1.888.744.5050 for a free prospectus that contains this and other important information. Read the prospectus carefully (OLD MUTUAL INVESTMENT PARTNERS, NASD MEMBER FIRM, DISTRIBUTOR) before investing.


                                                               D-05-323, 09/2005

OLD MUTUAL COPPER ROCK EMERGING GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 2005

                                                         OLD MUTUAL
                                                         COPPER ROCK
                                                    EMERGING GROWTH FUND
                                                    --------------------
ASSETS:
   Cash                                                 $2,500,000
                                                        ----------
      TOTAL ASSETS                                       2,500,000

                                                        ----------
NET ASSETS                                              $2,500,000
                                                        ==========

NET ASSETS CONSIST OF:
   Par value                                            $       --
   Paid in capital in excess of par value                2,500,000
                                                        ----------
NET ASSETS                                              $2,500,000
                                                        ==========

NET ASSETS:
   Shares                                                2,500,000
SHARES OUTSTANDING
   Shares                                                  250,000
NET ASSET VALUE PER SHARE
   (NET ASSETS + SHARES OUTSTANDING):
                                                        ==========
   Shares                                               $    10.00
                                                        ==========

    The accompanying notes are an integral part of the financial statements.

                   OLD MUTUAL COPPER ROCK EMERGING GROWTH FUND
                          NOTES TO FINANCIAL STATEMENT
                                  JULY 31, 2005

1.       ORGANIZATION

         Old Mutual Advisor Funds (the "Trust"), a Delaware statutory trust effective May 26, 2004, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently offers five series portfolios, the Old Mutual Asset Allocation Conservative Portfolio, the Old Mutual Asset Allocation Balanced Portfolio, the Old Mutual Asset Allocation Moderate Growth Portfolio, the Old Mutual Asset Allocation Growth Portfolio (whose financial statements are presented separately) and the Old Mutual Copper Rock Emerging Growth Fund (the "Fund"). Shareholders may purchase the shares of the Fund through three separate classes, Institutional Class, Class A and Class C shares, which have different distribution costs, voting rights and dividends. Except for these differences, each Class share of the Fund represents an equal proportionate interest in the Fund. The Fund is classified as a diversified management investment company. The Trust's prospectus provides a description of the Fund's investment objective, policies and investment strategies.

2.       SIGNIFICANT ACCOUNTING POLICIES

         USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS --The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

         SECURITY VALUATION -- Investment securities of the Fund that are listed on a securities exchange, and for which market quotations are readily available, are valued at the last quoted sales price at the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern
         Time). Investment securities of the Fund that are quoted on a national market system are valued at the official closing price, or if there is none, at the last sales price. If there is no such reported sale, these securities and unlisted securities for which market quotations are not readily available, are valued at the last bid price. However, debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations with maturities of 60 days or less may be valued at amortized cost, which approximates market value. Under this valuation method, acquisition discounts and premiums are accreted and amortized ratably to maturity and are included in interest income. Foreign securities may be valued based upon quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued by another method that the Board of Trustees believes accurately reflects fair value.

         OPTIONS AND FUTURES -- Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. Futures are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source. Security Transactions and Investment Income--Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income and distributions to shareholders are recognized on the ex-dividend date; interest income is recognized on the accrual basis and includes amortization of premiums and accretion of discounts on investments. Costs used in determining realized capital gains and losses on the sale of investment securities are those of the specific securities sold adjusted for the accretion and amortization of acquisition discounts and premiums during the respective holding periods.

         DIVIDENDS -- Dividends from net investment income for the Fund are declared at least annually, if available. Distributions of net realized capital gains, for each Fund, are generally made to shareholders annually, if available.

         FOREIGN WITHHOLDING TAXES -- The Fund may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Fund accrues such taxes when the related income is earned.

         FORWARD FUTURE CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts as hedges against specific transactions, fund positions or anticipated fund positions. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded accordingly. The Fund realizes gains and losses at the time the forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

         Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Net Assets or Statement of Assets and Liabilities.

         TRI-PARTY REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by a third party custodian bank until the respective agreements mature. Provisions of the repurchase agreements and procedures adopted by the Fund' Board of Trustees requires that the market value of the collateral including accrued interest thereon is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into insolvency proceedings, realization of the collateral by a Fund may be delayed or limited.

         TBA PURCHASE COMMITMENTS -- The Fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of each Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

         MORTGAGE DOLLAR ROLLS -- The Fund may enter into mortgage dollar rolls (principally using TBA's) in which each Fund sells mortgage securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities at an agreed-upon price on a fixed date. Each Fund accounts for such dollar rolls under the purchases and sales method and receives compensation as consideration for entering into the commitment to repurchase. Each Fund must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that each Fund is required to purchase may decline below the agreed upon repurchase price of those securities.

         The counterparty receives all principal and interest payments, including prepayments, made in respect of a security subject to such a contract while it is the holder. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. Each Fund engages in dollar rolls for the purpose of enhancing its yield, principally by earning a negotiated fee.

         FOREIGN CURRENCY TRANSLATION-- The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

                  (I) market value of investment securities, other assets and liabilities at the current rate of exchange; and

                  (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

         The Fund does not isolate that portion of gains and losses on investment securities that are due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities. The Fund reports gains and losses on foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income or loss for Federal income tax purposes.

         FUTURES CONTRACTS-- The Fund may utilize futures contracts primarily to hedge against changes in security prices. Upon entering into a futures contract, the Fund will deposit securities for the initial margin with its custodian in a segregated account. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of ) the closing transactions and the Fund basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction.

         OPTIONS-- The Fund may write or purchase financial options contracts primarily to hedge against changes in security prices, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund have realized a gain or a loss on investment transactions. The Fund as writers of an option may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

         COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS) -- CMOs are hybrids between mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, CMOs usually pay interest monthly and have a more focused range of principal payment dates than pass-through securities. While CMOs may be collateralized by whole mortgage loans, CMOs are more typically collateralized by mortgage-backed securities guaranteed by Government National Mortgage Association, Federal Home Loan Mortgage Corporation, or Federal National Mortgage Association and their income streams. A Real Estate Mortgage Investment Conduit (REMIC) is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended, and invests in certain mortgages primarily secured by interests in real property and other permitted investments. CMOs are structured into multiple classes, each bearing a different stated maturity. Each class of CMO or REMIC certificate, often referred to as a "tranche," is issued at a specific interest rate and must be fully retired by its final distribution date. Generally, all classes of CMOs or REMIC certificates pay or accrue interest monthly. Investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities.

         OTHER -- Expenses that are directly related to the Fund are charged directly to the Fund. Other operating expenses of the Trust are prorated to the Fund on the basis of relative net assets. Class specific expenses, such as 12b-1, distribution and service fees, are borne by that class. Income, other expenses and realized and unrealized gains and losses of a Fund are allocated to the respective class on the basis of the relative net assets each day. The Fund has an arrangement with the transfer agent, DST Systems, Inc., whereby interest earned on uninvested cash balances is used to offset a portion of the transfer agent expense. The transfer agent expenses shown in the Statement of Operations are in total and do not reflect the expense reductions, if any, which are shown separately.

         The Fund imposes a 2% redemption/exchange fee on total redemption proceeds (after applicable deferred sales charges) of any shareholder redeeming shares (including redemption by exchange) of the Fund within 10 calendar days of their purchase. The Fund charges the redemption/exchange fee to discourage market timing by those shareholders initiating redemptions or exchanges to take advantage of short-term market movements. The redemption fee will be imposed to the extent that the number of Fund shares redeemed exceeds the number of Fund shares that have been held for more than 10 calendar days. In determining how long shares of the Fund have been held, shares held by the investor for the longest period of time will be sold first. The Fund will retain the fee for the benefit of the remaining shareholders.

         INVESTMENT ADVISORY FEES, ADMINISTRATIVE FEES AND OTHER TRANSACTIONS WITH AFFILIATES

         The Fund and Old Mutual Capital, Inc. (the "Adviser"), an indirect, wholly owned subsidiary of Old Mutual plc, are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Adviser is paid a monthly fee that is calculated daily and paid monthly, at an annual rate based on the average daily net assets of the Fund.

         For its services to the Fund, the Adviser will receive, on an annual basis, an amount equal to 0.90% of the Fund's average daily net assets.

         In the interest of limiting expenses of the Fund, the Adviser has entered into separate expense limitation agreements ("Expense Limitation Agreements") pursuant to which the Adviser has agreed, in writing, to waive or limit its fees and to assume other expenses of the Fund to the extent necessary to limit the total annual expenses to a specified percentage of the Fund' average daily net assets through September 7, 2006.

         The expense limitations are as follows:

         ------------------------------ --------------------- --------------------- ------------------------
                                         INSTITUTIONAL CLASS        CLASS A                 CLASS C
         ------------------------------ --------------------- --------------------- ------------------------
            Old Mutual Copper Rock             1.10%                 1.55%                   2.30%
             Emerging Growth Fund
         ------------------------------ --------------------- --------------------- ------------------------

         Reimbursement by the Fund of the advisory fees waived and other expenses paid by the Adviser pursuant to the Expense Limitation Agreements may be made at a later date when the Fund have reached a sufficient asset size to permit reimbursement to be made without causing the total annual expense rate of each Fund to exceed the expense limitation. Consequently, no reimbursement by a Fund will be made unless: (i) the Fund's assets exceed $75 million; (ii) the Fund's total annual expense ratio is less than the expense limitation (excluding certain other expenses such as brokerage commissions and extraordinary expenses); and (iii) the payment of such reimbursement was approved by the Board of Trustees. Moreover, in accordance with the terms of agreements with the Adviser and the Administrator, whereby, to the extent that the Adviser defers advisory fees or absorbs operating expenses of a Fund, the Adviser may seek payment of such deferred fees or reimbursement of such absorbed expenses within two fiscal years after the fiscal year in which fees were deferred or expenses were absorbed, the actual expenses charged to the Fund may exceed these limits.

         The Trust, on behalf of the Fund, and the Adviser have entered into a sub-advisory agreement ("the Copper Rock Sub-Advisory Agreement") with Copper Rock Capital Partners LLC ("Copper Rock"). For the services provided and expenses incurred pursuant to the Copper Rock Sub-Advisory Agreement for the Fund, Copper Rock is entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of such portion of the Fund managed by Copper Rock, which is computed and paid monthly at an annual rate of 0.65% of the average daily net assets so managed.

         The Sub-Advisory Agreement obligates the Sub-Adviser to: (i) manage the investment operations of the assets managed by the Sub-Adviser and the composition of the investment portfolio comprising such assets, including the purchase, retention and disposition thereof in accordance with the Fund's investment objective, policies and limitations; (ii) provide supervision of the assets managed by the Sub-Adviser and to determine from time to time what investment and securities will be purchased, retained or sold on behalf of the Fund and what portion of the assets managed by the Sub-Adviser will be invested or held uninvested in cash; and (iii) determine the securities to be purchased or sold on behalf of the Fund in connection with such assets and to place orders with or through such persons, brokers or dealers to carry out the policy with respect to brokerage set forth in the Prospectus or as the Board of Trustees or the Adviser may direct from time to time, in conformity with federal securities laws.

         The Trust and Old Mutual Fund Services (the "Administrator") entered into the Administrative Services Agreement (the "Administrative Agreement"), pursuant to which the Administrator oversees the administration of the Trust's and each Fund's business and affairs, including regulatory reporting and all necessary office space, equipment, personnel and facilities, as well as services performed by various third parties. Under the Administrative Agreement, the Administrator is entitled to a fee from the Trust, which is calculated daily and paid monthly at an annual rate of 0.123% of the average daily net assets of each series portfolio of the Trust, including the Fund. The Administrative Agreement provides that the Administrator will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administrative Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties. The Administrative Agreement will continue in effect unless terminated by either party upon not less than 90 days' prior written notice to the other party.

         The Administrator and SEI Investments Global Fund Services (the "Sub-Administrator") entered into a Sub-Administrative Services Agreement (the "Sub-Administrative Agreement"), pursuant to which the Sub-Administrator assists the Administrator in connection with the administration of the business and affairs of the Trust. SEI Investments Management Corporation ("SEI Investments"), which is a wholly-owned subsidiary of SEI Investments Company, owns all beneficial interest in the Sub-Administrator. Under the Sub-Administrative Agreement, the Administrator pays the Sub-Administrator fees at an annual rate calculated as follows: the greater sum (higher value) which results from making the following calculations (A) a fee based on the average daily net assets of the Trust and the PBHG Fund and the PBHG Insurance Series Fund of: (i) 0.0165% of the first $10 billion, plus
         (ii) 0.0125% of the next $10 billion, plus (iii) 0.010% of the excess over $20 billion and (B) a fee based on the aggregate number of Fund of the Trust, PBHG Fund and PBHG Insurance Series Fund calculated at the sum of between $50,000 and $60,000 per Fund, depending on the total number of Fund. The Agreement provides that the Sub-Administrator will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Sub-Administrator in the performance of its duties. The Agreement will continue in effect until August 31, 2005, subject to certain termination provisions. After this initial term, the Agreement will renew each year unless terminated by either party upon not less than 90 days' prior written notice to the other party.

         Old Mutual Investment Partners (the "Distributor"), an indirect, wholly owned subsidiary of Old Mutual (US) Holdings Inc. ("OMUSH"), and the Trust are parties to a distribution agreement (the "Distribution Agreement"), pursuant to which the Distributor serves as principal underwriter for the Trust's shares. The Distributor receives no compensation for serving in such capacity, except as provided in separate Distribution Plans and Service Plans.

         The Distribution Agreement is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Trustees who are not "interested persons" (as defined in the 1940
         Act) and have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Trust upon not more than 60 days' written notice by either party or upon assignment by the Distributor.

         The Trust has adopted a Distribution Plan for each of Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act to enable the Class A and Class C shares of a Fund to directly and indirectly bear certain expenses relating to the distribution of such shares. The Trust has also adopted a Service Plan to enable the Class A and Class C shares of a Fund to directly and indirectly bear certain expenses relating to the shareholder servicing and/or personal account maintenance of the holders of such shares. Each of the Distribution Plans and Service Plan are compensation plans, which means that they compensate the Distributor or third-party broker-dealer or financial intermediary regardless of the expenses actually incurred by such persons.

         Pursuant to the Distribution Plans for Class A and Class C shares, the Trust will pay to the Distributor a monthly fee at an annual aggregate rate not to exceed (i) 0.25% of the average net asset value of the

         Class A shares of the Fund and (ii) 0.75% of the average net asset value of the Class C shares of the Fund, as determined at the close of each business day during the month, which is to compensate the Distributor for services provided and expenses incurred by it in connection with the offering and sale of Class A or Class C shares, which may include, without limitation, the payment by the Distributor to investment dealers of commissions on the sale of Class A or Class C shares, as set forth in the then current prospectus or this statement of additional information with respect to Class A and Class C shares and interest and other financing costs.

         The amount of such payments shall be determined by the Trust's disinterested Trustees from time to time. Currently, Class A shares are not authorized to pay distributor fees and Class C shares are authorized to pay the maximum amount of distributor fees.

         Pursuant to the Service Plan for Class A and Class C shares, the Trust will pay to the Distributor or other third-party financial intermediaries a fee at an annual aggregate rate not to exceed 0.25% of the average net asset value of Class A and Class C shares, which is for maintaining or improving services provided to shareholders by the Distributor and investment dealers, financial institutions and 401(k) plan service providers. The amount of such payments shall be determined by the Trust's disinterested Trustees from time to time.

         Currently, both Class A and Class C shares are authorized to pay the maximum amount of service fees. The Distributor will prepare and deliver written reports to the Board of Trustees of the Trust on a regular basis (at least quarterly) setting forth the payments made pursuant to the Distribution Plans and the Service Plan, and the purposes for which such expenditures were made, as well as any supplemental reports as the Board of Trustees may from time to time reasonably request. Except to the extent that the Administrator, Sub-Administrator or Adviser may benefit through increased fees from an increase in the net assets of the Trust which may have resulted in part from the expenditures, no interested person of the Trust nor any Trustee of the Trust who is not an "interested person" (as defined in the 1940 Act) of the Trust had a direct or indirect financial interest in the operation of the Distribution or Service Plans or any related agreement.

         DST Systems, Inc. serves as the transfer agent and dividend disbursing agent of the Fund. From time to time, the Fund may pay amounts to third parties that provide sub-transfer agency and other administrative services relating to the Fund to persons who beneficially own interests in the Fund.

         The Fund has entered into a shareholder servicing agreement with Old Mutual Fund Services to provide shareholder support and other shareholder account-related services. Old Mutual Fund Services has, in turn, contracted with Old Mutual Shareholder Services, Inc. (formerly known as PBHG Shareholder Services, Inc.), ("OMSS"), its wholly owned subsidiary, to assist in the provision of those services. OMSS received no fees directly from the Fund. The shareholder service fees are reviewed periodically and approved annually by the Board of Trustees.

3.       INTERFUND LENDING

         Pursuant to resolutions adopted by the Boards of Trustees of each of Old Mutual Advisor Fund, PBHG Fund and PBHG Insurance Series Fund (together, the "Trusts"), on behalf of each series portfolio of the Trusts (the "Fund"), the Fund may lend an amount up to its prospectus-defined limitations to other Funds. All such lending shall be conducted pursuant to the exemptive order granted by the Securities and Exchange Commission on August 12, 2003 to the Trusts and Liberty Ridge Capital, Inc.

         The interest rate charged on the loan is the average of the overnight repurchase agreement rate (highest rate available to the Fund from investments in overnight repurchase agreements) and the bank loan rate (Federal Fund Rate plus 50 basis points). The Fund may not borrow more than 10% of its assets.

4.       FOREIGN HOLDINGS RISK

         The Fund may invest in foreign securities. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. These risks and considerations include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investment in foreign countries and potential restrictions on the flow of international capital and currencies. Foreign issuers may also be subject to less government regulation than U.S. companies. Moreover, the dividends and interest payable on foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Fund's shareholders. Further, foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Changes in foreign exchange rates will affect, favorably or unfavorably, the value of those securities which are denominated or quoted in currencies other than the U.S. dollar.

5.       FEDERAL TAX INFORMATION

         The Fund has qualified and intends to continue to qualify as a regulated investment company for Federal income tax purposes and to distribute substantially all of its taxable income and net capital gains. Accordingly, no provision has been made for Federal income taxes. Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise.

ITEM 2.  CODE OF ETHICS.

(a) As of the end of the period covered by this report, Old Mutual Advisor Funds ("Registrant") has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions ("Senior Officer Code of Ethics").

(c) During the period covered by this report, no amendments have been made to the Senior Officer Code of Ethics.

(d) During the period covered by this report, the Registrant has not granted a waiver, including an implicit waiver, from a provision of the Senior Officer Code of Ethics to the Registrant's principal executive officer, principal financial officer, or principal accounting officer that relates to one or more of the items set forth in paragraph (b) of
         Item 2 of Form N-CSR.

(f)(2) A copy of the Senior Officer Code of Ethics is available on the internet at www.oldmutualcapital.com.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant's Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2) The audit committee financial expert is John R. Bartholdson who is an "independent" member of the audit committee as that term is defined in Form N-CSR Item 3(a)(2).

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed to Registrant by PricewaterhouseCoopers ("PwC"), its principal accountant, for professional services rendered for the audit of the Registrant's financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year ended July

31, 2005 were $75,000. PwC also billed to Registrant fees of $11,000 for the Registrant's seed audit related to its commencement of operations.

(b) Audit-Related Fees. The Registrant did not incur any audit-related fees for assurance and related services that are reasonably related to the performance of the audit of the Registrant's financial statements and that are not reported under paragraph (a) of this Item 4 for the fiscal year ended July 31, 2005 or for the period of the Registrant's inception in May 2004 through the start of its 2005 fiscal year.

(c) Tax Fees. The Registrant did not incur any tax-related fees for the fiscal year ended July 31, 2005 or for the period of the Registrant's inception in May 2004 through the start of its 2005 fiscal year.

(d) All Other Fees. The Registrant did not incur any other fees from PwC for products and services provided by PwC, other than the services reported in paragraphs (a), (b), and (c) of this Item 4.

(e)(1) The Registrant's Board generally must pre-approve all audit and significant permitted non-audit engagement of the Registrant's principal accountant prior to the commencement of any such engagement. The Board has approved a de minimus exception for non-audit services costing $10,000 or less, subject to ratification of such non-audit services at the next meeting of the

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Schedule included under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Registrant has a Governance and Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board of Trustees. The Committee has adopted a Governance and Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders (other than shareholder recommendations of himself or herself) submitted to the Secretary of the Registrant, 4643 S. Ulster Street, Suite 600, Denver, Colorado 80237. A nomination submission must include information (i) the name, address and telephone number of, and the number of Trust shares owned by, the person or entity or group of persons or entities on whose behalf the recommendation is being made, and the related account name, number and broker or account provider name and (ii) if any such persons were not record owners of the Trust at the time the recommendation was submitted, verification acceptable in form and substance to the Trust of such person's ownership of the Trust at the time the recommendation was made.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the Registrant's disclosure controls and procedures are reasonably designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal half-year covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                             Old Mutual Advisor Funds


                                             By: /s/ David J. Bullock
                                                -----------------------------
                                             David J. Bullock, President and
                                             Principal Executive Officer

Dated:  October 6, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                             By: /s/ David J. Bullock
                                                -----------------------------
                                             David J. Bullock, President and
                                             Principal Executive Officer

Dated: October 5, 2005

                                             By: /s/ Mark E. Black
                                                -------------------------
                                             Mark E. Black, Treasurer and
                                             Principal Financial Officer
Dated:  October 6, 2005